                                                      '33 Act File No. 333-40455
                                                      '40 Act File No. 811-08495

      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 14, 2006

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

Post-Effective Amendment No. 76                                        [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 77                                                       [X]

                        (Check appropriate box or boxes)

                              GARTMORE MUTUAL FUNDS

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 1200 RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428
                (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

       Registrant's Telephone Number, including Area Code: (484) 530-1300

                        Send Copies of Communications to:

ALLAN J. OSTER, ESQ.                        MS. BARBARA A. NUGENT, ESQ.
1200 RIVER ROAD, SUITE 1000                 STRADLEY, RONON, STEVENS, &YOUNG LLP
CONSHOHOCKEN, PENNSYLVANIA 19428            2600 ONE COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)     PHILADELPHIA, PENNSYLVANIA 19103

It is proposed that this filing will become effective: (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)

     [ ]  on [date] pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on [date] pursuant to paragraph (a)(1)

     [X]  75 days after filing pursuant to paragraph (a)(2)

     [ ]  on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ]  This  post-effective  amendment  designated a new effective date for a previously filed post-effective amendment.

This  Post-Effective  Amendment relates only to the Gartmore Small Cap Core Fund and Gartmore Market Neutral  Long-Short Fund. No other  information  relating to any other series of the Registrant is amended or superseded hereby.

Gartmore Small Cap Core Fund
Gartmore Market Neutral Long-Short Fund

Fund Prospectus

___________, 2006

As with all  mutual  funds,  the  Securities  and  Exchange  Commission  has not
approved  or  disapproved  these  Funds'  shares  or  determined   whether  this
prospectus is complete or accurate. To state otherwise is a crime.

                                                           www.gartmorefunds.com

                                Table of Contents

Section 1:   Fund Summaries and Performance

             Gartmore Small Cap Core Fund
             Gartmore Market Neutral Long-Short Fund

Section 2:   Fund Details
             Additional Information about Investments, Investment
              Techniques and Risks

Section 3:   Fund Management
             Investment Adviser
             Multi-Manager Structure
             Portfolio Management

Section 4:   Investing with Gartmore
             Choosing a Share Class
             Sales Charges and Fees
             Revenue Sharing
             Contacting Gartmore Funds
             Buying Shares
             Valuation of Shares
             Customer Identification Information
             Exchanging Shares
             Automatic Withdrawal Program
             Selling Shares
             Excessive or Short-Term Trading
             Exchange and Redemption Fees

Section 5:   Distributions and Taxes
             Distributions and Capital Gains
             Selling and Exchanging Shares
             Other Tax Jurisdictions
             Tax Status for Retirement Plans and Other Tax-Deferred
              Accounts
             Backup Withholding

Section 6:   Financial Highlights

This prospectus provides  information about two funds (the "Funds"),  the shares of which are offered by Gartmore Mutual Funds (the "Trust"):

Gartmore Small Cap Core Fund
Gartmore Market Neutral Long-Short Fund

The following  section  summarizes key  information  about the Funds,  including
information  regarding  their  investment   objectives,   principal  strategies,
principal risks,  performance and fees. As with any mutual fund, there can be no guarantee  that  either  of  the  Funds  will  meet  its  respective  investment objectives or that either Fund's  performance will be positive for any period of time.

Each Fund's investment objective can be changed without shareholder approval.

A Note about Share Classes

Each Fund offers six different  share classes - Class A, Class B, Class C, Class
R,  Institutional  Service Class and  Institutional  Class. An investment in any share class of a Fund  represents  an investment in the same assets of the Fund.
However,  the  fees,  sales  charges  and  expenses  for each  share  class  are different.  The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each of the Funds are set forth in the Fund Summaries.

Although  each Fund is currently  managed by Gartmore  Mutual Fund Capital Trust
(the "Adviser"), and the Adviser intends to manage each Fund for the foreseeable future, each Fund may employ a "multi-manager"  structure,  which means that the
Adviser, as each Fund's investment  adviser,  may hire, replace or terminate one or more  subadvisers,  not  affiliated  with  the  Adviser,  for a Fund  without shareholder  approval.  The  Adviser  believes  that  this  structure  gives  it increased  flexibility  to manage the Funds in your best interest and to operate the Funds  more  efficiently.  See  Section  3, Fund  Management:  Multi-Manager
Structure for more information.

Key Terms

In an effort to help you better  understand the many concepts involved in making an investment decision, we have defined the following terms:

Common stock - securities representing shares of ownership of a corporation.

Derivative - a contract or investment whose value is based on the performance of an underlying financial asset, index or economic measure.

Equity  securities  -  securities,  including  common  stock,  preferred  stock, securities  convertible  into common stock or securities (or other  investments)
with prices linked to the value of common stocks,  foreign  investment  funds or trusts and  depositary  receipts,  that  represent an ownership  interest in the issuer.

Growth style - a style of investing in equity  securities of companies  that the
Fund's management believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

Long position - the Fund actually owns a security in anticipation that its price will increase.

Market capitalization - a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

Short  sale -  selling a  security  the Fund  does not own,  but must  borrow to complete the sale, in  anticipation  of purchasing  the same security at a later date at a lower price.

Small-cap companies - companies whose market  capitalization is similar to those of companies included in the Russell 2000(R) Index,  ranging from $218.4 million to $1.9 billion as of June 30, 2006.

Value  style - a style  of  investing  in  equity  securities  that  the  Fund's management believes are undervalued, which means that their prices are less than
Fund management  believes they are worth, based on such factors as price-to-book ratio,  price-to-earnings ratio and cash flow. Companies issuing such securities may be currently out of favor or  experiencing  poor operating  conditions  that
Fund management believes to be temporary.

Section 1    Gartmore Small Cap Core Fund Summary and Performance

Objective

The Fund seeks long-term capital appreciation.

Principal Strategies

Under  normal  circumstances,  the Fund invests at least 80% of the value of its net assets in equity securities issued by small-cap companies.  The Fund invests primarily  in the common  stock of  small-cap  U.S.  companies  in an attempt to provide  investors  with  potentially  higher  returns  than a fund that invests primarily in larger, more established companies. The Fund does not target either a growth style or a value style of investing specifically, but rather focuses on the broader  small-cap market,  incorporating  elements of both growth and value styles.

The Adviser uses  quantitative  techniques  to build a  multi-factor  model that seeks  to  select  the  highest  returning  securities  in  the  current  market environment. This model capitalizes on the theory that the financial markets are dynamic and investment  opportunities  vary over time. In purchasing and selling securities,  the Fund attempts to benefit from anomalies in various factors such as

     o    book-to-price,

     o    earnings revisions,

     o    earnings quality,

     o    price momentum,

     o    cash flow changes and

     o    market style trends.

The Fund also may use  derivatives,  such as futures and options,  for efficient portfolio management.  In addition, the Fund may engage in securities lending in order to generate additional income.

The Fund may  invest  without  limit in initial  public  offerings  ("IPOs")  of small-cap  companies,  although such IPOs may not be available for investment by the Fund or the impact of any such IPO would be uncertain.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Stock market risk - the Fund could lose value if the individual  stocks in which the Fund has invested or overall stock markets in which they trade go down.

Selection risk - the portfolio  manager may select  securities that underperform the  stock  market,  the  Russell  2000(R)Index,  or other  funds  with  similar investment objectives and strategies.

Small-cap risk - results from investing in stocks of smaller companies.  Smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Initial public  offering risk - availability of IPOs may be limited and the Fund may not be able to buy any shares at the offering  price,  or may not be able to buy as many shares at the offering price as it would like.  Further,  IPO prices often are  subject to greater and more  unpredictable  price  changes  than more established stocks.

Derivatives risk - derivatives can disproportionately increase losses and reduce opportunities  for gains when the  security  prices,  interest  rates,  currency values, or other such measures underlying derivatives change in unexpected ways.
They also present default risks if the  counterparty  to a derivatives  contract fails to fulfill its obligations to the Fund.

Portfolio  turnover  - the Fund may  engage in active  and  frequent  trading of portfolio  securities.  A higher portfolio  turnover rate increases  transaction costs and as a result may adversely impact the Fund's performance and may:

     o    increase share price volatility and
     o    result in additional tax consequences for Fund shareholders.

If the value of the Fund's investments goes down, you may lose money.

Performance

Performance  information  is  not  provided  because  the  Fund  did  not  begin operations as of the date of this prospectus.

Fees and Expenses

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the Fund depending on the share class you select.

----------------------------- --------- --------- --------- --------- --------------- ---------------
Shareholder Fees (paid         Class A   Class B   Class C   Class R   Institutional   Institutional
directly from your             Shares    Shares    Shares    Shares    Service Class   Class Shares
investment) (1)                                                        Shares
----------------------------- --------- --------- --------- --------- --------------- ---------------
Maximum Sales Charge (Load)
imposed upon purchases (as
a percentage of offering
price)                         5.75%(2)   None       None      None         None            None
----------------------------- --------- --------- --------- --------- --------------- ---------------
Maximum Deferred Sales
Charge (Load) imposed upon
redemptions (as a
percentage of offering or
sale price, whichever is
less)                           None(3)  5.00%(4)   1.00%(5)   None         None            None
----------------------------- --------- --------- --------- --------- --------------- ---------------
Redemption/Exchange Fee (as
a percentage of amount
redeemed or exchanged)(6)      2.00%     2.00%      2.00%     2.00%        2.00%           2.00%
----------------------------- --------- --------- --------- --------- --------------- ---------------

----------------------------- --------- --------- --------- --------- --------------- ---------------
----------------------------- --------- --------- --------- --------- --------------- ---------------
Annual Fund Operating
Expenses (expenses that are
deducted from Fund assets)

----------------------------- --------- --------- --------- --------- --------------- ---------------
Management Fees (paid to
have the Fund's investments
professionally managed)        0.85%     0.85%      0.85%     0.85%        0.85%           0.85%
----------------------------- --------- --------- --------- --------- --------------- ---------------
Distribution and/or Service
(12b-1) Fees (paid from
Fund assets to cover the
cost of sales, promotions
and other distribution
activities, as well as
certain shareholder
servicing costs)               0.25%     1.00%      1.00%     0.40%(7)      None            None
----------------------------- --------- --------- --------- --------- --------------- ---------------
Other Expenses(8)              0.82%     0.77%      0.77%     0.97%        0.82%           0.77%
----------------------------- --------- --------- --------- --------- --------------- ---------------
Total Annual Fund Operating
Expenses(9)                    1.92%     2.62%      2.62%     2.22%        1.67%           1.62%
----------------------------- --------- --------- --------- --------- --------------- ---------------
Amount of Fee
Waiver/Expense
Reimbursement(10)              0.37%     0.37%      0.37%     0.37%        0.37%           0.37%
----------------------------- --------- --------- --------- --------- --------------- ---------------
Total Annual Fund Operating
Expenses (After
Waivers/Reimbursements)        1.55%     2.25%      2.25%     1.85%        1.30%           1.25%
----------------------------- --------- --------- --------- --------- --------------- ---------------

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.
(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Gartmore:  Choosing a Share  Class--Reduction  and Waiver of
     Class A Sales Charges.
(3)  A  contingent  deferred  sales  charge  (CDSC) of up to 1.00% will apply to certain  redemptions  of Class A shares if purchased  without sales charges and for which a  finders  fee was  paid.  See  Section  4,  Investing  with
     Gartmore: Choosing a Share Class--Purchasing Class A Shares without a Sales
     Charge.
(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Gartmore: Choosing a Share Class--Class B Shares.
(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after  purchase.  See Section 4, Investing with Gartmore:  Choosing a Share
     Class--Class C Shares.
(6)  A redemption/exchange  fee of 2.00% applies to shares redeemed or exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4, Investing with Gartmore: Selling Shares--Exchange and Redemption
     Fees.
(7)  Pursuant  to the Fund's  Rule 12b-1  Plan,  Class R shares are subject to a maximum  Rule  12b-1 fee of 0.50% of the  average  daily net  assets of the
     Fund's Class R shares,  but such fees will be limited to no more than 0.40%
     during  the  current  fiscal  year.  For more  information  see  Section 4,
     Investing with Gartmore: Sales Charges and Fees.
(8)  "Other Expenses" include  administrative  services fees which currently are estimated  to  be  0.05%,  0.20%  and  0.05%  for  Class  A,  Class  R  and
     Institutional Service Class shares,  respectively,  but which are permitted to be as high as 0.25%. The full 0.25% in  administrative  services fees is not  reflected  in "Other  Expenses" at this time because the Fund does not
     currently  have   administrative   servicing   agreements   with  financial
     intermediaries that charge the full amount permitted.
(9)  Expenses are estimated based on the Fund's projected average net assets for the current fiscal year.
(10) Gartmore  Mutual Funds (the "Trust") and Gartmore Mutual Fund Capital Trust
     (the "Adviser")  have entered into a written  contract  limiting  operating expenses to 1.25% at least through February 28, 2008 for all share classes.
     This limit excludes  certain Fund expenses  including any taxes,  interest,
     brokerage  fees,   extraordinary  expenses,  Rule  12b-1  fees,  short-sale
     dividend  expenses and  administrative  services fees and may exclude other expenses as well.  The Trust is  authorized  to  reimburse  the Adviser for management  fees previously  waived and/or for expenses  previously paid by the Adviser,  as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.  Any reimbursements to the Adviser must be  within  three  years of the end of the  fiscal  year in which  the
     Adviser made or waived the payment for which it is being reimbursed. If the maximum  amount of Rule 12b-1 fees and  administrative  services  fees were
     charged,    the   "Total   Annual   Fund    Operating    Expenses    (After
     Waivers/Reimbursements)"  could increase to 1.75% for Class A shares, 2.00%
     for Class R shares and 1.50% for Institutional  Service Class shares before the Adviser would be required to further limit the Fund's expenses.

Example

This  Example is intended to help you compare the cost of  investing in the Fund with the cost of investing in other mutual funds.

The Example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated  and then  sell all of your  shares  at the end of those  periods.  It assumes  a 5%  return  each  year,  no  change  in  expenses,  and  the  expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 year     3 years
          Class A shares*                         $724      $1,110
          Class B shares                           728       1,079
          Class C shares                           328         779
          Class R shares                           188         659
          Institutional Service Class shares       132         490
          Institutional Class shares               127         475

*Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                                1 year     3 years
          Class B shares                          $228        $779
          Class C shares                           228         779

**   Expenses  paid on the same  investment  in Class A (unless your purchase is subject  to a  CDSC  for a  purchase  of  $1,000,000  or  more),  Class  R,
     Institutional  Service Class and Institutional  Class shares do not change, whether or not you sell your shares.

The Fund  does not  apply  sales  charges  on  reinvested  dividends  and  other distributions. If these sales charges (loads) were included, your costs would be higher.

Section 1    Gartmore Market Neutral Long-Short Fund Summary and Performance

Objective

The  Fund  seeks  to  provide  long-term  capital  appreciation  from a  broadly diversified  portfolio  of U.S.  stocks  while  neutralizing  the general  risks associated with stock market investing.

Principal Strategies

The Fund seeks to achieve  its  objective  regardless  of the  direction  of the market  through  the  purchase  and  short  sale of  equity  securities  of U.S.
companies.  The Fund takes long positions in common stocks of companies that the
Fund's management believes will outperform the market. Simultaneously,  the Fund intends to engage in short sales of stocks that the portfolio  manager  believes will  underperform  the market and decline in value. The Fund uses a multi-style approach,  meaning that it may invest across different  industries,  sectors and market capitalization levels,  targeting both growth style and value style types of companies. The Fund intends to maintain approximately equal value exposure in its  long  and  short  positions  in  order to  neutralize  the  effects  on its performance resulting from general U.S. stock market movements or sector swings.

The Fund seeks to  capitalize  on  opportunities  presented  by changing  market environments.  The Adviser uses quantitative  techniques to build a multi-factor model that seeks to select  the  highest  returning  securities  in the  current market  environment.  This model  capitalizes  on the theory that the  financial markets  are  dynamic  and  investment  opportunities  vary over time.  The Fund attempts to benefit from anomalies in various factors such as

     o    book-to-price

     o    earnings revisions

     o    earnings quality

     o    price momentum and

     o    cash flow  changes  through its purchase of long  positions  and short positions.

With a long  position,  the  Fund  purchases  a  stock  outright;  with a  short position, the Fund sells a security that it does not own and must borrow to meet its settlement  obligations.  To complete the short sale  transaction,  the Fund buys the same stock in the market and returns it to the  lender.  The Fund makes money if the  market  price  of the  stock  goes  down  after  the  short  sale.
Conversely,  if the price of the stock  goes up after the short  sale,  the Fund will lose money  because it will have to pay more to replace the borrowed  stock than it received  when it sold the stock short.  Short  positions may be used to hedge against the volatility of the long portion of the overall portfolio and/or to garner returns from declines in securities prices.

While the Fund's  securities may be held either long or short,  no security will at the same time be held both long and short. Nevertheless,  the Fund may effect strategic  paired  trades,  taking both long and short  positions  in  different companies  within the same  industry  in order to remove  much of the market and sector impact on performance.

The Fund also may use  derivatives,  such as futures and options,  for efficient portfolio management,  and may engage in securities lending in order to generate additional income.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Stock  market  risk -  individual  stocks,  as well as  stock  markets  overall, fluctuate  in value  considerably.  The Fund  could  lose value if the stocks in which the Fund maintains long positions go down, or if the stocks which the Fund sells short increase in value.

Strategy  risk - The strategy used by the Fund's  portfolio  manager may fail to produce the  intended  result.  There is no  guarantee  that the use of long and short  positions  will succeed in limiting  the Fund's  exposure to stock market movements,  capitalization,  sector-swings  or other risk factors.  The strategy used by the Fund involves  complex  securities  transactions  that involve risks different from those involved with direct investment in equity securities.  As a result,  the Fund is  intended  for  investors  who are able to  maintain  their investment  over a longer  term and are  willing to assume the risks  associated with this type of fund.

Short  sales  risk - the risk that the price of the  security  sold  short  will increase in value  between the time of the short sale and the time the Fund must purchase the security to return it to the lender.

Derivatives risk - derivatives can disproportionately increase losses and reduce opportunities  for gains when the  security  prices,  interest  rates,  currency values, or other such measures underlying derivatives change in unexpected ways.
They also present default risks if the  counterparty  to a derivatives  contract fails to fulfill its obligations to the Fund.

Portfolio  turnover  - the Fund may  engage in active  and  frequent  trading of portfolio  securities.  A higher portfolio  turnover rate increases  transaction costs and as a result may adversely impact the Fund's performance and may:

     o    increase share price volatility and
     o    result in additional tax consequences for Fund shareholders.

If the value of the Fund's investments goes down, you may lose money.

Performance

Performance  information  is  not  provided  because  the  Fund  did  not  begin operations as of the date of this prospectus.

Fees and Expenses

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the Fund depending on the share class you select.

----------------------------- --------- --------- --------- --------- --------------- ---------------
Shareholder Fees (paid         Class A   Class B   Class C   Class R   Institutional   Institutional
directly from your             Shares    Shares    Shares    Shares    Service Class   Class Shares
investment) (1)                                                        Shares
----------------------------- --------- --------- --------- --------- --------------- ---------------
Maximum Sales Charge (Load)
imposed upon purchases (as a
percentage of offering price)  5.75%(2)   None       None      None         None            None
----------------------------- --------- --------- --------- --------- --------------- ---------------
Maximum Deferred Sales Charge
(Load) imposed upon
redemptions (as a percentage
of offering or sale price,
whichever is less)              None(3)  5.00%(4)   1.00%(5)   None         None            None
----------------------------- --------- --------- --------- --------- --------------- ---------------
Redemption/Exchange Fee (as a
percentage of amount redeemed
or exchanged)(6)               2.00%     2.00%      2.00%     2.00%        2.00%           2.00%
----------------------------- --------- --------- --------- --------- --------------- ---------------

----------------------------- --------- --------- --------- --------- --------------- ---------------
----------------------------- --------- --------- --------- --------- --------------- ---------------
Annual Fund Operating
Expenses (expenses that are
deducted from Fund assets)
----------------------------- --------- --------- --------- --------- --------------- ---------------
Management Fees (paid to have
the Fund's investments
professionally managed)        1.25%     1.25%      1.25%     1.25%        1.25%           1.25%
----------------------------- --------- --------- --------- --------- --------------- ---------------
Distribution and/or Service
(12b-1) Fees (paid from Fund
assets to cover the cost of
sales, promotions and other
distribution activities, as
well as certain shareholder
servicing costs)               0.25%     1.00%      1.00%     0.40%(7)      None            None
----------------------------- --------- --------- --------- --------- --------------- ---------------
Other Expenses(8)
----------------------------- --------- --------- --------- --------- --------------- ---------------
Short Sale Dividend Expense(9) 0.64%     0.64%      0.64%     0.64%        0.64%           0.64%
----------------------------- --------- --------- --------- --------- --------------- ---------------
Remainder of Other Expenses    0.96%     0.96%      0.96%     1.16%        0.96%           0.96%
----------------------------- --------- --------- --------- --------- --------------- ---------------
Total of Other Expenses        1.60%     1.60%      1.60%     1.80%        1.60%           1.60%
----------------------------- --------- --------- --------- --------- --------------- ---------------
Total Annual Fund Operating
Expenses(10)                   3.10%     3.85%      3.85%     3.45%        2.85%           2.85%
----------------------------- --------- --------- --------- --------- --------------- ---------------
Amount of Fee Waiver/Expense
Reimbursement(11)              0.56%     0.56%      0.56%     0.56%        0.56%           0.56%
----------------------------- --------- --------- --------- --------- --------------- ---------------
Total Annual Fund Operating
Expenses (After
Waivers/Reimbursements)        2.54%     3.29%      3.29%     2.89%        2.29%           2.29%
----------------------------- --------- --------- --------- --------- --------------- ---------------

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.
(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Gartmore:  Choosing a Share  Class--Reduction  and Waiver of
     Class A Sales Charges.
(3)  A  contingent  deferred  sales  charge  (CDSC) of up to 1.00% will apply to certain  redemptions  of Class A shares if purchased  without sales charges and for which a  finders  fee was  paid.  See  Section  4,  Investing  with
     Gartmore: Choosing a Share Class--Purchasing Class A Shares without a Sales
     Charge.
(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Gartmore: Choosing a Share Class--Class B Shares.
(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after  purchase.  See Section 4, Investing with Gartmore:  Choosing a Share
     Class--Class C Shares.
(6)  A redemption/exchange  fee of 2.00% applies to shares redeemed or exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4, Investing with Gartmore: Selling Shares--Exchange and Redemption
     Fees.
(7)  Pursuant  to the Fund's  Rule 12b-1  Plan,  Class R shares are subject to a maximum  Rule  12b-1 fee of 0.50% of the  average  daily net  assets of the
     Fund's Class R shares,  but such fees will be limited to no more than 0.40%
     during  the  current  fiscal  year.  For more  information  see  Section 4,
     Investing with Gartmore: Sales Charges and Fees.
(8)  "Other Expenses" include  administrative  services fees which currently are estimated  to  be  0.00%,  0.20%  and  0.00%  for  Class  A,  Class  R  and
     Institutional Service Class shares,  respectively,  but which are permitted to be as high as 0.25%. The full 0.25% in  administrative  services fees is not  reflected  in "Other  Expenses" at this time because the Fund does not
     currently  have   administrative   servicing   agreements   with  financial
     intermediaries that charge the full amount permitted.
(9)  The Fund's  principal  investment  strategies  include  selling  securities short.  When a cash  dividend is declared on a security  for which the Fund has a short position, the Fund incurs the obligation to pay an amount equal to that  dividend  to the  lender  of the  shorted  security  ("short  sale dividend expense"), and this obligation must be disclosed as a Fund expense under "Total of Other Expenses" and "Total Annual Fund Operating Expenses."
     However,  any such dividend on a security sold short generally  reduces the market value of the shorted security -thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction.
(10) Expenses are estimated based on the Fund's projected average net assets for the current fiscal year.
(11) Gartmore  Mutual Funds (the "Trust") and Gartmore Mutual Fund Capital Trust
     (the "Adviser")  have entered into a written  contract  limiting  operating expenses to 1.65% at least through February 28, 2008 for all share classes.
     This limit excludes certain Fund expenses,  including any taxes,  interest,
     brokerage  fees,   extraordinary  expenses,  Rule  12b-1  fees,  short-sale
     dividend  expenses and  administrative  services fees and may exclude other expenses as well.  The Trust is  authorized  to  reimburse  the Adviser for management  fees previously  waived and/or for expenses  previously paid by the Adviser,  as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.  Any reimbursements to the Adviser must be  within  three  years of the end of the  fiscal  year in which  the
     Adviser made or waived the payment for which it is being reimbursed. If the maximum  amount of Rule 12b-1 fees and  administrative  services  fees were
     charged,    the   "Total   Annual   Fund    Operating    Expenses    (After
     Waivers/Reimbursements)"  could increase to 2.79% for Class A shares, 3.04%
     for Class R shares and 2.54% for Institutional  Service Class shares before the Adviser would be required to further limit the Fund's expenses.
(12) Excluding  dividend  expense on securities sold short,  the ratio of "Total
     Annual Fund Operating  Expenses  (After  Waivers/Reimbursements)"  would be
     1.90%,  2.65%, 2.65%, 2.25%, 1.65% and 1.65% for Class A, Class B, Class C,
     Class R,  Institutional  Service  Class  and  Institutional  Class  shares, respectively.

Example

This  Example is intended to help you compare the cost of  investing in the Fund with the cost of investing in other mutual funds.

The Example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated  and then  sell all of your  shares  at the end of those  periods.  It assumes  a 5%  return  each  year,  no  change  in  expenses,  and  the  expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 year     3 years
          Class A shares*                         $817      $1,427
          Class B shares                           832       1,424
          Class C shares                           432       1,124
          Class R shares                           292       1,008
          Institutional Service Class shares       232         830
          Institutional Class shares               232         830

*Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                                1 year     3 years
          Class B shares                          $332      $1,124
          Class C shares                           332       1,124

**   Expenses  paid on the same  investment  in Class A (unless your purchase is subject  to a  CDSC  for a  purchase  of  $1,000,000  or  more),  Class  R,
     Institutional  Service Class and Institutional  Class shares do not change, whether or not you sell your shares.

The Fund  does not  apply  sales  charges  on  reinvested  dividends  and  other distributions. If these sales charges (loads) were included, your costs would be higher.

Section 2-   Fund Details

Additional Information about Investments, Investment Techniques and Risks

Stock market risk - Each Fund could lose value if the individual stocks in which it has  invested  and/or the  overall  stock  markets on which the stocks  trade decline in price. Stocks and stock markets may experience  short-term volatility
(price  fluctuation)  as well as  extended  periods  of price  decline or little growth. Individual stocks are affected by many factors, including:

o corporate earnings;
o production;
o management;
o sales and
o market trends,  including investor demand for a particular type of stock, such as growth or value stocks,  small or large stocks, or stocks within a particular industry.

Stock markets are affected by numerous  factors,  including  interest rates, the outlook for corporate  profits,  the health of the national and world economies, national and world social and political  events,  and the  fluctuation  of other stock markets around the world.

Small-cap  risk - In  general,  stocks  of  small-cap  companies  trade in lower volumes  and are subject to greater or more  unpredictable  price  changes  than larger  cap  securities  or the market  overall.  Small-cap  companies  may have limited  product  lines or  markets,  be less  financially  secure  than  larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund's investment in a small-cap  company  may lose  substantial  value.  Investing  in  small-cap companies  requires a longer term investment view and may not be appropriate for all investors.

Short  sales  risk - The  Gartmore  Market  Neutral  Long-Short  Fund may sell a security  the Fund does not own in the hope of  buying  the same  security  at a later date at a lower  price.  The Fund is  required  to borrow the  security to deliver it to the buyer and is obligated to return the security to the lender at a later date.  Short sales  involve the risk that the price of the security sold short  increases  from the time the  security is sold short to the date the Fund purchases  the  security  to replace  the  borrowed  security.  Any such loss is increased  by the  amount of the  premium or  interest  the Fund must pay to the lender of the  security.  Likewise,  any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate  other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity.

The Fund's  performance  may also  suffer if it is required to close out a short position earlier than it had intended. This would occur if the securities lender
required  the  Fund  to  deliver  the   securities  the  Fund  borrowed  at  the
commencement  of the short sale and the Fund was unable to borrow the securities from another securities lender.

Depositary  receipts - The Funds may invest in securities of foreign  issuers in the form of depositary receipts,  such as American Depositary Receipts ("ADRs"),
European  Depositary  Receipts ("EDRs") and Global Depositary Receipts ("GDRs"),
which  typically  are  issued  by  local  financial  institutions  and  evidence ownership  of the  underlying  securities.  Depositary  receipts  are  generally subject to the same risks as the foreign  securities  that they evidence or into which they may be converted.

Depositary  receipts  may or may  not be  jointly  sponsored  by the  underlying issuer.  The issuers of  unsponsored  depositary  receipts are not  obligated to
disclose   information  that  is  considered  material  in  the  United  States.
Therefore,  there may be less information  available regarding these issuers and there may not be a correlation  between such information and the market value of the  depositary  receipts.  Certain  depositary  receipts  are not  listed on an exchange and therefore may be considered to be illiquid securities.

Derivatives  - Each Fund may  invest in  derivatives,  which  are  contracts  or investments  with  their  values  based  on  the  performance  of an  underlying financial asset, index or other measure.  For example, an option is a derivative because its value changes in relation to the performance of an underlying stock.
The  value of an  option  on a  futures  contract  varies  with the value of the underlying  futures  contract,  which  in turn  varies  with  the  value  of the
underlying   commodity   or   security.   Derivatives   present   the   risk  of
disproportionately  increased losses and/or reduced opportunities for gains when the  financial  asset to which the  derivative  is linked  changes in unexpected ways. Some risks of investing in derivatives include the risk that:

o the  other  party  to  the  derivatives  contract  may  fail  to  fulfill  its obligations;
o their use may reduce liquidity and make a Fund harder to value,  especially in declining markets;
o a Fund may  suffer  disproportionately  heavy  losses  relative  to the amount invested; and
o changes in the value of  derivatives  may not match or fully offset changes in the value of the hedged  portfolio  securities,  thereby  failing to achieve the original purpose for using the derivatives.

REIT risk- The Gartmore Small Cap Core Fund may invest in real estate investment trusts ("REITs").  REITs have the risks associated with direct ownership of real estate  and with the real  estate  industry  in  general.  These  risks  include possible declines in the value of real estate,  possible lack of availability of mortgage  funds,  and unexpected  vacancies of properties.  REITs that invest in real estate mortgages are subject to prepayment risk.

Securities lending - Each Fund may lend securities, which involves the risk that the borrower  may fail to return the  securities  in a timely  manner or at all.
Consequently, a Fund may lose money and there could be a delay in recovering the loaned  securities.  A Fund  could also lose  money if it does not  recover  the loaned securities and/or the value of the collateral falls,  including the value of investments made with cash  collateral.  Under certain  circumstances,  these events could trigger adverse tax consequences to a Fund.

Temporary investments - Each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if a  Fund's  management  believes  that  business,  economic,  political  or financial  conditions  warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

o short-term U.S. government securities;
o certificates of deposit,  bankers' acceptances,  and interest-bearing  savings deposits of commercial banks;
o prime quality commercial paper;
o  repurchase  agreements  covering  any of the  securities  in which a Fund may invest directly; and
o shares of other investment companies that invest in securities in which a Fund may invest, to the extent permitted by applicable law.

The use of  temporary  investments  prevents  a Fund  from  fully  pursuing  its investment objective, and a Fund may miss potential market upswings.

The Statement of Additional Information ("SAI") contains more information on the
Funds'  principal  investments  and  strategies  and can be requested  using the addresses and telephone numbers on the back of this prospectus.

Each Fund will post its top 10 portfolio  holdings  for its calendar  quarter on the Trust's internet site at www.gartmorefunds.com.  The top 10 holdings will be available no earlier than 10 business days after the end of the Funds'  calendar quarter  and will  remain  until the Funds file their next  quarterly  portfolio holdings  report  on Form  N-CSR or Form N-Q with the  Securities  and  Exchange
Commission.  A description of the Funds'  policies and procedures  regarding the release of portfolio holdings information is available in the Funds' SAI.

Section 3:   Fund Management

Investment Adviser

Gartmore Mutual Fund Capital Trust (the "Adviser"),  located at 1200 River Road,
Suite 1000, Conshohocken,  Pennsylvania 19428, is the Funds' investment adviser.
The Adviser manages the investment of the Funds' assets and supervises the daily business  affairs  of the  Funds.  The  Adviser  was  organized  in  1999  as an investment  adviser for mutual funds. The Adviser is part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company.

The total annual advisory fees that can be paid to the Adviser for each Fund (as a percentage of the average daily net assets of each Fund) are as follows:

Fund                             Assets                         Management Fee

Gartmore Small Cap Core Fund     $0 up to $500 million          0.85%

                                 $500 million up to $2 billion  0.75%

                                 $2 billion and more            0.70%

Gartmore Market Neutral          All assets                     1.25%
Long-Short Fund

A  discussion  regarding  the basis for the Board of  Trustees'  approval of the investment advisory agreement for the Funds will be available in the Funds' next annual  report to  shareholders,  which will  cover the  period  from the Funds'
inception through October 31, 2006.

Portfolio Management

Joseph A.  Cerniglia,  portfolio  manager and senior  quantitative  analyst,  is responsible  for the  day-to-day  management of both the Gartmore Small Cap Core
Fund and the Gartmore  Market Neutral  Long-Short Fund and the selection of each
Fund's investments. He also manages the Gartmore Hedged Core Equity Fund and the core quantitative  sleeves of the Gartmore Nationwide Fund and the Gartmore GVIT
Nationwide Fund.

Mr.  Cerniglia  joined  Gartmore in September 2000 and has been  responsible for developing and implementing  quantitative  investment  strategies for Gartmore's equity funds. Prior to joining the Adviser,  Mr. Cerniglia was an equity analyst at Pitcairn Trust Company.

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation,  other accounts managed by the portfolio manager and the portfolio manager's  ownership  of  securities  in the  Fund(s)  managed by the  portfolio manager, if any.

Multi-Manager Structure

The  Adviser  and the Trust  have  received  an  exemptive  order  from the U.S.
Securities and Exchange Commission for a multi-manager structure that allows the
Adviser  to  hire,  replace  or  terminate  a  subadviser  (excluding  hiring  a subadviser  which is an  affiliate  of the  Adviser)  without  the  approval  of shareholders.  The  order  also  allows  the  Adviser  to  revise a  subadvisory agreement with a non-affiliated subadviser with the approval of the Trustees but without shareholder  approval.  Currently,  each Fund is managed by the Adviser, but if a new  non-affiliate  subadviser  is hired for either Fund,  shareholders will receive  information about the new subadviser within 90 days of the change.
The exemptive  order allows these Funds greater  flexibility and enables them to operate efficiently.

Should the Adviser hire a  subadviser,  the Adviser  would perform the following oversight and evaluation services to these Funds:

     o    initial due diligence on prospective Fund subadvisers;
     o    monitoring  subadviser  performance,  including  ongoing  analysis and periodic consultations;
     o    communicating   performance   expectations   and  evaluations  to  the
          subadvisers; and
     o    making  recommendations  to the Board of Trustees  regarding  renewal, modification or termination of a subadviser's contract.

The  Adviser  does not expect to  recommend  a  subadviser  for the  foreseeable future.  In the event that the  Adviser  does  recommend  a  subadviser  that is approved by the Board of Trustees, the Adviser will periodically provide written reports  to the Board of  Trustees  regarding  its  evaluation  and  monitoring.
Although  the Adviser  will monitor the  subadviser's  performance,  there is no certainty  that any  subadviser  or either of these Funds will obtain  favorable results at any given time.

Section 4:   Investing with Gartmore

Choosing a Share Class

Call-out Box for Choosing a Share Class section:
When selecting a share class, you should consider the following:
     o    which share classes are available to you,
     o    how long you expect to own your shares,
     o    how much you intend to invest,
     o    total costs and expenses associated with a particular share class and
     o    whether you qualify for any reduction or waiver of sales charges.

Your  financial  adviser can help you to decide which share class is best suited to your needs.

The Gartmore  Funds offer several  different  share classes each with  different price and cost  features.  The table below compares Class A, Class B and Class C shares, which are available to all investors.

Class  R,  Institutional  Service  Class  and  Institutional  Class  shares  are
available  only  to  certain  investors.   For  eligible  investors,   Class  R,
Institutional  Service Class shares and  Institutional  Class shares may be more suitable than Class A, Class B or Class C shares.

Before you invest,  compare the  features of each share  class,  so that you can choose the class that is right for you. We  describe  each share class in detail on the following pages. Your financial adviser can help you with this decision.

Comparing Class A, Class B and Class C Shares

Classes and Charges                           Points to Consider
Class A Shares
Front-end sales charge up to 5.75%            A front-end sales charge means that a
                                              portion of your initial investment goes
                                              toward the sales charge and is not
                                              invested.
Contingent deferred sales charge (CDSC)(1)    Reduction and waivers of sales charges
                                              may be available.
Annual service and/or 12b-1 fee up to 0.25%   Total annual operating expenses are
Administrative services fee up to 0.25%       lower than Class B and Class C charges
                                              which means higher dividends and/or NAV
                                              per share.

                                              No conversion feature.
                                              No maximum investment amount.
Class B Shares
CDSC up to 5.00%                              No front-end sales charge means your
                                              full investment immediately goes toward
                                              buying shares.
                                              No reduction of CDSC, but waivers may
                                              be available.
                                              The CDSC declines 1% in most years to
                                              zero after six years.
Annual service and/or 12b-1 fee up to 1.00%   Total annual operating expenses are
No administrative services fee                higher than Class A charges which means
                                              lower dividends and/or NAV per share.

                                              Automatic conversion to Class A shares
                                              after seven years, which means lower
                                              annual expenses in the future.
                                              Maximum investment amount of $100,000.
                                              Larger investments may be rejected.
Class C Shares
CDSC of 1.00%                                 No front-end sales charge means your
                                              full investment immediately goes toward
                                              buying shares.
                                              No reduction of CDSC, but waivers may
                                              be available.
                                              The CDSC declines to zero after one
                                              year.
Annual service and/or 12b-1 fee up to 1.00%   Total annual operating expenses are
No administrative services fee                higher than Class A charges which means
                                              lower dividends and/or NAV per share.
                                              No conversion feature.
                                              Maximum investment amount of
                                              $1,000,000(2). Larger investments may
                                              be rejected.

(1) Unless you are eligible to purchase Class A shares without a sales charge, a
CDSC of up to 1.00% may be charged on Class A shares  redeemed  within 18 months of purchase if you paid no sales charge on the  original  purchase and a finders fee was paid.
(2) This limit was calculated based on a one-year holding period.

Class A Shares

Class A  shares  may be most  appropriate  for  investors  who want  lower  fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-end Sales Charges for Class A Shares.
------------------------ ------------------------------------ ------------------
------------------------    Sales Charge as a percentage of   ------------------
                                                                Dealer
                                                                Commission as
                                         Net Amount Invested    Percentage of
Amount of Purchase       Offering Price  (approximately)        Offering Price
------------------------ --------------- -------------------- ------------------
Less than $50,000              5.75%            6.10%               5.00%
------------------------ --------------- -------------------- ------------------
$50,000 to $99,999             4.75             4.99                4.00
------------------------ --------------- -------------------- ------------------
$100,000 to $249,999           3.50             3.63                3.00
------------------------ --------------- -------------------- ------------------
$250,000 to $499,999           2.50             2.56                2.00
------------------------ --------------- -------------------- ------------------
$500,000 to $999,999           2.00             2.04                1.75
------------------------ --------------- -------------------- ------------------
$1 million or more             None             None                None*
------------------------ --------------- -------------------- ------------------
*    Dealer may be eligible for a finders fee as described in "Purchasing  Class
     A Shares without a Sales Charge" below.

Reduction and Waiver of Class A Sales Charges

If you  qualify  for a reduction  or waiver of Class A sales  charges,  you must notify Customer  Service,  your financial  adviser or other  intermediary at the time of purchase and must also provide any  required  evidence  showing that you qualify.  The value of cumulative  quantity  discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is  determined by  multiplying  the number of shares by their current net asset  value.  In order  to  obtain a sales  charge  reduction,  you may need to provide your financial intermediary or the Fund's transfer agent, at the time of purchase,  with information regarding shares of the Funds held in other accounts which may be eligible for  aggregation.  Such  information  may include  account statements  or other  records  regarding  shares  of the  Funds  held in (i) all
accounts  (e.g.,   retirement  accounts)  with  the  Funds  and  your  financial intermediary;  (ii)  accounts  with  other  financial  intermediaries  and (iii)
accounts in the name of immediate family household  members (spouse and children under 21). You should retain any records  necessary to  substantiate  historical costs because the Fund, its transfer agent and financial  intermediaries may not maintain  this  information.  Otherwise,  you may not receive the  reduction  or waiver.  See  "Reduction of Class A Sales  Charges" and "Waiver of Class A Sales
Charges"  below and  "Reduction  of Class A Sales  Charges" and "Net Asset Value
Purchase Privilege (Class A Shares Only)" in the SAI for more information.  This
information   regarding   breakpoints  is  also  available  free  of  charge  at
www.gartmorefunds.com/invest/salesinformation.

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate  front-end sales charges on Class A shares through one or more of these methods:

o    A larger  investment.  The sales  charge  decreases  as the  amount of your investment increases.
o    Rights of  accumulation.  To qualify for the reduced  Class A sales  charge that would apply to a larger purchase than you are currently  making (shown in the  table  above),  you and  other  family  members  living at the same address can add the current value of any Class A, Class D, Class B or Class
     C shares in all Gartmore Funds (except Gartmore Money Market Fund) that you currently  own or are  currently  purchasing  to the value of your  Class A purchase.
o    Insurance proceeds or benefits discount privilege.  If you use the proceeds of an  insurance  policy  issued by any  Nationwide  Insurance  company  to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.
o    Share repurchase privilege.  If you sell Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class  without  paying an  additional sales charge within 30 days of selling shares on which you previously  paid a sales  charge.  (Reinvestment  does not affect the amount of any  capital gains  tax  due.  However,  if you  realize  a loss on your  sale  and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)
o    Letter of Intent discount. If you declare in writing that you or a group of family  members  living at the same  address  intend to  purchase  at least
     $50,000 in Class A shares  (except the Gartmore Money Market Fund) during a
     13-month period,  your sales charge is based on the total amount you intend to invest.  You are  permitted  to backdate  the letter in order to include purchases  made during the  previous  90 days.  You can also  combine  your purchase  of Class A shares with your Class D, Class B or Class C shares of all  Gartmore  Funds  (except  Gartmore  Money Market Fund) to fulfill your
     Letter of Intent.  You are not legally  required to complete the  purchases indicated  in your Letter of Intent.  However,  if you do not fulfill  your
     Letter of Intent,  additional  sales  charges may be due and shares in your account would be liquidated to cover those sales charges.

Waiver of Class A Sales Charges

Front-end  sales  charges  on  Class A  shares  are  waived  for  the  following purchasers:

     o    investors  purchasing  shares through an  unaffiliated  brokerage firm that has an agreement with Gartmore Distribution  Services,  Inc. (the
          "Distributor") to waive sales charges;
     o    directors,  officers,  full-time employees,  sales representatives and their  employees and investment  advisory  clients of a  broker-dealer that has a dealer/selling agreement with the Distributor;
     o    any investor who pays for shares with  proceeds from sales of Gartmore
          Fund  Class D shares  (Class D shares are  offered  by other  Gartmore
          Funds, but not these Funds);
     o    retirement plans;
     o    investment advisory clients of the Adviser,  Gartmore SA Capital Trust and their affiliates and
     o    directors,  officers, full-time employees (and their spouses, children or immediate  relatives) of sponsor groups that may be affiliated with the Nationwide  Insurance and Nationwide Financial companies from time to time.

The SAI lists other investors eligible for sales charge waivers.

Purchasing Class A Shares without a Sales Charge

Purchases  of $1  million  or more of Class A  shares  have no  front-end  sales charge.  You can purchase $1 million or more in Class A shares in one or more of the  funds  offered  by  Gartmore  Mutual  Funds  (including  the  Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales  charge  (CDSC) of up to 1.00%  applies if a "finders  fee" is paid by the
Distributor to your financial adviser or intermediary and you redeem your shares within  18 months of  purchase.  The CDSC  covers  the  finders  fee paid to the selling dealer.

The CDSC also does not apply:

     o    if you are eligible to purchase  Class A shares without a sales charge for another reason or
     o    to shares acquired  through  reinvestment of dividends or capital gain distributions.

Contingent Deferred Sales Charge on Certain Sales of Class A Shares

------------------------- --------------- --------------- ---------------
Amount of                   $1 million      $4 million      $25 million
Purchase                  to $3,999,999   to $24,999,999      or more
------------------------- --------------- --------------- ---------------
If sold within                              18 months
------------------------- --------------- --------------- ---------------
Amount of CDSC                1.00%            0.50%           0.25%
------------------------- --------------- ---------------- --------------

Any CDSC is based on the original  purchase price or the current market value of the shares being sold,  whichever is less. If you sell a portion of your shares, shares that are not  subject to a CDSC are sold  first,  followed by shares that you have owned the longest.  This minimizes the CDSC you pay. Please see "Waiver of Contingent  Deferred Sales Charges-Class A, Class B and Class C Shares" for a
list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund(s) is described above; however, the CDSC for Class A shares of other Gartmore Funds may be different and are described in their respective  prospectuses.  If you purchase more than one Gartmore Fund and subsequently  redeem  those  shares,  the  amount  of the  CDSC is  based on the specific  combination of Gartmore  Funds  purchased and is  proportional  to the amount you redeem from each Gartmore Fund.

Callout box: Put between Class A and Class B Sections

Waiver of Contingent Deferred Sales Charges
Class A, Class B and Class C Shares

The CDSC is waived on:
o    the sale of Class A, Class B or Class C shares purchased through reinvested dividends  or  distributions.  However,  a CDSC is charged if you sell your
     Class B or Class C shares  and then  reinvest  the  proceeds  in Class B or
     Class C shares  within  30 days.  The CDSC is  re-deposited  into  your new account;
o    Class B shares which are qualifying redemptions of Class B shares under the
     Automatic Withdrawal Program;
o    Class B or Class C shares  sold  following  the  death or  disability  of a shareholder,  provided the sale occurs within one year of the shareholder's death or disability;
o    mandatory  withdrawals  from  traditional IRA accounts after age 70-1/2 and for other required distributions from retirement accounts and
o    sales of Class C shares from  retirement  plans offered by retirement  plan administrators  that  maintain  an  agreement  with the Funds or the Funds'
     Distributor

For more complete information, see the SAI.

Class B Shares

Class B shares may be  appropriate  if you do not want to pay a front-end  sales charge,  are investing less than $100,000 and anticipate holding your shares for longer than six years.

If you sell Class B shares  within six years of purchase you must pay a CDSC (if you are not entitled to a waiver).  The amount of the CDSC decreases as shown in the following table:

--------------- ------- -------- -------- -------- -------- -------- -----------
                                                                     7 years or
Sale within     1 year  2 years  3 years  4 years  5 years  6 years  more
--------------- ------- -------- -------- -------- -------- -------- -----------
Sales charge      5%       4%       3%       3%       2%       1%        0%
--------------- ------- -------- -------- -------- -------- -------- -----------

Conversion of Class B shares

After you hold your Class B shares for seven years, they  automatically  convert at no charge  into  Class A shares,  which  have  lower  fund  expenses.  Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class
B shares converted; however, the total dollar value will be the same.

Class C Shares

Class C shares may be  appropriate  if you are  uncertain how long you will hold your  shares.  If you sell your  Class C shares  within the first year after you purchase them you must pay a CDSC of 1%.

For both Class B and Class C shares,  the CDSC is based on the original purchase price or the current  market value of the shares being sold,  whichever is less.
If you sell a portion of your shares,  shares that are not subject to a CDSC are sold first,  followed by shares that you have owned the longest.  This minimizes the CDSC that you pay. See "Waiver of Contingent Deferred Sales Charges-Class A,
Class  B and  Class  C  Shares"  for a list  of  situations  where a CDSC is not charged.

Call out box--Place between Class C and Class R Sections

Share Classes Available Only to Institutional Accounts
The Funds offer  Institutional  Service Class,  Institutional  Class and Class R
shares. Only certain types of entities and selected  individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an  intermediary  and is eligible to invest in more than one class of shares,  the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account.  Plan fiduciaries  should consider their  obligations  under ERISA when determining which class is appropriate for the retirement plan.

Other  fiduciaries  should also consider their  obligations  in determining  the appropriate share class for a customer including:

o    the level of distribution and administrative services the plan requires;

o    the total expenses of the share class and

o    the appropriate  level and type of fee to compensate the  intermediary.  An intermediary may receive different compensation depending on which class is chosen.

Class R Shares

Class R Shares are available to retirement plans including:

o    401(k) plans,

o    457 plans,

o    403(b) plans,

o    profit sharing and money purchase pension plans,

o    defined benefit plans,

o    non-qualified deferred compensation plans and

o    other  retirement  accounts in which the retirement  plan or the retirement plan's financial  service firm has an agreement with the Distributor to use
     Class R shares.

The  above-referenced  plans are generally small and mid-sized retirement plans, having at least $1 million in assets and shares held  through  omnibus  accounts
that  are  represented  by  an  intermediary  such  as  a  broker,   third-party
administrator, registered investment adviser or other plan service provider.

Class R shares are not available to:

o    retail retirement accounts,
o    institutional non-retirement accounts,
o    traditional and Roth IRAs,
o    Coverdell Education Savings Accounts,
o    SEPs and SAR-SEPs,
o    SIMPLE IRAs,
o    one-person Keogh plans,
o    individual 403(b) plans or
o    529 Plan accounts.

Institutional Service Class Shares

Institutional  Service  Class  shares are  available  for  purchase  only by the following:

o    retirement plans advised by financial  professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

o    retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Fund(s) for these services;

o    a bank, trust company or similar  financial  institution  investing for its own  account  or for  trust  accounts  for which it has  authority  to make investment  decisions  as long as the  accounts  are part of a program that collects an administrative services fee;

o    registered investment advisers investing on behalf of institutions and high net-worth  individuals  where the adviser is compensated by the Fund(s) for providing services; or

o    life insurance  separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans.

Institutional Class Shares

Institutional Class shares are available for purchase only by the following:

o    funds of funds offered by the Distributor or other affiliates of the Fund;
o    retirement   plans  for  which  no   third-party   administrator   receives
     compensation from the Fund(s);
o    institutional  advisory  accounts of the Adviser or its  affiliates,  those accounts which have client  relationships with an affiliate of the Adviser, its  affiliates  and their  corporate  sponsors,  subsidiaries  and related retirement plans;
o    rollover individual  retirement  accounts from such institutional  advisory accounts;
o    a bank, trust company or similar  financial  institution  investing for its own  account  or for  trust  accounts  for which it has  authority  to make investment decisions as long as the accounts are not part of a program that requires  payment  of Rule  12b-1 or  administrative  services  fees to the financial institution;
o    registered investment advisers investing on behalf of institutions and high net-worth  individuals  where  advisers  derive  compensation  for advisory services exclusively from clients; or
o    high net-worth  individuals who invest directly  without using the services of a broker, investment adviser or other financial intermediary.

Sales Charges and Fees

Sales Charges
Sales charges, if any, are paid to the Funds' Distributor. These fees are either kept or paid to your financial adviser or other intermediary.

Distribution and Services Fees
Each Fund has  adopted a  Distribution  Plan under Rule 12b-1 of the  Investment
Company Act of 1940,  which permits Class A, Class B, Class C and Class R shares of the  Funds  to  compensate  the  Distributor  for  expenses  associated  with distributing  and selling  shares and  providing  shareholder  services  through distribution  and/or  services fees.  These fees are paid to the Distributor and are either  kept or paid to your  financial  adviser or other  intermediary  for distribution and shareholder  services.  Institutional  Class and  Institutional
Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to  applicable  sales charges and are paid from the Funds'  assets on an ongoing  basis.  (The fees are  accrued  daily and paid monthly.) As a result,  12b-1 fees increase the cost of your investment and over time may cost more than other  types of sales  charges.  Under the  Distribution
Plan,  Class A, Class B, Class C and Class R shares pay the  Distributor  annual amounts not exceeding the following:

--------------------------- -----------------------------------------------
Class                       as a % of daily net assets
--------------------------- -----------------------------------------------
Class A shares              0.25% (distribution or services fee)
--------------------------- -----------------------------------------------
Class B shares              1.00% (0.25% services fee)
--------------------------- -----------------------------------------------
Class C shares              1.00% (0.25% services fee)
--------------------------- -----------------------------------------------
Class R shares              0.50% (0.25% of which may be either a
                            distribution or services fee)
--------------------------- -----------------------------------------------

Administrative Services Fees

Class A, Class R and Institutional Service Class shares of the Funds are subject to fees  pursuant to an  Administrative  Services  Plan  adopted by the Board of
Trustees of the Trust.  (These fees are in addition to Rule 12b-1 fees for Class
A and Class R shares as  described  above.)  These fees are paid by the Funds to broker-dealers  or other  financial  intermediaries  who provide  administrative support  services to beneficial  shareholders on behalf of the Funds.  Under the
Administrative   Services  Plan,  a  Fund  may  pay  a  broker-dealer  or  other
intermediary   a  maximum  annual  fee  of  0.25%  for  Class  A,  Class  R  and
Institutional  Service Class shares;  however, many intermediaries do not charge the maximum permitted fee or even a portion thereof.

Because  these fees are paid out of a Fund's Class A, Class R and  Institutional
Service Class assets on an ongoing  basis,  these fees will increase the cost of your  investment in such share class over time and may cost you more than paying other types of fees.

Revenue Sharing

The Adviser and/or its affiliates  (collectively,  "Gartmore") may make payments for marketing,  promotional or related services provided by  broker-dealers  and other  financial  intermediaries  that sell shares of the Trust or which include them as investment options for their respective customers.

These  payments  are  often  referred  to as  "revenue  sharing  payments."  The existence  or level of such  payments  may be based  on  factors  that  include, without  limitation,  differing  levels  or types of  services  provided  by the broker-dealer or other financial  intermediary,  the expected level of assets or sales of shares,  the  placing of some or all of the Funds on a  recommended  or preferred list, and/or access to an intermediary's  personnel and other factors.
Revenue  sharing  payments are paid from  Gartmore's own legitimate  profits and other of its own  resources  (not from the Funds) and may be in  addition to any
Rule  12b-1  payments  that are paid.  The Board of  Trustees  of the Funds will monitor these revenue  sharing  arrangements  as well as the payment of advisory fees paid by the Funds to their respective advisers to ensure that the levels of such  advisory  fees do not involve the indirect use of the Funds' assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by Gartmore,  and not from the Funds' assets, the amount of any revenue sharing payments is determined by Gartmore.

In addition to the revenue sharing payments described above,  Gartmore may offer other  incentives  to sell  shares  of the Funds in the form of  sponsorship  of educational or other client  seminars  relating to current  products and issues,
assistance  in  training  or  educating  an  intermediary's  personnel,   and/or
entertainment or meals.  These payments may also include,  at the direction of a retirement plan's named fiduciary,  amounts to a retirement plan intermediary to offset  certain plan expenses or otherwise for the benefit of plan  participants and beneficiaries.

The recipients of such payments may include:

o    the Funds' Distributor and other affiliates of the investment adviser,
o    broker-dealers,
o    financial institutions and
o    other financial  intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales,  current or historical assets or a flat fee for specific services provided. In some circumstances,  such payments may create an incentive  for an  intermediary  or its  employees  or  associated persons to sell  shares of a Fund to you  instead of shares of funds  offered by competing fund families.

Contact your financial  intermediary  for details about revenue sharing payments it may receive.

Notwithstanding  the revenue sharing  payments  described  above, all investment advisers  and  subadvisers  to the  Trust  are  prohibited  from  considering  a
broker-dealer's   sale  of  any  of  the  Trust's   shares  in  selecting   such
broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally  may have  assisted  customers  in the  purchase of Fund  shares, although  neither such  assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the investment  adviser's selection of such broker-dealer for portfolio  transaction execution.

Contacting Gartmore Funds

Customer  Service  Representatives  are available 8 a.m. to 9 p.m. Eastern Time,
Monday through Friday at 800-848-0920.

Automated Voice Response Call  800-848-0920,  24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

     o    make transactions,
     o    hear fund price information and
     o    obtain mailing and wiring instructions.

Internet Go to www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provided instructions on how to select a password and perform transactions. On the website, you can:

     o    download Fund prospectuses;
     o    obtain information on the Gartmore Funds;
     o    access your account information and
     o    request transactions, including purchases, redemptions and exchanges.

By Regular Mail Gartmore Funds, P.O. Box 182205, Columbus, Ohio, 43218-2205

By Overnight Mail Gartmore Funds, 3435 Stelzer Road, Columbus, Ohio 43219

By Fax 614-428-3278

Fund Transactions--Class A, Class B and Class C Shares
All transaction orders must be received by the Funds' agent in Columbus, Ohio or an  authorized  intermediary  prior to the  calculation  of each  Fund's  NAV to receive that day's NAV.

-------------------------------------- ----------------------------------
How to Buy Shares                      How to Exchange* or Sell** Shares
Be sure to specify the class of        Uncashed or undeliverable checks
shares you wish to purchase.           may be redeposited after six
Each Fund may reject any order to      months in a Fund.
buy shares and may suspend the         *  Exchange privileges may be
offering of shares at any time.           amended or discontinued upon
                                          60-day written notice to
                                          shareholders.
                                       ** A medallion signature
                                          guarantee may be required.
                                          See "Medallion Signature
                                          Guarantee" below.

-------------------------------------- ----------------------------------
Through an authorized intermediary.    Through an authorized
The Funds' Distributor has             intermediary. The Funds'
relationships with certain brokers     Distributor has relationships
and other financial intermediaries     with certain brokers and other
who are authorized to accept           financial intermediaries who are
purchase, exchange and redemption      authorized to accept purchase,
orders for the Funds. Your             exchange and redemption orders
transaction is processed at the NAV    for the Funds. Your transaction
next calculated after the Funds'       is processed at the NAV next
agent or an authorized intermediary    calculated after a Fund's agent
receives your order in proper form.    or an authorized intermediary
                                       receives your order in proper
                                       form.

-------------------------------------- ----------------------------------
By mail. Complete an application and   By mail or fax. You may request
send with a check made payable to:     an exchange or redemption by
Gartmore Funds. Payment must be made   mailing or faxing a letter to
in U.S. dollars and drawn on a U.S.    letter Gartmore Funds. The
bank. The Funds do not accept cash,    letter must include your account
starter checks, third-party checks,    numbers and the names of the
travelers' checks, credit card         Fund you wish to exchange from
checks or money orders.                and to. The letter must be
                                       signed by all account owners. We
                                       reserve the right to request
                                       original documents for any faxed
                                       requests.

-------------------------------------- ----------------------------------
By telephone                           By telephone
You will have automatic telephone      You will have automatic
privileges unless you decline this     telephone privileges unless you
option on your application.            decline this option on your
                                       application. The Funds follow
The Funds follow procedures to         procedures to confirm that
confirm that telephone instructions    telephone instructions are
are genuine and will not be liable     genuine and will not be liable
for any loss, injury, damage or        for any loss, injury, damage or
expense that results from executing    expense that results from
such instructions. The Funds may       executing such instructions. The
revoke telephone privileges at any     Funds may revoke telephone
time, without notice to shareholders.  privileges at any time, without notice to shareholders. For
                                       redemptions, shareholders who
                                       own shares in an IRA account
                                       should call 800-848-0920.

                                       Additional information for
                                       selling shares:
                                       The following types of accounts
                                       can use the voice-response
                                       system to sell shares:
                                       Individual, Joint, Transfer on
                                       Death, Trust and Uniform
                                       Gift/Transfer to Minors.

                                       A check made payable to the
                                       shareholder(s) of record will be
                                       mailed to the address of record.

                                       The Funds may record telephone
                                       instructions to sell shares. and
                                       may request sale instructions in
                                       writing, signed by all
                                       shareholders on the account.

-------------------------------------- ----------------------------------
On-line. Transactions may be made      On-line. Transactions may be
through the Gartmore funds website.    made through the Gartmore funds
However, the Funds may discontinue     website. However, the Funds may
on-line transactions of Fund shares    discontinue on-line transactions
at any time.                           of Fund shares at any time.

-------------------------------------- ----------------------------------
By bank wire. You may have your bank   By bank wire. The Funds can wire
transmit funds by federal funds wire   the proceeds of your sale
to the Funds' custodian bank. (The     directly to your account at a
authorization will be in effect        commercial bank. A voided check
unless you give the Funds written      must be attached to your
notice of its termination.)            application. (The authorization
o    if you choose this method         will be in effect unless you
     to open a new account, you must   give the Fund written notice of
     call our toll-free number         its termination.)
     before you wire your investment   o    your proceeds typically
     and arrange to fax your                will be wired to your bank
     completed application.                 on the next business day
o    your bank may charge a fee             after your order has been
     to wire funds.                         processed.
                                       o    Gartmore deducts a $20
                                            service fee from the sale
                                            proceeds for this service
                                       o    your financial
                                            institution may also charge
                                            a fee for receiving the
                                            wire.
                                       o    funds sent outside the
                                            U.S. may be subject to
                                            higher fees.

                                       Bank wire is not an option for
                                       exchanges.

-------------------------------------- ----------------------------------
By Automated Clearing House (ACH).     By Automated Clearing House
You can fund your Gartmore Funds       (ACH). Your redemption proceeds
account with proceeds from your bank   can be sent to your bank via ACH
via ACH on the second business day     on the second business day after
after your purchase order has been     your order has been processed. A
processed. A voided check must be      voided check must be attached to
attached to your application. Money    your application. Money sent
sent through ACH typically reaches     through ACH should reach your
Gartmore Funds from your bank in two   bank in two business days. There
business days. There is no fee for     is no fee for this service. (The
this service. (The authorization       authorization will be in effect
will be in effect unless you give      unless you give the Fund written
the Fund written notice of its         notice of its termination.)
termination.)
                                       ACH is not an option for
                                       exchanges.

-------------------------------------- ----------------------------------
Retirement plan participants should    Retirement plan participants
contact their retirement plan          should contact their retirement
administrator regarding                plan administrator regarding
transactions. Retirement plans or      transactions. Retirement plans
their administrators wishing to        or their administrators wishing
conduct transactions should call our   to conduct transactions should
toll-free number. Eligible entities    call our toll-free number.
or individuals wishing to conduct      Eligible entities or individuals
transactions in Institutional          wishing to conduct transactions
Service Class or Institutional Class   in Institutional Service Class
shares should call our toll-free       or Institutional Class shares
number.                                should call our toll-free number.
-------------------------------------- ----------------------------------

Buying Shares

Share Price
The net asset value or "NAV" is the value of a single  share.  A separate NAV is calculated for each share class of a Fund. The NAV is:

     o    calculated  at the close of regular  trading  (usually 4 p.m.  Eastern
          Time) each day the New York Stock Exchange is open.
     o    generally  determined  by dividing  the total net market  value of the securities  and other assets owned by a Fund allocated to a particular class,  less the  liabilities  allocated  to that class,  by the total number outstanding shares of that class.

The  purchase or  "offering"  price for Fund shares is the NAV (for a particular class) next  determined  after the order is received by the Fund or its agent in good order, plus any applicable sales charge.

Valuation of Shares

The Board of Trustees of the Trust has adopted  Valuation  Procedures  governing the method by which individual portfolio securities held by the Funds are valued in order to determine  each Fund's NAV. The  Valuation  Procedures  provide that each Fund's assets are valued primarily on the basis of market quotations. Where such market quotations are either unavailable or are deemed by the Adviser to be unreliable, a Fair Valuation Committee,  consisting of employees of the Adviser, meets to determine a manual "fair  valuation" in  accordance  with the Valuation
Procedures.  In addition,  the Valuation  Committee will "fair value" securities whose value is  affected by a  "significant  event."  Pursuant to the  Valuation
Procedures,  any "fair  valuation"  decisions  are  subject to the review of the
Board of Trustees.

A  "significant  event" is defined by the Valuation  Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal  market on which such security  trades but before the calculation  of a Fund's NAV.  Significant  events that could affect  individual portfolio  securities  may include  corporate  actions such as  reorganizations,
mergers  and  buy-outs,   corporate   announcements  on  earnings,   significant
litigation,  regulatory  news such as government  approvals and news relating to natural disasters  affecting the issuer's  operations.  Significant  events that could affect a large  number of  securities  in a particular  market may include
significant  market   fluctuations,   market  disruptions  or  market  closings,
governmental  actions  or other  developments,  or  natural  disasters  or armed conflicts  that affect a country or region.  The Funds  currently  do not invest directly in foreign  securities,  although  they may purchase ADRs to the extent consistent with their investment objectives.

By fair  valuing a security  whose price may have been  affected by  significant events or by news  after the last  market  pricing  of the  security,  each Fund attempts to establish a price that they might reasonably  expect to receive upon the current sale of that security.  These procedures are intended to help ensure that the prices at which a Fund's  shares are  purchased  and redeemed are fair, and do not  result  in  dilution  of  shareholder  interests  or  other  harm to shareholders.

In-Kind Purchases.
Each Fund may  accept  payment  for  shares in the form of  securities  that are permissible investments for the Fund.

Call out box for this section

The Funds do not  calculate  NAV on days  when the New York  Stock  Exchange  is closed.
- New Year's Day
- Martin Luther King, Jr. Day
- Presidents' Day
- Good Friday
- Memorial Day
- Independence Day
- Labor Day
- Thanksgiving Day
- Christmas Day
- Other days when the New York Stock Exchange is closed.

        Minimum Investments
        Class A, Class B and Class C Shares

        To open an account $2,000 (per Fund)

        To open an IRA account $1,000 (per Fund)
        Additional investments $100 (per Fund)
        To start an Automatic Asset
        Accumulation Plan $1,000
        Additional investments (Automatic Asset
        Accumulation Plan) $50
        -------------------------------------------------
        Institutional Service Class Shares

        To open an account $50,000 (per Fund)
        Additional investments No Minimum
        -------------------------------------------------
        Institutional Class Shares

        To open an account $1,000,000 (per Fund)
        Additional investments No Minimum
        -------------------------------------------------
        Minimum investment requirements do not apply to
        certain retirement plans or omnibus accounts. If
        you purchase shares through an intermediary,
        different minimum account requirements may
        apply. The Distributor reserves the right to
        waive the investment minimums under certain
        circumstances.

Customer Identification Information

To help the  government  fight the  funding of  terrorism  and money  laundering activities,  federal law requires all financial  institutions to obtain,  verify and record information that identifies each person that opens a new account, and to determine  whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result,  unless such  information  is  collected  by the  broker-dealer  or financial  intermediary  pursuant  to an  agreement,  the Funds must  obtain the following information for each person that opens a new account:
     o    name,
     o    date of birth (for individuals),
     o    residential or business street address (although post office boxes are still permitted for mailing) and
     o    Social  Security  number,  taxpayer  identification  number  or  other identifying number.

You may also be asked for a copy of your  driver's  license,  passport  or other identifying  document in order to verify your identity.  In addition,  it may be necessary  to verify your  identity  by  cross-referencing  your  identification information  with a consumer  report or other  electronic  database.  Additional information  may be  required  to  open  accounts  for  corporations  and  other entities.  Federal law prohibits the Funds and other financial institutions from opening a new account  unless they receive the minimum  identifying  information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified.  The Funds may close your account or take other appropriate  action if they are unable to verify your identity  within a reasonable  time.  If your account is closed for this reason, your shares will be  redeemed  at the NAV next  calculated  after the account is closed.

Accounts with Low Balances
Maintaining  small  accounts  is costly  for the  Funds and may have a  negative effect on performance.  Shareholders are encouraged to keep their accounts above each Fund's minimum.

o    If the value of your account falls below $2,000  ($1,000 for IRA accounts), you are generally  subject to a $5 quarterly fee.  Shares from your account are sold each  quarter to cover the fee,  which is  returned to the Fund to offset small  account  expenses.  Under some  circumstances,  each Fund may waive the quarterly fee.
o    Each Fund reserves the right to sell your  remaining  shares and close your account if a sale of shares  brings the value of your account  below $2,000
     ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

Exchanging Shares
You may  exchange  your Fund  shares  for  shares of any  Gartmore  Fund that is currently accepting new investments as long as:

o    both accounts have the same owner;
o    your  first  purchase  in  the  new  fund  meets  its  minimum   investment
     requirement and
o    you  purchase  the same  class of shares.  For  example,  you may  exchange between Class A shares of any Gartmore Funds,  but may not exchange between
     Class A shares and Class B shares.

The exchange  privileges  may be amended or  discontinued  upon 60-days  written notice to shareholders.

Generally,  there are no sales  charges for exchanges of Class B, Class C, Class
R, Institutional Class or Institutional Service Class shares. However,

o    if you exchange from Class A shares of a Fund to a Fund with a higher sales charge, you may have to pay the difference in the two sales charges.
o    if you exchange  Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original Fund is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted  exchange (except exchanges to Gartmore Money Market Fund).

Exchanges into Gartmore Money Market Fund
You may  exchange  between  Class A, Class B, Class C or  Institutional  Service
Class shares and the Prime Shares of the Gartmore Money Market Fund. However, if
a sales charge was never paid on your Prime  Shares,  applicable  sales  charges apply to  exchanges  into other  fund(s).  In addition,  if you exchange  shares subject to a CDSC, the length of time you own Prime Shares of the Gartmore Money
Market Fund is not included for purposes of  determining  the CDSC.  Redemptions from the Gartmore  Money Market Fund are subject to any CDSC that applies to the original purchase.

Automatic Withdrawal Program

You  automatically  may redeem  Class A, Class B and Class C shares in a minimum amount of $50 or more.  Complete  the  appropriate  section of the  Mutual  Fund
Application  for New  Accounts or contact  your  financial  intermediary  or the
Transfer  Agent.  Your account  value must meet the minimum  initial  investment amount at the time the program is  established.  This  program  may reduce,  and eventually deplete, your account.  Generally, it is not advisable to continue to purchase  Class A or Class C shares  subject to a sales charge  while  redeeming shares using this program. An automatic  withdrawal plan for Class C shares will be subject to any  applicable  CDSC. If you own Class B shares,  you will not be charged a CDSC on redemptions if you redeem 12% or less of your account value in a single year. More information  about the waiver of the CDSC for Class B shares is located in the SAI.

Selling Shares

You can sell or, in other words redeem, your Fund shares at any time, subject to the  restrictions  described  below.  The price you  receive  when you sell your shares  is the net  asset  value  (minus  any  applicable  sales  charges)  next determined  after the  Fund's  authorized  intermediary  or an agent of the Fund receives your properly completed redemption request. The value of the shares you sell may be worth more or less than their original  purchase price  depending on the market value of the Fund's investments at the time of the sale.

You may not be able to sell your Fund shares or Gartmore  Funds may delay paying your redemption proceeds if:

     o    the New York Stock  Exchange is closed (other than  customary  weekend and holiday closings),
     o    trading is restricted or
     o    an emergency  exists (as  determined  by the  Securities  and Exchange
          Commission).

Generally, the Funds will pay you for the shares that you sell within three days after your redemption request is received.  Payment for shares that you recently purchased  may be delayed up to 10 business days from the purchase date to allow time for your  payment  to clear.  The Funds  may  delay  forwarding  redemption proceeds for up to seven days if the account holder:

     o    is engaged in excessive trading or
     o    if the  amount  of the  redemption  request  would  disrupt  efficient portfolio management or adversely affect the Funds.

If you choose to have your redemption  proceeds mailed to you and the redemption check is returned as  undeliverable  or is not presented for payment  within six months,  the Trust  reserves the right to reinvest the check proceeds and future distributions  in the shares of the particular  Fund at the Fund's  then-current
NAV until you give the Trust different instructions.

Under extraordinary circumstances,  a Fund, in its sole discretion, may elect to honor  redemption  requests by  transferring  some of the securities held by the
Fund  directly  to an account  holder as a  redemption  in-kind.  For more about
Gartmore Funds' ability to make a redemption-in-kind, see the SAI.

The Board of  Trustees  of the  Trust has  adopted  procedures  for  redemptions in-kind of affiliated  persons of a Fund.  Affiliated  persons of a Fund include shareholders who are affiliates of a Fund's investment  adviser and shareholders of a Fund  owning  5% or more of the  outstanding  shares  of that  Fund.  These procedures  provide that a redemption in-kind shall be effected at approximately the  affiliated  shareholder's  proportionate  share of the Fund's  current  net assets,  and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

Callout box

Medallion Signature Guarantee

A medallion signature guarantee is required for sales of shares of a Fund in any of the following instances:

o    your account address has changed within the last 15 calendar days,
o    the  redemption  check is made payable to anyone other than the  registered shareholder,
o    the proceeds are mailed to any address other than the address of record or
o    the  redemption  proceeds are being wired to a bank for which  instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank,  brokerage firm or other  financial  institution  that a customer's  signature is valid.  Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion  signature  guarantee  in other  circumstances, without notice.

Make this a separate call-out section

Excessive or Short-Term Trading

The Gartmore  Funds seek to discourage  short-term or excessive  trading  (often described as "market  timing").  Excessive  trading (either  frequent  exchanges between Gartmore Funds or sales and repurchases of Gartmore Funds within a short time period) may:

     o    disrupt portfolio management strategies,
     o    increase brokerage and other transaction costs and
     o    negatively affect fund performance.

Each Fund may be more or less  affected by  short-term  trading in Fund  shares, depending on various  factors such as the size of the Fund, the amount of assets the Fund  typically  maintains in cash or cash  equivalents,  the dollar amount, number,  and frequency of trades in Fund shares and other  factors.  A Fund that invests in foreign  securities  may be at greater  risk for  excessive  trading.
Investors  may attempt to take  advantage  of  anticipated  price  movements  in securities held by a Fund based on events occurring after the close of a foreign market that may not be  reflected  in a Fund's NAV  (referred  to as  "arbitrage market  timing").  Arbitrage  market  timing may also be attempted in funds that hold significant  investments in small-cap  securities,  high-yield (junk) bonds and other types of investments that may not be frequently  traded.  There is the possibility  that arbitrage  market  timing,  under certain  circumstances,  may dilute the value of Fund shares if redeeming  shareholders receive proceeds (and
buying  shareholders   receive  shares)  based  on  NAVs  that  do  not  reflect
appropriate fair value prices.

The Board of Trustees of the Trust has adopted  and  implemented  the  following policies and procedures to detect,  discourage and prevent excessive  short-term trading in the Funds:

Monitoring of Trading Activity

The Funds,  through the  investment  adviser and its  agents,  monitor  selected trades  and  flows of  money in and out of the  Funds  in an  effort  to  detect excessive  short-term  trading  activities.  If a  shareholder  is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the  shareholder  to stop such  activities  or refuse to  process  purchases  or exchanges in the shareholder's account.

Restrictions on Transactions

Whenever a Fund is able to identify short-term trades and or traders,  such Fund has broad  authority to take  discretionary  action  against  market  timers and against  particular  trades  and  uniformly  will apply the  short-term  trading restrictions  to all such trades that the Fund  identifies.  They also have sole discretion to:

     o    restrict  purchases  or exchanges  that they or their  agents  believe constitute excessive trading and
     o    reject  transactions  that violate a Fund's excessive trading policies or its exchange limits.

Each  Fund has also  implemented  redemption  and  exchange  fees to  discourage excessive trading and to help offset the expense of such trading.

In general:

o    an exchange equaling 1% or more of a Fund's NAV may be rejected and
o    redemption and exchange fees are imposed on certain  Gartmore Funds.  These
     Gartmore  Funds will assess  either a redemption  fee if you sell your Fund shares or an exchange  fee if you  exchange  your Fund shares into  another
     Gartmore Fund.  The short-term  trading fees are deducted from the proceeds of the sale of the affected Fund shares.

Fair Valuation

The Funds have fair value  pricing  procedures  in place as  described  above in
Section 4, Investing with Gartmore, Buying Shares-Share Price.

Despite its best  efforts,  a Fund may be unable to identify or deter  excessive trades  conducted  through  intermediaries  or omnibus  accounts  that  transmit aggregate purchase, exchange and redemption orders on behalf of their customers.
In short,  a Fund may not be able to prevent all market timing and its potential negative impact.

End call out

Exchange and Redemption Fees

In order to discourage  excessive trading,  the Gartmore Funds impose redemption and exchange  fees on certain funds if you sell or exchange your shares within a designated  holding  period.  The exchange fee is paid directly to the fund from which the  shares  are  being  redeemed  and is  designed  to  offset  brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether an exchange fee applies, shares that were held the longest are redeemed  first.  If you  exchange  assets into a
Fund with a  redemption/exchange  fee,  a new  period  begins at the time of the exchange.

Redemption and exchange fees do not apply to:

     o    shares sold or exchanged under regularly scheduled withdrawal plans.
     o    shares purchased through reinvested dividends or capital gains.
     o    shares  sold  (or  exchanged  into the  Gartmore  Money  Market  Fund)
          following the death or disability of a  shareholder.  The  disability, determination  of disability  and  subsequent  sale must have occurred during the period the fee applied.
     o    shares sold in connection with mandatory  withdrawals from traditional
          IRAs after age 70-1/2 and other required distributions from retirement accounts.
     o    shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction.
     o    shares sold or  exchanged  by any "fund of funds"  that is  affiliated with a Fund.

With respect to shares sold or exchanged  following the death or disability of a shareholder,  mandatory  retirement plan distributions or sale within 30 days of an  automatic  payroll  deduction,  you must  inform  Customer  Service  or your intermediary  that the fee does not apply.  You may be required to show evidence that you qualify for the exception.

Only certain  intermediaries  have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

     o    broker wrap fee and other fee-based programs;
     o    omnibus  accounts  where there is no  capability to impose an exchange fee on underlying customers' accounts and
     o    intermediaries that do not or cannot report sufficient  information to impose an exchange fee on their customer accounts.

To the  extent  that  exchange  and  redemption  fees  cannot  be  collected  on particular  transactions  and  excessive  trading  occurs,  the  remaining  Fund shareholders bear the expense of such frequent trading.

The following  Gartmore Funds may assess the fee listed below on the total value of shares that are  exchanged  out of one of these Funds into  another  Gartmore
Fund if you have held the shares of the Fund with the exchange for less than the minimum holding period listed below:

                     Fund                      Exchange/     Minimum Holding
                                            Redemption Fee   Period (calendar
                                                                  days)
Gartmore China Opportunities Fund                     2.00%                90
Gartmore Emerging Markets Fund                        2.00%                90
Gartmore Global Financial Services Fund               2.00%                90
Gartmore Global Health Sciences Fund                  2.00%                90
Gartmore Global Natural Resources Fund                2.00%                90
Gartmore Global Technology and
  Communications Fund                                 2.00%                90
Gartmore Global Utilities Fund                        2.00%                90
Gartmore Hedged Core Equity Fund                      2.00%                90
Gartmore International Growth Fund                    2.00%                90
Gartmore Market Neutral Long-Short Fund               2.00%                90
Gartmore Micro Cap Equity Fund                        2.00%                90
Gartmore Mid Cap Growth Fund                          2.00%                90
Gartmore Mid Cap Growth Leaders Fund                  2.00%                90
Gartmore Small Cap Fund                               2.00%                90
Gartmore Small Cap Core Fund                          2.00%                90
Gartmore Small Cap Growth Fund                        2.00%                90
Gartmore Small Cap Leaders Fund                       2.00%                90
Gartmore Small Cap Value Fund                         2.00%                90
Gartmore U.S. Growth Leaders Long-Short Fund          2.00%                90
Gartmore Value Opportunities Fund                     2.00%                90
Gartmore Worldwide Leaders Fund                       2.00%                90
Gartmore Growth Fund                                  2.00%                30
Gartmore Large Cap Value Fund                         2.00%                30
Gartmore Nationwide Fund                              2.00%                30
Gartmore Nationwide Leaders Fund                      2.00%                30
Gartmore U.S. Growth Leaders Fund                     2.00%                30
Gartmore Bond Fund                                    2.00%                 7
Gartmore Bond Index Fund                              2.00%                 7
Gartmore Convertible Fund                             2.00%                 7
Gartmore Government Bond Fund                         2.00%                 7
Gartmore High Yield Bond Fund                         2.00%                 7
Gartmore International Index Fund                     2.00%                 7
Gartmore Mid Cap Market Index Fund                    2.00%                 7
Gartmore S&P 500 Index Fund                           2.00%                 7
Gartmore Short Duration Bond Fund                     2.00%                 7
Gartmore Small Cap Index Fund                         2.00%                 7
Gartmore Tax-Free Income Fund                         2.00%                 7

Section 5:   DISTRIBUTIONS AND TAXES

The  following  information  is provided to help you  understand  the income and capital  gains you can earn while you own Fund  shares,  as well as the  federal income  taxes you may have to pay.  The amount of any  distributions  varies and there is no guarantee a Fund will pay either income  dividends or a capital gain distribution.  For tax advice about your  personal tax  situation,  please speak with your tax adviser.

Distributions and Capital Gains
Each Fund intends to distribute  income  dividends to you quarterly.  All income and capital gains  distributions  (which are paid  annually)  are  automatically reinvested in shares of the  applicable  Fund. You may request a payment in cash in writing if the distribution is in excess of $5.

If you choose to have dividends or capital gain  distributions,  or both, mailed to you and  the  distribution  check  is  returned  as  undeliverable  or is not presented  for  payment  within  six  months,  the Trust  reserves  the right to reinvest  the check  proceeds  and  future  distributions  in the  shares of the particular  Fund at the  Fund's  then-current  NAV  until  you  give  the  Trust different instructions.

Dividends  and capital  gain  distributions  you  receive  from the Funds may be subject to Federal income tax, state taxes or local taxes:

o    any taxable  dividends,  as well as  distributions  of  short-term  capital gains, are federally taxable at applicable ordinary income tax rates.
o    distributions  of  net  long-term  capital  gains  are  taxable  to  you as long-term capital gains.
o    for  individuals,  a portion of the income  dividends paid may be qualified dividend  income  eligible for long-term  capital gain tax rates,  provided that certain holding period requirements are met.
o    for corporate  shareholders,  a portion of income dividends may be eligible for the corporate dividend-received deduction.
o    distributions  declared in  December  but paid in January are taxable as if they were paid in December.

The amount and type of income  dividends and the tax status of any capital gains distributed  to you are  reported  on Form 1099,  which we send to you  annually during tax season (unless you hold your shares in a qualified  tax-deferred plan or account or are otherwise not subject to federal income tax).

Distributions  from a Fund  (both  taxable  dividends  and  capital  gains)  are normally  taxable to you when made,  regardless  of whether you  reinvest  these distributions  or  receive  them in cash  (unless  you  hold  your  shares  in a qualified  tax-deferred  plan or account or are otherwise not subject to federal income tax.)

If you invest in a Fund  shortly  before it makes a capital  gain  distribution, some  of  your  investment  may be  returned  to you in the  form  of a  taxable distribution. This is commonly known as "buying a dividend."

Selling and Exchanging Shares
Selling  your  shares may result in a realized  capital  gain or loss,  which is subject to federal  income tax. For tax purposes,  an exchange from one Gartmore
Fund to another is the same as a sale. For  individuals,  any long-term  capital gains you realize  from  selling  Fund shares are taxed at a maximum rate of 15%
(or 5% for  individuals  in the 10% and 15% federal  income tax rate  brackets).
Short-term  capital gains are taxed as ordinary income.  You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you sell Fund  shares for a loss,  you may be able to use this  capital  loss to offset any other capital gains you have.

Other Tax Jurisdictions
Distributions  may be subject to state and local  taxes,  even if not subject to federal  income taxes.  State and local tax laws vary;  please  consult your tax adviser.  Non-U.S.  investors may be subject to U.S.  withholding or estate tax, and are subject to special U.S. tax certification requirements.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts
When you invest in a Fund through a qualified employee benefit plan,  retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current  federal  income taxes.  In general,  these entities are  governed by complex tax rules.  You should ask your tax adviser or plan  administrator  for more  information  about your tax situation,  including possible state or local taxes.

Backup Withholding
You  may  be  subject  to  backup  withholding  on a  portion  of  your  taxable distributions  and  redemption  proceeds  unless you provide your correct Social
Security or taxpayer  identification  number and certify that (1) this number is correct,  (2) you are not subject to backup withholding,  and (3) you are a U.S.
person (including a U.S. resident alien). You may also be subject to withholding if the  Internal  Revenue  Service  instructs  us to  withhold a portion of your distributions and proceeds.  When withholding is required,  the amount is 28% of any distributions or proceeds paid.

Section 6:   FINANCIAL HIGHLIGHTS

Financial  information is not provided  because neither Fund began operations as of the date of this prospectus.

Back Cover

Information from Gartmore Funds

Please read this  Prospectus  before you invest,  and keep it with your records.
The  following  documents--  which  may be  obtained  free of  charge--  contain additional information about the Fund:

     o    Statement of Additional  Information  (incorporated  by reference into this Prospectus)
     o    Annual Reports (which contain discussions of the market conditions and
          investment   strategies  that   significantly   affected  each  Fund's
          performance during its last fiscal year)
     o    Semiannual Reports

To obtain a document  free of charge  contact us at the address or number listed below.

To reduce the volume of mail you receive,  only one copy of  financial  reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at  800-848-0920,  or write to us at the address  listed  below,  to request (1)
additional  copies free of charge,  or (2) that we  discontinue  our practice of mailing regulatory materials together.

For additional information contact:

By Regular Mail:
Gartmore Funds
P.O. Box 182205
Columbus, Ohio 43218-2205
(614) 428-3278 (fax)

By Overnight Mail:
Gartmore Funds
3435 Stelzer Road
Columbus, Ohio 43219

For 24-hour access:
800-848-0920 (toll free) Customer Service Representatives are available 8 a.m. -
9 p.m. Eastern Time,  Monday through Friday.  Call after 7 p.m. Eastern Time for
closing   share   prices.   Also,   visit  the   Gartmore   Funds'   website  at
www.gartmorefunds.com.

Information from the Securities and Exchange Commission (SEC)
You can obtain copies of Fund documents from the SEC
o    on the SEC's EDGAR database via the Internet at www.sec.gov,
o    by electronic request publicinfo@sec.gov,
o    in person at the SEC's Public Reference Room in Washington, D.C. (For their hours of operation, call 202-551-8090.) or
o    by mail by sending  your  request to  Securities  and  Exchange  Commission
     Public Reference Section,  Washington,  D.C.  20549-0102 (The SEC charges a fee to copy any documents.)

The Trust's Investment Company Act File No.: 811-08495

(C)2006 Gartmore Global Investments, Inc. All rights reserved.

PR-MNLS

                       STATEMENT OF ADDITIONAL INFORMATION

                              ______________, 2006

                              GARTMORE MUTUAL FUNDS

Gartmore Small Cap Core Fund
Gartmore Market Neutral Long-Short Fund

     Gartmore  Mutual Funds (the  "Trust") is a registered  open-end  investment company  consisting  of 51  series  as of the date  hereof.  This  Statement  of
Additional  Information  ("SAI")  relates to two  series of the Trust  which are listed above (each, a "Fund" and collectively, the "Funds").

     This SAI is not a prospectus  but is  incorporated  by  reference  into the
Prospectus  for the Funds.  It  contains  information  in  addition  to and more detailed than that set forth in the Prospectus and should be read in conjunction with the following Prospectus:

          o    Gartmore  Small  Cap  Core  Fund  and  Gartmore   Market  Neutral
               Long-Short Fund, dated ____________, 2006.

     Terms not  defined in this SAI have the  meanings  assigned  to them in the
Prospectus.

     The Prospectus may be obtained from Gartmore Mutual Funds, P.O. Box 182205,
Columbus, Ohio 43218-2205, or by calling toll free 800-848-0920.

                                TABLE OF CONTENTS

                                                                          Page

General Information and History...........................................  X
Additional Information on Portfolio Instruments and Investment Policies...  X
Description of Portfolio Instruments and Investment Policies..............  X
Investment Restrictions...................................................  X
Trustees and Officers of the Trust........................................  X
Investment Advisory and Other Services....................................  X
Brokerage Allocation......................................................  X
Additional Information on Purchases and Sales.............................  X
Valuation of Shares.......................................................  X
Systematic Investment Strategies..........................................  X
Investor Privileges.......................................................  X
Investor Services.........................................................  X
Fund Performance Advertising..............................................  X
Additional Information....................................................  X
Additional General Tax Information For the Funds..........................  X
Major Shareholders........................................................  X
Financial Statements......................................................  X
Appendix A - Debt Ratings.................................................  X
Appendix B - Proxy Voting Guidelines Summaries............................  X

                         GENERAL INFORMATION AND HISTORY

     Gartmore  Mutual  Funds (the  "Trust"),  formerly  Nationwide  Mutual Funds
(until January 25, 2002) and Nationwide Investing Foundation III (until March 1,
2000),  is an open-end  management  investment  company formed under the laws of
Delaware by Declaration of Trust dated February 28, 2005. The Trust,  originally organized as an Ohio business  trust under the laws of Ohio by a Declaration  of
Trust dated October 30, 1997, redomesticated as a Delaware statutory trust on or about February 28, 2005 in a reorganization approved by vote of the shareholders of the Ohio business trust in a  shareholders'  meeting on December 23, 2004. In the  reorganization the Ohio business trust transferred all of its assets to the
Trust in exchange for shares of the Trust and  assumption by the Trust of all of the liabilities of the Ohio business trust.  The Trust currently  consists of 51 separate series, each with its own investment objective.

     Each Fund is a diversified fund as defined in the Investment Company Act of
1940, as amended (the "1940 Act").

     ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

The Funds

     The  Funds  invest  in a  variety  of  securities  and  employ a number  of investment  techniques that involve certain risks.  The Prospectus for the Funds highlights the principal investment strategies, investment techniques and risks.
This SAI  contains  additional  information  regarding  both the  principal  and non-principal investment strategies of the Funds. The following table sets forth additional  information  concerning  permissible  investments and techniques for each of the Funds.  A "Y" in the table  indicates that the Fund may invest in or follow the  corresponding  instrument or technique.  An empty box indicates that the Fund does not intend to invest in or follow the corresponding  instrument or technique.

     Please review the discussions in the Prospectuses  for further  information regarding the investment objectives and policies of each Fund.

       -------------------------------------- ---------- ----------
                                                         Gartmore
                                              Gartmore   Market
                                              Small Cap  Neutral
       Type of Investment or Technique        Core       Long-Short
       -------------------------------------- ---------- ----------
       U.S. common stocks                      Y          Y
       -------------------------------------- ---------- ----------
       Preferred stocks                        Y          Y
       -------------------------------------- ---------- ----------
       Small company stocks                    Y          Y
       -------------------------------------- ---------- ----------
       Special situation companies             Y          Y
       -------------------------------------- ---------- ----------
       Illiquid securities                     Y          Y
       -------------------------------------- ---------- ----------
       Restricted securities                   Y          Y
       -------------------------------------- ---------- ----------
       When-issued / delayed-delivery
       securities                              Y          Y
       -------------------------------------- ---------- ----------
       Investment companies                    Y          Y
       -------------------------------------- ---------- ----------
       Real estate investment trusts (REITS)   Y          Y
       -------------------------------------- ---------- ----------
       Securities of foreign issuers           Y          Y
       -------------------------------------- ---------- ----------
       Depositary receipts                     Y          Y
       -------------------------------------- ---------- ----------
       Securities from  developing             Y          Y
       countries/emerging markets
       -------------------------------------- ---------- ----------
       Convertible securities                  Y          Y
       -------------------------------------- ---------- ----------
       Long-term debt                                     Y
       -------------------------------------- ---------- ----------
       Long-term debt when originally issued
       but with 397 days or less remaining
       to maturity
       -------------------------------------- ---------- ----------
       Short-term debt                         Y          Y
       -------------------------------------- ---------- ----------
       Floating and variable rate securities   Y          Y
       -------------------------------------- ---------- ----------
       Zero coupon securities                             Y
       -------------------------------------- ---------- ----------
       Pay-in-kind bonds
       -------------------------------------- ---------- ----------
       Deferred payment securities
       -------------------------------------- ---------- ----------
       Non-investment grade debt                          Y
       -------------------------------------- ---------- ----------
       Loan participations and assignments     Y          Y
       -------------------------------------- ---------- ----------
       Sovereign debt (foreign) (denominated   Y          Y
       in U.S. $)
       -------------------------------------- ---------- ----------
       Foreign commercial paper (denominated
       in U.S. $)
       -------------------------------------- ---------- ----------
       Duration
       -------------------------------------- ---------- ----------
       U.S. government securities              Y          Y
       -------------------------------------- ---------- ----------
       Money market instruments                Y          Y
       -------------------------------------- ---------- ----------

       -------------------------------------- ---------- ----------
                                                         Gartmore
                                              Gartmore   Market
                                              Small Cap  Neutral
       Type of Investment or Technique        Core       Long-Short
       -------------------------------------- ---------- ----------
       Mortgage-backed securities
       -------------------------------------- ---------- ----------
       Stripped mortgage securities
       -------------------------------------- ---------- ----------
       Collateralized mortgage obligations
       -------------------------------------- ---------- ----------
       Mortgage dollar rolls
       -------------------------------------- ---------- ----------
       Asset-backed securities
       -------------------------------------- ---------- ----------
       Bank and/or Savings and Loan
       obligations                             Y          Y
       -------------------------------------- ---------- ----------
       Repurchase agreements                   Y          Y
       -------------------------------------- ---------- ----------
       Derivatives                             Y          Y
       -------------------------------------- ---------- ----------
       Reverse repurchase agreements           Y          Y
       -------------------------------------- ---------- ----------
       Warrants                                Y          Y
       -------------------------------------- ---------- ----------
       Futures                                 Y          Y
       -------------------------------------- ---------- ----------
       Options                                 Y          Y
       -------------------------------------- ---------- ----------
       Foreign currencies                                 Y
       -------------------------------------- ---------- ----------
       Forward currency contracts                         Y
       -------------------------------------- ---------- ----------
       Borrowing money                         Y          Y
       -------------------------------------- ---------- ----------
       Lending portfolio securities            Y          Y
       -------------------------------------- ---------- ----------
       Investment of securities lending
       collateral                              Y
       -------------------------------------- ---------- ----------
       Short sales                             Y          Y
       -------------------------------------- ---------- ----------
       Participation Interests
       -------------------------------------- ---------- ----------
       Swap Agreements                                    Y
       -------------------------------------- ---------- ----------
       Credit Default Swaps                               Y
       -------------------------------------- ---------- ----------
       Wrap Contracts
       -------------------------------------- ---------- ----------
       Indexed securities                      Y          Y
       -------------------------------------- ---------- ----------
       Strip Bonds
       -------------------------------------- ---------- ----------
       Put Bonds
       -------------------------------------- ---------- ----------
       Private  Activity  and  Industrial
       Development Bonds
       -------------------------------------- ---------- ----------
       Custodial Receipts
       -------------------------------------- ---------- ----------
       Nationwide Contract
       -------------------------------------- ---------- ----------
       Extendable Commercial Notes
       -------------------------------------- ---------- ----------
       Standby Commitment Agreements
       -------------------------------------- ---------- ----------
       Municipal Securities
       -------------------------------------- ---------- ----------
       Equity Linked Notes
       -------------------------------------- ---------- ----------
       Exchange Traded Funds                   Y          Y
       -------------------------------------- ---------- ----------

          DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

Debt Obligations

     Debt  obligations are subject to the risk of an issuer's  inability to meet principal and interest  payments on its obligations when due ("credit risk") and
are  subject  to  price   volatility  due  to  such  factors  as  interest  rate
sensitivity,  market  perception  of the  creditworthiness  of the  issuer,  and general  market  liquidity.  Lower-rated  securities are more likely to react to developments affecting these risks than are more highly rated securities,  which react  primarily to movements in the general level of interest  rates.  Although the  fluctuation  in the price of debt  securities is normally less than that of common  stocks,  in the past  there  have  been  extended  periods  of  cyclical increases in interest rates that have caused  significant  declines in the price of debt  securities  in  general  and have  caused  the  effective  maturity  of securities with prepayment features to be extended,  thus effectively converting short or intermediate-term  securities (which tend to be less volatile in price)
into long term securities (which tend to be more volatile in price).

     Ratings  as   Investment   Criteria.   High-quality,   medium-quality   and
non-investment  grade debt obligations are  characterized as such based on their ratings by nationally  recognized  statistical rating organizations  ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor
Services  ("Moody's").  In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities  that they rate. Such ratings, however, are relative and subjective,  and are not absolute standards of quality and do not evaluate the market value risk of the  securities.  These ratings are used by a Fund as initial  criteria for the  selection of portfolio  securities, but the Fund also relies upon the  independent  advice of the Fund's  adviser to evaluate potential investments. This is particularly important for lower-quality securities.  Among the factors that will be considered is the long-term  ability of the issuer to pay principal and interest and general economic trends, as well as an issuer's  capital  structure,  existing  debt and  earnings  history.  The
Appendix  to  this  Statement  of  Additional   Information   contains   further
information about the rating categories of NRSROs and their significance.

     Subsequent to its purchase by a Fund,  an issue of securities  may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In addition,  it is possible that an NRSRO might not change its rating of a  particular  issue to  reflect  subsequent  events.  None of  these  events generally  will  require  sale of such  securities,  but a Fund's  adviser  will consider such events in its  determination  of whether a Fund should continue to hold the securities.

     In addition,  to the extent that the ratings  change as a result of changes in an NRSRO or its rating  systems,  or due to a corporate  reorganization,  the
Fund will attempt to use comparable  ratings as standards for its investments in accordance with its investment objective and policies.

     Medium-Quality Securities. The Funds anticipate investing in medium-quality obligations,  which are obligations  rated in the fourth highest rating category by any NRSRO. Medium-quality securities,  although considered  investment-grade, may  have  some  speculative  characteristics  and  may be  subject  to  greater fluctuations in value than higher-rated securities.  In addition, the issuers of medium-quality  securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

     Lower Quality (High-Risk)  Securities.  Non-investment  grade debt or lower quality/rated securities (hereinafter referred to as "lower-quality securities")
include (i) bonds rated as low as C by Moody's, Standard & Poor's, or Fitch IBCA
Information Services, Inc. ("Fitch"), (ii) commercial paper rated as low as C by
Standard & Poor's,  Not Prime by Moody's or Fitch 4 by Fitch;  and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There
is  more  risk   associated   with   these   investments   because   of  reduced
creditworthiness  and increased risk of default.  Under NRSRO guidelines,  lower quality  securities  and  comparable  unrated  securities  will likely have some
quality  and   protective   characteristics   that  are   outweighed   by  large
uncertainties  or major risk  exposures  to adverse  conditions.  Lower  quality securities are considered to have extremely poor prospects of ever attaining any real  investment  standing,  to have a  current  identifiable  vulnerability  to default  or to be in  default,  to be  unlikely  to have  the  capacity  to make required  interest payments and repay principal when due in the event of adverse business,  financial or economic conditions,  or to be in default or not current in the payment of  interest or  principal.  They are  regarded as  predominantly speculative  with  respect to the  issuer's  capacity to pay  interest and repay principal.  The special risk  considerations  in connection with  investments in these securities are discussed below.

     Effect of Interest Rates and Economic Changes.  Interest-bearing securities typically  experience  appreciation when interest rates decline and depreciation when interest  rates rise.  The market values of  lower-quality  and  comparable unrated  securities  tend to  reflect  individual  corporate  developments  to a greater  extent  than do higher  rated  securities,  which  react  primarily  to
fluctuations  in  the  general  level  of  interest  rates.   Lower-quality  and
comparable  unrated  securities  also  tend to be  more  sensitive  to  economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than  securities  in the  higher-rated  categories.  During an economic  downturn  or a  sustained  period of  rising  interest  rates,  highly leveraged  issuers  of  lower-quality  and  comparable  unrated  securities  may experience  financial stress and may not have sufficient  revenues to meet their payment  obligations.  The issuer's  ability to service its debt obligations may also be  adversely  affected by specific  corporate  developments,  the issuer's inability to meet specific projected business forecasts or the unavailability of additional  financing.  The risk of loss due to  default  by an  issuer of these securities is significantly greater than issuers of higher-rated securities also because such  securities are generally  unsecured and are often  subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security  defaulted,  the Fund might incur additional expenses to seek recovery.
Periods of economic  uncertainty  and  changes  would also  generally  result in increased  volatility in the market prices of these  securities  and thus in the
Fund's net asset value.

     As previously  stated,  the value of a lower-quality or comparable  unrated security  will  generally  decrease  in  a  rising  interest  rate  market,  and accordingly  so will  the  Fund's  net  asset  value.  If the  Fund  experiences unexpected  net  redemptions  in such a market,  it may be forced to liquidate a portion of its portfolio  securities  without regard to their investment merits.
Due to the limited liquidity of lower-quality and comparable  unrated securities
(discussed  below),  the Fund may be forced to liquidate  these  securities at a substantial discount which would result in a lower rate of return to the Fund.

     Payment  Expectations.  Lower-quality  and  comparable  unrated  securities typically  contain  redemption,  call or prepayment  provisions which permit the issuer of such  securities  containing  such  provisions to, at its  discretion, redeem the  securities.  During periods of falling  interest  rates,  issuers of these  securities  are likely to redeem or prepay the  securities  and refinance them with debt  securities at a lower  interest rate. To the extent an issuer is able to refinance the securities,  or otherwise  redeem them, a Fund may have to replace the securities with a lower yielding  security,  which would result in a lower return for the Fund.

     Liquidity and Valuation. The Funds may have difficulty disposing of certain lower-quality  and  comparable  unrated  securities  because there may be a thin trading market for such securities.  Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities.  The Funds anticipate that such  securities  could  be  sold  only  to  a  limited  number  of  dealers  or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated  securities.
The lack of a liquid  secondary  market may have an adverse impact on the market price of the security.  As a result, a Fund's asset value and ability to dispose of particular  securities,  when necessary to meet the Fund's liquidity needs or in response to a specific economic event, may be impacted.  The lack of a liquid secondary market for certain  securities may also make it more difficult for the
Fund to obtain  accurate  market  quotations  for purposes of valuing the Fund's portfolio.  Market quotations are generally  available on many lower quality and comparable  unrated  issues  only from a limited  number of dealers  and may not necessarily  represent  firm bids of such  dealers or prices  for actual  sales.
During  periods of thin  trading,  the spread  between  bid and asked  prices is likely to increase  significantly.  In addition,  adverse publicity and investor perceptions,  whether or not based on  fundamental  analysis,  may  decrease the values  and  liquidity  of  lower quality  and  comparable  unrated  securities, especially in a thinly traded market.

-    U.S.  Government  Securities.  U.S.  government  securities  are  issued or guaranteed  by the U.S.  government  or its agencies or  instrumentalities.
     Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills,  notes, and bonds.  Securities issued by government agencies or instrumentalities include obligations of the following:

     -    The   Federal   Housing    Administration   and   the   Farmers   Home
          Administration;
     -    The Government National Mortgage Association ("GNMA"),  including GNMA pass-through  certificates,  which are  backed  by the full  faith and credit of the United States government;
     -    The Federal Home Loan Banks,  whose  securities  are supported only by the credit of such agency;
     -    The Federal Farm Credit Banks,  government-sponsored institutions that consolidate  the financing  activities of the Federal Land Banks,  the
          Federal Intermediate Credit Banks and the Banks for Cooperatives; and
     -    The Federal Home Loan Mortgage  Corporation  ("FHLMC") and the Federal
          National Mortgage Association ("FNMA"), whose securities are supported only by the credit of such agencies and are not guaranteed by the U.S.
          government.  However,  the Secretary of the Treasury has the authority to  support  FHLMC and FNMA by  purchasing  limited  amounts  of their respective obligations.

The U.S. government and its agencies and  instrumentalities do not guarantee the market value of their  securities;  consequently,  the value of such  securities will fluctuate.

     The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an  outstanding  Treasury  security and selling them as  individual securities.  To the extent the Fund  purchases the principal  portion of STRIPS, the Fund will not receive regular interest payments.  Instead STRIPS are sold at a deep  discount  from their face value.  Because the  principal  portion of the
STRIPS does not pay current  income,  its price can be  volatile  when  interest rates change.  In calculating  their  dividends,  the Funds take into account as income a portion of the difference  between the principal  portion of a STRIPS's purchase price and its face value.

     Brady Bonds. Brady Bonds are debt securities, generally denominated in U.S.
dollars,  issued  under the  framework  of the Brady Plan.  The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor  nations to  restructure  their  outstanding  external commercial bank indebtedness. In restructuring its external debt under the Brady
Plan  framework,  a debtor nation  negotiates  with its existing bank lenders as
well  as  multilateral   institutions  such  as  the   International   Bank  for
Reconstruction and Development (the "World Bank") and the International Monetary
Fund (the "IMF").  The Brady Plan framework,  as it has developed,  contemplates the  exchange of external  commercial  bank debt for newly issued bonds known as
"Brady  Bonds."  Brady  Bonds may also be issued in respect  of new money  being advanced by existing  lenders in  connection  with the debt  restructuring.  The
World Bank and/or the IMF support the  restructuring by providing funds pursuant to loan  agreements  or other  arrangements  that  enable the  debtor  nation to collateralize  the new Brady Bonds or to repurchase  outstanding  bank debt at a discount.  Under these  arrangements  with the World Bank and/or the IMF, debtor nations have been required to agree to the  implementation  of certain  domestic monetary and fiscal reforms.  Such reforms have included the  liberalization  of trade and foreign investment,  the privatization of state-owned  enterprises and the setting of targets for public  spending and  borrowing.  These  policies and programs seek to promote the debtor  country's  economic growth and development.
Investors  should  also  recognize  that the Brady Plan only sets forth  general guiding  principles for economic  reform and debt  reduction,  emphasizing  that solutions must be negotiated on a case-by-case  basis between debtor nations and their creditors. The Funds' adviser may believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries  which have  issued or have  announced  plans to issue  Brady Bonds an attractive  opportunity for investment.  However, there can be no assurance that the adviser or the subadviser's expectations with respect to Brady Bonds will be realized.

     Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service  reduction through specific options negotiated by a debtor nation with its creditors.  As a result,  the financial packages offered by each country  differ.  The types of options have included the exchange of outstanding commercial  bank debt for bonds  issued at 100% of face value of such debt which carry a  below-market  stated rate of interest  (generally  known as par bonds), bonds issued at a discount from the face value of such debt (generally  known as discount  bonds),  bonds bearing an interest rate which  increases over time and bonds issued in exchange for the  advancement of new money by existing  lenders.
Regardless  of the stated  face amount and stated  interest  rate of the various types  of Brady  Bonds,  the  applicable  Funds  will  purchase  Brady  Bonds in secondary  markets,  as  described  below,  in which  the price and yield to the investor reflect market  conditions at the time of purchase.  Certain  sovereign bonds are entitled to "value recovery payments" in certain circumstances,  which in effect  constitute  supplemental  interest  payments  but  generally  are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero  coupon  bonds with a maturity  equal to the final  maturity  of such Brady
Bonds. The U.S.  Treasury bonds purchased as collateral for such Brady Bonds are financed  by the IMF,  the  World  Bank and the  debtor  nations'  reserves.  In
addition,   interest   payments   on  certain   types  of  Brady  Bonds  may  be
collateralized  by cash or  high-grade  securities  in  amounts  that  typically represent  between 12 and 18 months of interest  accruals  on these  instruments with the balance of the interest accruals being  uncollateralized.  In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations  held as  collateral  for  the  payment  of  principal  will  not be distributed  to investors,  nor will such  obligations  be sold and the proceeds distributed.  The  collateral  will  be  held  by the  collateral  agent  to the scheduled  maturity of the  defaulted  Brady  Bonds,  which will  continue to be outstanding,  at which  time the fact  amount of the  collateral  will equal the principal  payments  that  would  have then  been due on the Brady  Bonds in the normal  course.  However,  in light of the residual risk of the Brady Bonds and, among other  factors,  the history of default  with respect to  commercial  bank loans  by  public  and  private  entities  of  countries  issuing  Brady  Bonds, investments  in Brady Bonds are  considered  speculative.  The Fund may purchase
Brady  Bonds  with no or  limited  collateralization,  and will be  relying  for payment of interest  and (except in the case of principal  collateralized  Brady
Bonds)  principal  primarily  on the  willingness  and  ability  of the  foreign government to make payment in accordance with the terms of the Brady Bonds.

     Foreign  Sovereign Debt. The Funds may invest in sovereign debt obligations issued  by  foreign  governments.  To  the  extent  that  the  Funds  invest  in obligations issued by developing or emerging markets,  these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial  banks,  other  governments, international financial  organizations and other financial  institutions.  These obligors  have in the past  experienced  substantial  difficulties  in servicing their external debt  obligations,  which led to defaults on certain  obligations and the restructuring of certain indebtedness.  Restructuring  arrangements have included,  among other things,  reducing and rescheduling interest and principal
payments  by  negotiation  new  or  amended  credit   agreements  or  converting
outstanding  principal  and unpaid  interest to Brady Bonds,  and  obtaining new credit for finance interest payments.  Holders of certain foreign sovereign debt securities  may be  requested  to  participate  in  the  restructuring  of  such obligations  and to  extend  further  loans to their  issuers.  There  can be no assurance  that the  foreign  sovereign  debt  securities  in which the Fund may invest will not be subject to similar restructuring  arrangements or to requests for new credit  which may  adversely  affect the Fund's  holdings.  Furthermore, certain  participants  in the  secondary  market  for such debt may be  directly involved in negotiating the terms of these  arrangements  and may therefore have access to information not available to other market participants.

     Credit Default Swaps. The Gartmore Market Neutral Long-Short Fund may enter into credit  default  swap  contracts.  The Fund might use credit  default  swap contracts  to limit or to  reduce  risk  exposure  of the  Fund to  defaults  of corporate and sovereign  issuers (i.e., to reduce risk when the Fund owns or has exposure to such issuers). The Fund also might use credit default swap contracts to create  direct or  synthetic  short or long  exposure  to domestic or foreign corporate debt securities or certain sovereign debt securities to which the Fund is not otherwise exposed.

     As the seller in a credit default swap contract, the Fund would be required to pay the par (or other  agreed-upon)  value of a referenced debt obligation to the  counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer,  on the debt obligation.  In return,  the Fund would receive from the  counterparty a periodic stream of payments over the term of the contract, provided that no event of default (or similar event) occurs. If no event of default (or similar event) occurs, the Fund would keep the stream of payments  and would have no payment  of  obligations.  As the seller in a credit default swap contract,  the Fund effectively  would add economic leverage to its portfolio  because,  in  addition  to its total net  assets,  the Fund  would be subject to investment exposure on the notional amount of the swap.

     As the purchaser in a credit default swap contract, the Fund would function as the counterparty  referenced in the preceding  paragraph.  This would involve the risk that the  investment  might  expire  worthless.  It also would  involve credit risk - that the seller may fail to satisfy its payment obligations to the
Fund in the event of a default (or similar event).  As the purchaser in a credit default swap contract,  the Fund's  investment would generate income only in the event of an actual  default (or similar  event) by the issuer of the  underlying obligation.

Floating and Variable Rate Instruments

     Floating or variable rate  obligations  bear interest at rates that are not fixed, but vary with changes in specified  market rates or indices,  such as the prime rate,  or at  specified  intervals.  The  interest  rate on  floating-rate securities  varies with  changes in the  underlying  index (such as the Treasury bill rate),  while the interest rate on variable or adjustable  rate  securities changes at preset times based upon an underlying index.  Certain of the floating or  variable  rate  obligations  that may be  purchased  by the Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

     Some of the demand instruments  purchased by the Funds may not be traded in a secondary  market and derive  their  liquidity  solely from the ability of the holder to demand  repayment  from the  issuer or third  party  providing  credit support.  If a demand instrument is not traded in a secondary market,  the Funds will nonetheless  treat the instrument as "readily  marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument  will be  characterized  as "not readily  marketable"  and  therefore illiquid.

     Such  obligations  include  variable rate master  demand  notes,  which are unsecured instruments issued pursuant to an agreement between the issuer and the holder  that  permit the  indebtedness  thereunder  to vary and to  provide  for periodic adjustments in the interest rate. Each Fund will limit its purchases of floating and  variable  rate  obligations  to those of the same quality as it is otherwise  allowed to  purchase.  The Fund's  adviser will monitor on an ongoing basis the  ability  of an issuer of a demand  instrument  to pay  principal  and interest on demand.

     Each Fund's right to obtain payment at par on a demand  instrument could be affected by events occurring  between the date the Fund elects to demand payment and the date  payment is due that may  affect  the  ability of the issuer of the instrument  or third party  providing  credit  support to make payment when due, except when such demand  instruments  permit same day settlement.  To facilitate settlement,  these same day demand instruments may be held in book entry form at a bank other  than the Fund's  custodian  subject  to a  subcustodian  agreement approved by the Fund between that bank and the Fund's custodian.

Zero Coupon Securities (Gartmore Market Neutral Long-Short Fund)

     Zero coupon  securities are debt securities that pay no cash income but are sold at substantial  discounts from their value at maturity.  When a zero coupon security  is  held  to  maturity,  its  entire  return,  which  consists  of the amortization of discount,  comes from the difference  between its purchase price and its maturity  value.  This  difference is known at the time of purchase,  so that investors holding zero coupon securities until maturity know at the time of their  investment  what the expected  return on their  investment  will be. Zero coupon securities may have conversion features.

     Zero coupon securities tend to be subject to greater price  fluctuations in response to changes in interest  rates than are  ordinary  interest-paying  debt securities  with  similar  maturities.  The  value  of  zero  coupon  securities appreciates more during periods of declining interest rates and depreciates more during  periods of rising  interest  rates than  ordinary  interest-paying  debt securities with similar  maturities.  Zero coupon  securities may be issued by a wide variety of corporate and governmental  issuers.  Although these instruments are  generally  not traded on a national  securities  exchange,  they are widely traded by brokers  and  dealers  and,  to such  extent,  will not be  considered illiquid for the purposes of the Fund's  limitation on  investments  in illiquid securities.

Loan Participations and Assignments

     Loan  Participations  typically  will result in a Fund having a contractual relationship only with the lender,  not with the borrower.  A Fund will have the right to receive  payments of  principal,  interest  and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan
Participations, a Fund generally will have no right to enforce compliance by the borrower  with the terms of the loan  agreement  relating  to the loan,  nor any rights of set-off  against the borrower,  and the Fund may not benefit  directly from  any  collateral  supporting  the  loan  in  which  it  has  purchased  the
Participation.  As a result,  the Fund will  assume the credit  risk of both the borrower and the lender that is selling the  Participation.  In the event of the insolvency of the lender selling a  Participation,  the Fund may be treated as a general  creditor of the lender and may not benefit from any set-off between the lender and the  borrower.  A Fund will acquire Loan  Participations  only if the lender  interpositioned  between the Fund and the borrower is  determined by the applicable  adviser to be creditworthy.  When a Fund purchases  Assignments from lenders,  the Fund will acquire  direct rights against the borrower on the loan, except that under  certain  circumstances  such rights may be more  limited than those held by the assigning lender.

     A  Fund  may   have   difficulty   disposing   of   Assignments   and  Loan
Participations.  Because the market for such  instruments  is not highly liquid, the  Funds  anticipate  that  such  instruments  could be sold only to a limited number of institutional  investors. The lack of a highly liquid secondary market may have an  adverse  impact on the value of such  instruments  and will have an adverse impact on a Fund's ability to dispose of particular  Assignments or Loan
Participations  in response to a specific  economic event, such as deterioration in the creditworthiness of the borrower.

     In valuing a Loan  Participation  or Assignment  held by a Fund for which a secondary  trading market  exists,  the Fund will rely upon prices or quotations provided  by banks,  dealers or  pricing  services.  To the  extent a  secondary trading market does not exist, a Fund's Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into  consideration,  among  other  factors:  (i)  the  creditworthiness  of the borrower under the loan and the lender;  (ii) the current interest rate;  period until next rate  reset and  maturity  of the loan;  (iii)  recent  prices in the market for similar loans;  and (iv) recent prices in the market for  instruments of similar quality, rate, period until next interest rate reset and maturity.

Reverse Repurchase Agreements

     The Funds  may  engage  in  reverse  repurchase  agreements  to  facilitate portfolio  liquidity,  a practice  common in the mutual  fund  industry,  or for arbitrage  transactions  discussed below. In a reverse repurchase  agreement,  a
Fund  would  sell a  security  and enter into an  agreement  to  repurchase  the security at a  specified  future date and price.  A Fund  generally  retains the right to  interest  and  principal  payments  on the  security.  Since  the Fund receives  cash upon  entering  into a reverse  repurchase  agreement,  it may be considered a borrowing  (see  "Borrowing").  When  required by guidelines of the
SEC, a Fund will set aside permissible  liquid assets in a segregated account to secure its  obligations  to repurchase  the security.  At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved  custodian  containing liquid securities having a value not less than the repurchase  price  (including  accrued  interest).  The assets
contained  in  the  segregated  account  will  be  marked-to-market   daily  and
additional  assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest).  A Fund's liquidity and ability  to manage  its  assets  might be  affected  when it sets  aside cash or portfolio  securities to cover such commitments.  Reverse repurchase  agreements involve  the risk that the market  value of the  securities  retained in lieu of sale  may  decline  below  the  price of the  securities  a Fund has sold but is obligated to  repurchase.  In the event the buyer of securities  under a reverse repurchase  agreement files for bankruptcy or becomes  insolvent,  such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's  obligation to repurchase the securities,  and the Fund's use of  the  proceeds  of  the  reverse  repurchase  agreement  may  effectively  be
restricted  pending  such  determination.   Reverse  repurchase  agreements  are
considered to be borrowings under the 1940 Act.

     Reverse  repurchase  agreements  may be used as arbitrage  transactions  in which a Fund will  maintain  an  offsetting  position in  investment  grade debt obligations or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase  agreements in which it invests the  transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase  agreements  will be high quality and will mature on or before the settlement date of the reverse repurchase agreement, the Fund's adviser believes that such arbitrage  transactions  do not present the risks to the Fund that are associated with other types of leverage.

Small Company and Emerging Growth Stocks

     Investing in  securities  of  small-sized,  including  micro-capitalization companies  and  emerging  growth  companies,  may  involve  greater  risks  than investing  in the  stocks  of  larger,  more  established  companies,  including possible  risk  of  loss.  Also,  because  these  securities  may  have  limited marketability, their prices may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth  companies  normally have fewer shares  outstanding  than larger companies,  it may be more  difficult  for the Funds to buy or sell  significant numbers of such  shares  without an  unfavorable  impact on  prevailing  prices.
Small-sized  and  emerging  growth  companies  may have limited  product  lines, markets or  financial  resources  and may lack  management  depth.  In addition, small-sized  and  emerging  growth  companies  are  typically  subject  to wider variations in earnings and business prospects than are larger,  more established companies.  There is typically less publicly  available  information  concerning small-sized  and emerging  growth  companies than for larger,  more  established ones.

Special Situation Companies

     "Special  situation  companies"  include  those  involved  in an  actual or prospective  acquisition  or  consolidation;  reorganization;  recapitalization;
merger,  liquidation  or  distribution  of cash,  securities or other assets;  a tender or  exchange  offer;  a breakup  or  workout  of a  holding  company;  or litigation  which,  if  resolved  favorably,  would  improve  the  value  of the company's stock. If the actual or prospective  situation does not materialize as anticipated, the market price of the securities of a "special situation company"
may decline significantly.  Therefore,  an investment in the Funds may involve a greater  degree of risk  than an  investment  in other  mutual  funds  that seek long-term growth of capital by investing in better-known,  larger companies. The
Funds'  adviser  believes,  however,  that  if it  analyzes  "special  situation companies"  carefully and invests in the  securities  of these  companies at the appropriate  time,  the  Funds  may  achieve  capital  growth.  There  can be no assurance however, that a special situation that exists at the time a Fund makes its investment  will be  consummated  under the terms and within the time period contemplated, if it is consummated at all.

Foreign Securities

     Investing in foreign  securities  (including  through the use of depositary receipts)  involves  certain  special  considerations  which  are not  typically associated  with  investing in United States  securities.  Since  investments in foreign  companies  will  frequently be denominated in the currencies of foreign countries (these securities are translated into U.S. dollars on a daily basis in order to value the Funds),  and since the Funds may hold securities and funds in foreign  currencies,  the Funds may be  affected  favorably  or  unfavorably  by changes in currency rates and in exchange control  regulations,  if any, and may incur costs in connection  with  conversions  between various  currencies.  Most foreign stock markets,  while growing in volume of trading  activity,  have less volume  than  the New  York  Stock  Exchange,  and  securities  of some  foreign companies  are less  liquid and more  volatile  than  securities  of  comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United  States  and, at times,  volatility  of price can be greater  than in the United  States.  Fixed  commissions  on foreign  securities exchanges  are generally  higher than  negotiated  commissions  on United States exchanges,  although  each Fund  endeavors  to achieve  the most  favorable  net results  on its  portfolio  transactions.  There is  generally  less  government supervision and regulation of securities exchanges, brokers and listed companies in foreign  countries  than in the United States.  In addition,  with respect to certain  foreign  countries,  there  is  the  possibility  of  exchange  control restrictions, expropriation or confiscatory taxation, and political, economic or
social   instability,   which  could  affect  investments  in  those  countries.
Expropriation  of assets refers to the  possibility  that a country's  laws will prohibit  the  return  to the  United  States  of any  monies,  which a Fund has invested in the  country.  Foreign  securities,  such as those  purchased by the
Funds, may be subject to foreign government taxes, higher custodian fees, higher brokerage  costs and  dividend  collection  fees which could reduce the yield on such securities.

     Foreign economies may differ favorably or unfavorably from the U.S. economy in  various  respects,  including  growth of gross  domestic  product,  rates of
inflation,    currency    depreciation,    capital    reinvestment,     resource
self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time,  foreign  securities may be difficult to liquidate rapidly without adverse price effects.

     Investment in Companies in Developing  Countries.  Investments  may be made from time to time in companies in  developing  countries as well as in developed countries.  Although there is no universally accepted  definition,  a developing country is generally  considered to be a country which is in the initial  stages of industrialization.  Shareholders should be aware that investing in the equity and fixed income markets of developing  countries  involves exposure to unstable governments,  economies based on only a few industries,  and securities  markets which  trade a small  number of  securities.  Securities  markets of  developing countries  tend to be more  volatile  than the markets of  developed  countries;
however, such markets have in the past provided the opportunity for higher rates of return to investors.

     The value and  liquidity of  investments  in  developing  countries  may be affected favorably or unfavorably by political,  economic, fiscal, regulatory or other  developments  in the  particular  countries or neighboring  regions.  The extent  of  economic  development,  political  stability  and  market  depth  of different  countries  varies  widely.  Certain  countries  in the  Asia  region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand,
and Vietnam  are either  comparatively  underdeveloped  or are in the process of becoming  developed.  Such investments  typically  involve greater potential for gain or loss than investments in securities of issuers in developed countries.

     The securities markets in developing  countries are substantially  smaller, less liquid and more  volatile than the major  securities  markets in the United
States. A high proportion of the shares of many issuers may be held by a limited number of  persons  and  financial  institutions,  which may limit the number of shares  available for investment by a Fund.  Similarly,  volume and liquidity in the bond markets in developing countries are less than in the United States and, at times,  price  volatility can be greater than in the United States. A limited number of issuers in developing  countries'  securities  markets may represent a disproportionately large percentage of market capitalization and trading volume.
The limited  liquidity of securities  markets in  developing  countries may also affect a Fund's  ability to acquire  or dispose of  securities  at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid  securities  markets, a Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net  assets in  illiquid  securities.  Conversely,  a
Fund's inability to dispose fully and promptly of positions in declining markets will  cause the  Fund's  net asset  value to  decline as the value of the unsold positions  is  marked  to lower  prices.  In  addition,  securities  markets  in developing  countries are  susceptible  to being  influenced by large  investors trading significant blocks of securities.

     Political and economic  structures in many such countries may be undergoing significant  evolution and rapid  development,  and such  countries may lack the social,  political and economic  stability  characteristic of the United States.
Certain of such countries have in the past failed to recognize  private property rights  and have at times  nationalized  or  expropriated  the assets of private companies.  As a  result,  the risks  described  above,  including  the risks of nationalization  or  expropriation  of assets,  may be heightened.  In addition, unanticipated  political or social developments may affect the value of a Fund's investments in those  countries and the  availability  to the Fund of additional investments in those countries.

     Economies of developing  countries may differ favorably or unfavorably from the United States'  economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment,  resource self-sufficiency and balance of payments  position.  As  export-driven  economies,  the  economies of countries in the Asia Region are affected by  developments  in the  economies of their  principal  trading  partners.  Hong Kong,  Japan and Taiwan have  limited natural  resources,  resulting in dependence on foreign  sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

     Certain  developing  countries do not have  comprehensive  systems of laws, although substantial changes have occurred in many such countries in this regard in recent years.  Laws regarding  fiduciary duties of officers and directors and the protection of shareholders  may not be well  developed.  Even where adequate law exists in such  developing  countries,  it may be impossible to obtain swift and equitable  enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

     Trading in futures contracts on foreign commodity  exchanges may be subject to the same or similar risks as trading in foreign securities.

     Depositary  Receipts.  The  Funds  may  invest  in  foreign  securities  by purchasing depositary receipts, including American Depositary Receipts ("ADRs"),
European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or
other  securities  convertible  into  securities  of  issuers  based in  foreign countries.  These  securities  may not  necessarily  be  denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the
U.S. securities  markets,  GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as  Continental  Depositary
Receipts  ("CDRs")),  in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. Bank or trust company  evidencing  ownership of the  underlying securities.  EDRs are European receipts evidencing a similar  arrangement.  GDRs are receipts  typically  issued by non-United  States banks and trust  companies that evidence ownership of either foreign or domestic  securities.  For purposes of a Fund's investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or
EDR representing ownership of common stock will be treated as common stock.

     The  Funds  may  invest  in  depositary  receipts  through  "sponsored"  or
"unsponsored" facilities.  While ADRs issued under these two types of facilities are in some respects  similar,  there are distinctions  between them relating to the  rights  and  obligations  of  ADR  holders  and  the  practices  of  market participants.

     A depositary may establish an unsponsored facility without participation by
(or  even   necessarily  the  acquiescence  of)  the  issuer  of  the  deposited securities, although typically the depositary requests a letter of non-objection from  such  issuer  prior  to the  establishment  of the  facility.  Holders  of unsponsored ADRs generally bear all the costs of such facilities. The depositary
usually   charges  fees  upon  the  deposit  and  withdrawal  of  the  deposited securities,  the conversion of dividends into U.S.  dollars,  the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited  securities.  In addition,  an unsponsored  facility is generally not  obligated to  distribute  communications received  from the issuer of the deposited  securities  or to disclose  material information  about  such  issuer  in  the  U.S.  and  thus  there  may  not be a correlation  between such  information  and the market  value of the  depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

     Sponsored  ADR  facilities  are  created in  generally  the same  manner as unsponsored  facilities,  except  that the  issuer of the  deposited  securities enters into a deposit agreement with the depositary.  The deposit agreement sets out the rights and  responsibilities of the issuer, the depositary,  and the ADR holders.  With  sponsored  facilities,  the issuer of the  deposited  securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the  depositary),  although ADR holders continue to bear certain other  costs  (such as deposit  and  withdrawal  fees).  Under the terms of most sponsored arrangements,  depositories agree to distribute notices of shareholder meetings and voting instructions,  and to provide shareholder communications and other  information  to the ADR  holders  at the  request  of the  issuer  of the deposited securities.

Money Market Instruments

     Money market instruments may include the following types of instruments:

     --  obligations  issued or  guaranteed  as to interest and principal by the
U.S. government, its agencies, or instrumentalities,  or any federally chartered corporation, with remaining maturities of 397 days or less;

     --  obligations  of  sovereign   foreign   governments,   their   agencies,
instrumentalities and political  subdivisions,  with remaining maturities of 397 days or less;

     -- obligations of municipalities  and states,  their agencies and political subdivisions with remaining maturities of 397 days or less;

     --  asset-backed  commercial  paper  whose own  rating or the rating of any guarantor is in one of the two highest categories of any NRSRO;

     -- repurchase agreements;

     -- bank or savings and loan obligations;

     -- commercial paper (including  asset-backed  commercial paper),  which are short-term unsecured promissory notes issued by corporations in order to finance their  current  operations.  It may also be issued by foreign  governments,  and states and municipalities.  Generally the commercial paper or its guarantor will be rated within the top two rating  categories by an NRSRO,  or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

     --  bank  loan  participation   agreements   representing   obligations  of
corporations having a high quality short-term rating, at the date of investment, and under which the Funds will look to the  creditworthiness of the lender bank, which is obligated to make  payments of principal  and interest on the loan,  as well as to creditworthiness of the borrower;

     --  high  quality  short-term  (maturity  in 397  days or  less)  corporate obligations,  rated within the top two rating  categories by an NRSRO or, if not rated, deemed to be of comparable quality by the Fund's adviser;

     -- extendable  commercial notes,  which differ from traditional  commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time during the extension period; and

     -- unrated short term (maturing in 397 days or less) debt  obligations that are determined by a Fund's adviser to be of comparable quality to the securities described above.

Repurchase Agreements

     In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain  non-bank dealers by a Fund, the Fund's custodian,  or  a  subcustodian,  will  have  custody  of,  and  will  segregate securities  acquired  by the  Fund  under  a  repurchase  agreement.  Repurchase agreements  are  contracts  under  which the buyer of a security  simultaneously commits to resell the security to the seller at an  agreed-upon  price and date.
Repurchase  agreements are considered by the staff of the SEC to be loans by the
Fund.  Repurchase  agreements  may be entered into with respect to securities of the type in which it may invest or  government  securities  regardless  of their remaining  maturities,  and will require that additional securities be deposited with it if the value of the securities  purchased  should  decrease below resale price.  Repurchase  agreements  involve certain risks in the event of default or insolvency by the other party,  including possible delays or restrictions upon a
Fund's ability to dispose of the underlying  securities,  the risk of a possible decline in the value of the underlying securities during the period in which the
Fund  seeks to  assert  its  rights  to them,  the  risk of  incurring  expenses associated with asserting those rights and the risk of losing all or part of the
income  from  the   repurchase   agreement.   A  Fund's   adviser   reviews  the
creditworthiness  of those banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate these risks.

Bank Obligations

     Bank  obligations  that may be purchased by a Fund include  certificates of deposit,  bankers' acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either  interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower,  usually in connection with an international commercial transaction.
The  borrower  is  liable  for  payment  as is the bank,  which  unconditionally guarantees to pay the draft at its face amount on the maturity date.  Fixed time deposits are  obligations  of branches of U.S.  banks or foreign banks which are payable at a stated  maturity  date and bear a fixed rate of interest.  Although fixed time deposits do not have a market, there are no contractual  restrictions on the right to transfer a beneficial interest in the deposit to a third party.

     Bank  obligations  may be general  obligations of the parent bank or may be limited to the issuing  branch by the terms of the  specific  obligations  or by government  regulation.  Bank  obligations  may  be  issued  by  domestic  banks
(including  their  branches  located  outside the United  States),  domestic and foreign branches of foreign banks and savings and loan associations.

     Eurodollar  and  Yankee   Obligations.   Eurodollar  bank  obligations  are
dollar-denominated  certificates of deposit and time deposits issued outside the
U.S.  capital  markets by foreign  branches of U.S.  banks and by foreign banks.
Yankee bank obligations are  dollar-denominated  obligations  issued in the U.S.
capital markets by foreign banks.

     Eurodollar and Yankee bank  obligations  are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk.
Additionally,  Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain  sovereign  risks and other  risks  associated  with  foreign investments.  One such risk is the  possibility  that a sovereign  country might prevent  capital,  in the form of dollars,  from flowing  across their  borders.
Other risks include: adverse political and economic developments; the extent and quality of government  regulation  of financial  markets and  institutions;  the
imposition   of   foreign   withholding   taxes,   and  the   expropriation   or
nationalization  of  foreign  issues.   However,   Eurodollar  and  Yankee  bank
obligations  held in a Fund will  undergo the same  credit  analysis as domestic issues  in which the  Underling  Fund  invests,  and will have at least the same financial strength as the domestic issuers approved for the Fund.

When-Issued Securities and Delayed-Delivery Transactions

     When  securities  are  purchased  by a Fund  on a  "when-issued"  basis  or purchased  for delayed  delivery,  then  payment and  delivery  occur beyond the normal  settlement  date at a stated price and yield.  When-issued  transactions normally  settle within 45 days.  The payment  obligation  and the interest rate that will be received on when-issued  securities are fixed at the time the buyer enters  into the  commitment.  Due to  fluctuations  in the value of  securities purchased  or  sold on a  when-issued  or  delayed-delivery  basis,  the  yields obtained on such securities may be higher or lower than the yields  available in the market on the dates  when the  investments  are  actually  delivered  to the buyers. The greater a Fund's outstanding  commitments for these securities,  the greater the  exposure to  potential  fluctuations  in the net asset value of the
Fund.  Purchasing  when-issued  or  delayed-delivery  securities may involve the additional  risk that the yield or market price available in the market when the delivery  occurs may be higher or the market  price lower than that  obtained at the time of commitment.

     When a Fund agrees to purchase when-issued or delayed-delivery  securities, to the extent  required by the SEC,  its  custodian  will set aside  permissible liquid  assets equal to the amount of the  commitment  in a segregated  account.
Normally,  the  custodian  will set  aside  portfolio  securities  to  satisfy a purchase commitment,  and in such a case a Fund may be required  subsequently to place  additional  assets in the segregated  account in order to ensure that the value of the account  remains equal to the amount of the Fund's  commitment.  It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio  securities to cover such purchase commitments than when it sets aside cash. In addition,  because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above,  the Fund's  liquidity and the ability of the Fund's adviser to manage it might be  affected  in the  event  its  commitments  to  purchase  "when-issued"
securities ever exceed 25% of the value of its total assets. Under normal market
conditions,   however,   a  Fund's  commitment  to  purchase   "when-issued"  or
"delayed-delivery"  securities  will not  exceed  25% of the  value of its total assets. When a Fund engages in when-issued or delayed-delivery  transactions, it relies on the other party to consummate  the trade.  Failure of the seller to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Lending Portfolio Securities

     Each Fund may lend its portfolio  securities to brokers,  dealers and other financial  institutions,  provided it receives collateral,  with respect to each loan of U.S.  securities,  equal to at least 102% of the value of the  portfolio securities  loaned,  and,  with  respect  to each loan of  non-U.S.  securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times  thereafter  shall  require  the  borrower  to mark to market  such collateral on a daily basis so that the market value of such collateral does not fall below 100% of the market value of the portfolio  securities  so loaned.  By lending its  portfolio  securities,  a Fund can increase its income  through the investment  of the  collateral.  For the  purposes  of this  policy,  the  Funds consider collateral consisting of cash, U.S. government securities or letters of credit issued by banks whose securities meet the standards for investment by the
Funds to be the equivalent of cash.  From time to time, a Fund may return to the borrower or a third party which is unaffiliated  with it, and which is acting as a  "placing  broker,"  a part of the  interest  earned  from the  investment  of collateral received for securities loaned.

     The SEC  currently  requires  that  the  following  conditions  must be met whenever  portfolio  securities  are loaned:  (1) a Fund must  receive  from the borrower  collateral  equal  to at  least  100% of the  value  of the  portfolio securities loaned;  (2) the borrower must increase such collateral  whenever the market value of the securities  loaned rises above the level of such collateral;
(3) a Fund  must be able to  terminate  the loan at any  time;  (4) a Fund  must receive reasonable  interest on the loan, as well as any dividends,  interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable  custodian fees in connection with the loan;  and (6) while any voting rights on the loaned  securities may pass to the borrower,  a Fund's  Board of Trustees  must be able to  terminate  the loan and regain the right to vote the securities if a material event adversely  affecting the investment occurs.  These conditions may be subject to future  modification.
Loan  agreements  involve certain risks in the event of default or insolvency of the other  party  including  possible  delays or  restrictions  upon the  Fund's ability to recover the loaned  securities or dispose of the  collateral  for the loan.

          Investment of Securities Lending  Collateral  (Gartmore Small Cap Core
     Fund).  The  collateral  received from a borrower as a result of the Fund's securities  lending  activities will be used to purchase both  fixed-income securities and other  securities  with debt-like  characteristics  that are rated A1 or P1 on a fixed rate or  floating  rate  basis,  including:  bank obligations;  commercial paper; investment agreements,  funding agreements, or guaranteed  investment  contracts entered into with, or guaranteed by an insurance company;  loan  participations;  master notes; medium term notes;
     repurchase  agreements;  and U.S.  government  securities.  Except  for the
     investment   agreements,   funding  agreements  or  guaranteed   investment
     contracts guaranteed by an insurance company, master notes, and medium term notes (which are described below), these types of investments are described in elsewhere in the SAI.  Collateral may also be invested in a money market mutual fund or short-term collective investment trust.

          Investment  agreements,  funding agreements,  or guaranteed investment contracts  entered into with,  or  guaranteed  by an insurance  company are agreements where an insurance company either provides for the investment of the Fund's  assets or provides for a minimum  guaranteed  rate of return to the investor.

          Master  notes  are   promissory   notes  issued  usually  with  large,
     creditworthy  broker-dealers on either a fixed rate or floating rate basis.
     Master notes may or may not be collateralized by underlying securities.  If the master note is issued by an unrated subsidiary of a broker-dealer, then an unconditional guarantee is provided by the issuer's parent.

     Medium  term  notes are  unsecured,  continuously  offered  corporate  debt obligations.  Although medium term notes may be offered with a maturity from one to ten years, in the context of securities lending  collateral,  the maturity of the medium term note will not generally exceed two years.

Real Estate Investment Trusts

     Although the Funds will not invest in real estate  directly,  the Funds may invest in securities of real estate  investment  trusts ("REITs") and other real estate industry  companies or companies with substantial real estate investments and,  as a result,  the Funds may be subject to certain  risks  associated  with direct  ownership  of real estate and with the real estate  industry in general.
These  risks  include,  among  others:  possible  declines  in the value of real estate;  possible lack of availability of mortgage funds;  extended vacancies of
properties;   risks   related  to  general   and  local   economic   conditions;
overbuilding;  increases in competition,  property taxes and operating expenses;
changes in zoning laws;  costs  resulting from the clean-up of, and liability to third parties for damages resulting from,  environmental  problems;  casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters;  limitations  on and  variations  in rents;  and  changes in interest rates.

     REITs are pooled  investment  vehicles  which  invest  primarily  in income producing  real  estate or real estate  related  loans or  interests.  REITs are generally  classified as equity REITs,  mortgage  REITs or hybrid REITs.  Equity
REITs invest the majority of their assets  directly in real  property and derive income  primarily  from the  collection of rents.  Equity REITs can also realize capital gains by selling  properties  that have  appreciated in value.  Mortgage
REITs invest the majority of their  assets in real estate  mortgages  and derive income  from the  collection  of interest  payments.  Hybrid  REITs  combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on
income   distributed   to   shareholders   provided  they  comply  with  several
requirements of Internal Revenue Code, as amended (the "Code").

Convertible Securities

     Convertible securities are bonds,  debentures,  notes, preferred stocks, or other  securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular  period of time at a  specified  price or  formula.  Convertible  securities  have  general characteristics  similar to both debt  obligations  and equity  securities.  The value  of a  convertible  security  is a  function  of  its  "investment  value"
(determined  by its yield in comparison  with the yields of other  securities of comparable maturity and quality that do not have a conversion privilege) and its
"conversion value" (the security's worth, at market value, if converted into the underlying  common  stock).  The investment  value of a convertible  security is influenced by changes in interest  rates,  the credit standing of the issuer and other factors.  The market value of convertible  securities  tends to decline as interest  rates  increase and,  conversely,  tends to increase as interest rates decline.  The  conversion  value of a convertible  security is determined by the market price of the  underlying  common stock.  The market value of  convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore  will react to  variations in the general  market for equity  securities.  If the  conversion  value is low relative to the investment value,  the price of the  convertible  security is governed  principally  by its investment value.  Generally,  the conversion value decreases as the convertible security approaches  maturity.  To the extent the market price of the underlying common  stock  approaches  or exceeds  the  conversion  price,  the price of the convertible security will be increasingly  influenced by its conversion value. A convertible  security generally will sell at a premium over its conversion value by the  extent  to which  investors  place  value on the  right to  acquire  the underlying  common  stock  while  holding  a fixed  income  security.  While  no securities  investments are without risk,  investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     A convertible  security  entitles the holder to receive  interest  normally paid or  accrued  on debt or the  dividend  paid on  preferred  stock  until the
convertible   security  matures  or  is  redeemed,   converted,   or  exchanged.
Convertible  securities  have  unique  investment  characteristics  in that they generally  (i) have  higher  yields than common  stocks,  but lower  yields than comparable non-convertible  securities,  (ii) are less subject to fluctuation in value than the  underlying  stock since they have fixed income  characteristics, and (iii) provide the potential for capital  appreciation if the market price of the underlying common stock increases. Most convertible securities currently are
issued  by  U.S.  companies,   although  a  substantial  Eurodollar  convertible
securities  market has  developed,  and the markets for  convertible  securities denominated in local currencies are increasing.

     A  convertible  security may be subject to  redemption at the option of the
issuer  at  a  price  established  in  the  convertible   security's   governing
instrument.  If a convertible  security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the  security,  convert it into the underlying common stock, or sell it to a third party.

     Convertible  securities  generally  are  subordinated  to other similar but non-convertible  securities of the same issuer,  although  convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities,  and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, some convertible securities  typically  are  rated  below  investment  grade  or are  not  rated, depending on the general creditworthiness of the issuer.

Warrants

     Warrants  are  securities   giving  the  holder  the  right,  but  not  the
obligation,  to buy the stock of an issuer at a given  price  (generally  higher than the  value of the  stock at the time of  issuance),  on a  specified  date, during a specified period, or perpetually.  Warrants may be acquired  separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or  attached  to  securities  are not  subject  to these  restrictions.
Warrants  do not carry with them the right to  dividends  or voting  rights with respect to the securities  that they entitle their holder to purchase,  and they do not represent any rights in the assets of the issuer.  As a result,  warrants may be considered more speculative  than certain other types of investments.  In addition,  the value of a warrant does not necessarily  change with the value of the  underlying  securities,  and a warrant  ceases  to have  value if it is not exercised prior to its expiration date.

Preferred Stock

     Preferred stocks,  like some debt obligations,  are generally  fixed-income securities.  Shareholders of preferred stocks normally have the right to receive dividends  at a fixed  rate  when  and as  declared  by the  issuer's  board  of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all  cumulative  dividends  usually  must be paid  prior to common  shareholders receiving any dividends.  Because  preferred stock dividends must be paid before common stock dividends,  preferred stocks generally entail less risk than common
stocks.  Upon  liquidation,   preferred  stocks  are  entitled  to  a  specified
liquidation preference,  which is generally the same as the par or stated value, and are  senior in right of  payment  to common  stock.  Preferred  stocks  are, however,  equity  securities in the sense that they do not represent a liability of the issuer and,  therefore,  do not offer as great a degree of  protection of capital or assurance  of  continued  income as  investments  in  corporate  debt securities.  Preferred stocks are generally  subordinated in right of payment to all debt  obligations  and creditors of the issuer,  and  convertible  preferred stocks may be subordinated to other preferred stock of the same issuer.

Short Selling of Securities

     In a short sale of  securities,  a Fund sells  stock which it does not own, making  delivery  with  securities  "borrowed"  from a broker.  The Fund is then obligated to replace the security  borrowed by purchasing it at the market price at the time of replacement.  This price may or may not be less than the price at which the  security was sold by the Fund.  Until the  security is replaced,  the
Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security,  the Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker,  to the extent  necessary to meet margin requirements, until the short position is closed out.

     A Fund will  incur a loss as a result of the short sale if the price of the security  increases between the date of the short sale and the date on which the
Fund replaces the borrowed security.  A Fund will realize a gain if the security declines  in price  between  those  two  dates.  The  amount of any gain will be decreased  and the amount of any loss will be increased by any interest the Fund may be required to pay in connection with the short sale. Whether a Fund will be successful  in  utilizing  a short  sale will  depend,  in part,  on the  Funds'
adviser's  ability to  correctly  predict  whether  the price of a  security  it borrows to sell short will decrease.

     In a short sale,  the seller does not  immediately  deliver the  securities sold and is said to have a short  position in those  securities  until  delivery occurs. A Fund must deposit in a segregated  account an amount of cash or liquid assets equal to the difference  between (a) the market value of securities  sold short at the time that they were sold short and (b) the value of the  collateral deposited  with the broker in connection  with the short sale (not including the proceeds from the short sale).  While the short  position is open, the Fund must maintain  on a daily basis the  segregated  account at such a level that (1) the amount  deposited in it plus the amount  deposited with the broker as collateral equals the current market value of the securities  sold short and (2) the amount deposited in it plus the amount  deposited  with the broker as collateral is not less than the market value of the securities at the time they were sold short.

     Each Fund may also  engage in short  sales if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment  technique is known as a short sale "against the box." The Funds do not intend to engage in short sales against the box for investment  purposes.  A Fund may,  however,  make a short sale as a hedge,  when it believes  that the price of a security  may  decline,  causing a decline in the value of a security owned by the Fund (or a security  convertible or exchangeable for such security),  or when the Fund wants to sell the security at an attractive  current  price.  In such case, any future losses in the Fund's long position should be offset by a gain in the short position and,  conversely, any gain in the long position should be reduced by a loss in the short position.
The extent to which such gains or losses are reduced will depend upon the amount of the security sold short  relative to the amount the Fund owns.  There will be certain  additional  transaction  costs  associated with short sales against the box,  but the Fund will  endeavor to offset these costs with the income from the investment  of the cash  proceeds of short  sales.  For tax purposes a Fund that enters  into a short sale  "against  the box" may be  treated  as having  made a constructive  sale of an "appreciated  financial  position"  causing the Fund to realize a gain (but not a loss).

Restricted, Non-Publicly Traded and Illiquid Securities

     Each Fund may not invest more than 15% of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer  than seven  days,  time  deposits  maturing  in more than seven days and securities  that are  illiquid  because of the  absence  of a readily  available market or legal or contractual  restrictions on resale or other factors limiting the marketability of the security.  Repurchase  agreements subject to demand are deemed to have a maturity equal to the notice period.

     Historically,  illiquid  securities  have  included  securities  subject to contractual  or  legal  restrictions  on  resale  because  they  have  not  been registered under the Securities Act of 1933, as amended (the "Securities  Act"), securities which are otherwise not readily marketable and repurchase  agreements having a maturity  of longer  than seven  days.  Securities  which have not been registered  under the  Securities  Act are referred to as private  placements or restricted  securities  and are  purchased  directly  from the  issuer or in the secondary market. Unless subsequently  registered for sale, these securities can only be sold in privately  negotiated  transactions  or pursuant to an exemption from  registration.  Investment  companies do not  typically  hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and  uncertainty  in valuation.  Limitations  on resale may have an adverse  effect on the  marketability  of portfolio  securities,  and an investment  company might be unable to dispose of  restricted or other  illiquid securities  promptly  or at  reasonable  prices  and  might  thereby  experience difficulty satisfying redemptions within seven days. An investment company might also have to register  such  restricted  securities  in order to dispose of them resulting in  additional  expense and delay.  Adverse  market  conditions  could impede such a public offering of securities.

     In recent years,  however, a large  institutional  market has developed for certain  securities  that are not registered  under the Securities Act including
repurchase   agreements,   commercial  paper,   foreign  securities,   municipal
securities and corporate bonds and notes.  Institutional  investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment.  The fact that there are  contractual or legal  restrictions on resale to the general public or to  certain  institutions  may  not be  indicative  of  the  liquidity  of  such investments.

     The SEC has  adopted  Rule 144A which  allows  for a broader  institutional trading market for securities  otherwise subject to restriction on resale to the general  public.  Rule 144A  establishes a "safe  harbor" from the  registration requirements  of the  Securities  Act  for  resales  of  certain  securities  to qualified institutional buyers.

     Any such  restricted  securities  will be  considered  to be  illiquid  for purposes of a Fund's  limitations on investments in illiquid  securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Funds'
adviser has determined  such securities to be liquid because such securities are eligible  for resale  pursuant  to Rule 144A and are  readily  saleable.  To the extent that qualified institutional buyers may become uninterested in purchasing
Rule 144A securities, the Fund's level of illiquidity may increase.

     The Funds may sell  over-the-counter  ("OTC")  options  and, in  connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options  written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree  that the Fund may  repurchase  any OTC  option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum  repurchase  price under the formula exceeds the intrinsic value of the option.

     The adviser will  monitor the  liquidity of  restricted  securities  in the portion of a Fund it manages.  In reaching  liquidity  decisions,  the following factors are considered:  (1) the  unregistered  nature of the security;  (2) the frequency  of trades  and  quotes  for the  security;  (3) the number of dealers wishing to  purchase  or sell the  security  and the  number of other  potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace  trades (e.g., the time needed to  dispose of the  security,  the  method of  soliciting  offers and the mechanics of the transfer).

Borrowing

     The Funds may borrow money from banks,  limited by each Fund's  fundamental investment  restriction  (generally,  33-1/3% of its total assets (including the amount borrowed)), including borrowings for temporary or emergency purposes. The
Funds may engage in mortgage dollar roll and repurchase  agreements which may be considered a form of borrowing.

     Certain  types of borrowings by a Fund may result in the Fund being subject to  covenants  in  credit  agreements  relating  to  asset  coverage,  portfolio
composition   requirements  and  other  matters.  It  is  not  anticipated  that observance of such  covenants  would impede the Fund's adviser from managing the
Fund's  portfolio in accordance  with its  investment  objectives  and policies.
However,  a breach of any such  covenants  not cured within the  specified  cure period may result in  acceleration of outstanding  indebtedness  and require the
Fund  to  dispose  of   portfolio   investments   at  a  time  when  it  may  be
disadvantageous to do so.

Derivative Instruments

     The Funds' adviser may use a variety of derivative  instruments,  including options,  futures  contracts  (sometimes  referred to as "futures"),  options on futures contracts,  stock index options, forward contracts, swaps and structured contracts,  to hedge a Fund's  portfolio,  for risk  management,  for  obtaining exposure  to a  particular  security  or group of  securities  without  actually purchasing  such security or group of securities,  or for any other  permissible
purposes   consistent  with  that  Fund's   investment   objective.   Derivative
instruments  are  securities or agreements  whose value is based on the value of some  underlying  asset (e.g., a security,  currency or index) or the level of a reference index.

     Derivatives  generally have investment  characteristics that are based upon either  forward  contracts  (under  which one party is  obligated to buy and the other party is obligated to sell an  underlying  asset at a specific  price on a specified  date) or option  contracts  (under which the holder of the option has the  right  but not the  obligation  to buy or sell  an  underlying  asset  at a specified  price on or before a  specified  date).  Consequently,  the change in value of a  forward-based  derivative  generally is roughly  proportional to the change  in  value  of  the  underlying  asset.  In  contrast,  the  buyer  of an option-based  derivative  generally will benefit from favorable movements in the price of the  underlying  asset but is not exposed to the  corresponding  losses that result from adverse  movements in the value of the  underlying  asset.  The seller  (writer) of an  option-based  derivative  generally will receive fees or premiums but generally is exposed to losses  resulting from changes in the value of the  underlying  asset.  Derivative  transactions  may  include  elements  of leverage  and,  accordingly,  the  fluctuation  of the  value of the  derivative transaction in relation to the underlying asset may be magnified.

     The use of these  instruments  is subject to applicable  regulations of the
SEC, the several  options and futures  exchanges  upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC").

     Special Risks of Derivative Instruments.  The use of derivative instruments involves special  considerations  and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

     (1)  Successful  use of most of these  instruments  depends upon the Funds'
adviser's  ability to predict  movements of the overall  securities and currency markets,  which requires  different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

     (2) There might be imperfect correlation,  or even no correlation,  between price  movements  of an  instrument  and price  movements of  investments  being hedged.  For example,  if the value of an instrument used in a short hedge (such as writing a call option,  buying a put option,  or selling a futures  contract)
increased by less than the decline in value of the hedged investment,  the hedge would not be fully  successful.  Such a lack of  correlation  might occur due to factors  unrelated  to the  value  of the  investments  being  hedged,  such  as speculative  or other  pressures on the markets in which these  instruments  are traded.  The effectiveness of hedges using instruments on indices will depend on the  degree  of  correlation  between  price  movements  in the  index and price movements in the investments  being hedged, as well as, how similar the index is to the  portion  of the  Fund's  assets  being  hedged  in terms  of  securities composition.

     (3)  Hedging  strategies,  if  successful,  can  reduce the risk of loss by wholly  or  partially  offsetting  the  negative  effect  of  unfavorable  price movements in the investments being hedged. However,  hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because the Funds' adviser  projected a decline in the price of a security in the Fund's portfolio,  and the price of that security increased instead,  the gain from that increase might be wholly or partially  offset by a decline in the price of the instrument.  Moreover,  if the price of the instrument  declined by more than the increase in the price of the security, a Fund could suffer a loss.

     (4) As  described  below,  a Fund might be required  to maintain  assets as
"cover,"  maintain  segregated  accounts,  or make margin payments when it takes positions in these  instruments  involving  obligations  to third parties (i.e., instruments other than purchased options).  If the Fund were unable to close out its positions in such instruments,  it might be required to continue to maintain such assets or  accounts or make such  payments  until the  position  expired or matured.  The  requirements  might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio  security at a  disadvantageous time.  The  Fund's  ability to close out a position  in an  instrument  prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market,  the ability and willingness of the other party to the transaction  ("counterparty") to enter into a transaction closing out the position.  Therefore,  there is no  assurance  that any hedging  position can be closed out at a time and price that is favorable to the Fund.

     For a discussion of the federal income tax treatment of a Fund's derivative instruments, see "Additional General Tax Information For the Funds" below.

     Options. Each Fund may purchase or write put and call options on securities and indices,  and may  purchase  options on foreign  currencies,  and enter into closing  transactions  with  respect to such  options to  terminate  an existing position.  The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a
Fund to enhance  income by reason of the premiums  paid by the purchaser of such options.  Writing call options serves as a limited short hedge because  declines in the value of the  hedged  investment  would be  offset  to the  extent of the premium received for writing the option. However, if the security appreciates to a price  higher than the exercise  price of the call option,  it can be expected that the option will be  exercised,  and the Fund will be  obligated to sell the security at less than its market  value or will be  obligated  to  purchase  the security at a price  greater than that at which the security  must be sold under the option. All or a portion of any assets used as cover for OTC options written
by  a  Fund  would  be  considered   illiquid  to  the  extent  described  under
"Restricted,  Non-Publicly  Traded and Illiquid  Securities" above.  Writing put options  serves as a limited  long hedge  because  increases in the value of the hedged  investment  would be offset to the extent of the  premium  received  for writing the option.  However, if the security  depreciates to a price lower than the  exercise  price of the put option,  it can be expected  that the put option will be  exercised,  and the Fund will be  obligated to purchase the security at more than its market value.

     The value of an option  position  will  reflect,  among other  things,  the historical  price  volatility of the underlying  investment,  the current market value of the underlying  investment,  the time remaining until expiration of the option,  the  relationship  of the  exercise  price to the  market  price of the underlying  investment,  and  general  market  conditions.  Options  that expire unexercised have no value. Options used by the Funds may include  European-style options,  which can only be  exercised  at  expiration.  This is in  contrast to
American-style  options  which  can  be  exercised  at  any  time  prior  to the expiration date of the option.

     Each Fund effectively may terminate its right or obligation under an option by entering into a closing  transaction.  For example,  a Fund may terminate its obligation  under a call or put  option  that it had  written by  purchasing  an identical call or put option;  this is known as a closing purchase  transaction.
Conversely,  a Fund may  terminate  a  position  in a put or call  option it had purchased by writing an identical put or call option; this is known as a closing sale transaction.  Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

     Each Fund may  purchase or write both OTC  options  and  options  traded on foreign  and U.S.  exchanges.  Exchange-traded  options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect,  guarantees completion of every exchange-traded option transaction.  OTC options  are  contracts  between  the  Fund  and  the  counterparty  (usually  a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund  purchases or writes an OTC option,  it relies on the  counterparty  to make or take delivery of the underlying  investment upon exercise of the option.
Failure by the  counterparty  to do so would  result in the loss of any  premium paid by the fund as well as the loss of any expected benefit of the transaction.

     A Fund's  ability to establish and close out  positions in  exchange-listed options  depends  on the  existence  of a liquid  market.  The  Funds  intend to purchase or write only those exchange-traded  options for which there appears to be a liquid  secondary  market.  However,  there can be no assurance that such a market will exist at any particular time.  Closing  transactions can be made for
OTC  options  only  by  negotiating  directly  with  the  counterparty,  or by a transaction  in the secondary  market if any such market  exists.  Although each
Fund will enter into OTC options only with  counterparties  that are expected to be capable of entering  into  closing  transactions  with the Fund,  there is no assurance  that such  Fund will in fact be able to close out an OTC  option at a favorable  price  prior  to  expiration.  In  the  event  of  insolvency  of the counterparty,  a Fund might be unable to close out an OTC option position at any time prior to its expiration.

     If a Fund is unable to  effect a closing  transaction  for an option it had purchased,  it would have to  exercise  the option to realize  any  profit.  The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause  material  losses because the Fund would be unable to sell the  investment  used as a cover for the written option until the option expires or is exercised.

     The Funds may  engage in options  transactions  on indices in much the same manner as the options on securities  discussed above,  except that index options may serve as a hedge against overall  fluctuations in the securities  markets in general.

     The writing and purchasing of options is a highly specialized activity that involves  investment  techniques and risks different from those  associated with ordinary portfolio securities  transactions.  Imperfect  correlation between the options and securities  markets may detract from the  effectiveness of attempted hedging.

     Transactions using OTC options (other than purchased options) expose a Fund to counterparty risk. To the extent required by SEC guidelines,  a Fund will not enter  into  any such  transactions  unless  it owns  either  (1) an  offsetting
("covered")  position in securities,  other options,  or futures or (2) cash and liquid  obligations  with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also set aside  cash  and/or  appropriate  liquid  assets in a  segregated  custodial account if  required  to do so by the SEC and CFTC  regulations.  Assets used as cover or held in a segregated  account  cannot be sold while the position in the corresponding  option or futures contract is open, unless they are replaced with similar  assets.  As a result,  the  commitment of a large portion of the Fund's assets to segregated  accounts as a cover could impede  portfolio  management or the Fund's ability to meet redemption requests or other current obligations.

     Spread  Transactions.  A Fund may  purchase  covered  spread  options  from
securities   dealers.   Such   covered   spread   options   are  not   presently
exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security  that it owns at a fixed dollar  spread or fixed yield spread in  relationship  to another  security that the Fund does not own, but which is used as a benchmark.  The risk to a Fund in purchasing covered spread  options is the cost of the  premium  paid for the spread  option and any transaction costs. In addition,  there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing  credit quality  spreads,  i.e., the yield spread  between high quality and lower quality  securities.  Such  protection is only provided during the life of the spread option.

     Futures Contracts.  The Funds may enter into futures  contracts,  including interest rate, index, and currency futures and purchase and write (sell) related options.  The  purchase of futures or call  options  thereon can serve as a long hedge,  and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures  contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund's hedging may include purchases of futures as an offset  against the effect of expected  increases in securities  prices or currency  exchange rates and sales of futures as an offset against the effect of expected  declines in securities  prices or currency  exchange rates. A Fund may write put options on futures  contracts  while at the same time  purchasing call options on the same futures  contracts in order to create  synthetically  a long futures  contract  position.  Such options would have the same strike prices and expiration  dates.  A Fund will  engage in this  strategy  only when the  Funds'
adviser  believes  it is more  advantageous  to a Fund  than is  purchasing  the futures contract.

     To the extent required by regulatory authorities, the Funds will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade  approved  by the  CFTC  and are  standardized  as to  maturity  date  and underlying  financial  instrument.  These  transactions  may be entered into for
"bona  fide  hedging"   purposes  as  defined  in  CFTC  regulations  and  other
permissible  purposes including increasing return and hedging against changes in the value of portfolio  securities due to anticipated changes in interest rates, currency values and/or market conditions.

     The Funds will not enter into  futures  contracts  and related  options for other than "bona fide hedging"  purposes for which the aggregate  initial margin and  premiums  required to establish  positions  exceed 5% of a Fund's net asset value after taking into account  unrealized profits and unrealized losses on any such contracts it has entered into.  There is no overall limit on the percentage of a Fund's  assets  that may be at risk with  respect  to  futures  activities.
Although techniques other than sales and purchases of futures contracts could be used to  reduce  a  Fund's  exposure  to  market,  currency,  or  interest  rate fluctuations,  such Fund may be able to hedge its exposure more  effectively and perhaps at a lower cost through using futures contracts.

     A futures  contract  provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures  contract is an agreement  pursuant to which the parties agree  to take or make  delivery  of an  amount  of cash  equal  to a  specified multiplier  times the difference  between the value of the index at the close of the last trading day of the  contract  and the price at which the index  futures contract was originally written.  Transactions costs are incurred when a futures contract is bought or sold and margin  deposits  must be  maintained.  A futures contract may be  satisfied  by delivery or purchase,  as the case may be, of the instrument,  the currency,  or by payment of the change in the cash value of the index.  More  commonly,  futures  contracts  are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index  might be a  function  of the value of  certain  specified securities,  no physical delivery of those securities is made. If the offsetting purchase  price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely,  if the offsetting sale price is more than the original  purchase price, a Fund realizes a gain; if it is less, a
Fund  realizes a loss.  The  transaction  costs must also be  included  in these calculations.  There can be no assurance,  however,  that a Fund will be able to enter  into an  offsetting  transaction  with  respect to a  particular  futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction,  the Fund will  continue  to be  required  to  maintain  the margin deposits on the futures contract.

     No price is paid by a Fund upon entering into a futures contract.  Instead, at the  inception  of a futures  contract,  the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected,  an "initial margin" consisting of cash, U.S.
government securities or other liquid obligations,  in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put  option on a  futures  contract,  in  accordance  with  applicable exchange  rules.  Unlike margin in securities  transactions,  initial  margin on futures contracts does not represent a borrowing, but rather is in the nature of a  performance  bond or  good-faith  deposit  that is  returned to a Fund at the termination  of  the  transaction  if  all  contractual  obligations  have  been satisfied.  Under certain circumstances,  such as periods of high volatility,  a
Fund may be required by an exchange to increase the level of its initial  margin payment,  and initial margin  requirements  might be increased  generally in the future by regulatory action.

     Subsequent  "variation  margin"  payments  are made to and from the futures broker daily as the value of the futures  position  varies,  a process  known as
"marking to market."  Variation  margin does not involve  borrowing,  but rather represents  a daily  settlement  of a Fund's  obligations  to or from a  futures broker.  When a Fund  purchases  an option on a future,  the  premium  paid plus transaction costs is all that is at risk. In contrast,  when a Fund purchases or sells a futures  contract or writes a call or put option thereon,  it is subject to daily  variation  margin  calls  that  could be  substantial  in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements,  it might need to sell securities at a time when such sales are disadvantageous.  Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively,  an  instrument  identical  to the  instrument  held  or  written.
Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered  into (or through a linked  exchange).
Although the Funds intend to enter into futures  transactions  only on exchanges or boards of trade where there appears to be an active  market,  there can be no assurance  that  such  a  market  will  exist  for a  particular  contract  at a particular time.

     Under certain  circumstances,  futures exchanges may establish daily limits on the  amount  that the price of a future or option on a futures  contract  can vary from the previous day's settlement  price;  once that limit is reached,  no trades may be made that day at a price  beyond the limit.  Daily price limits do not limit  potential  losses  because  prices  could move to the daily limit for
several  consecutive  days  with  little  or  no  trading,   thereby  preventing
liquidation of unfavorable positions.

     If a Fund  were  unable  to  liquidate  a  futures  or  option on a futures contract  position  due to the  absence  of a  liquid  secondary  market  or the imposition of price limits, it could incur substantial losses,  because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options,  the Fund would continue to be required to make daily  variation  margin  payments and might be required to maintain the position  being hedged by the future or option or to maintain cash or securities in a segregated account.

     Certain  characteristics of the futures market might increase the risk that movements  in the prices of futures  contracts  or options on futures  contracts might not correlate  perfectly with  movements in the prices of the  investments being  hedged.  For  example,  all  participants  in the  futures and options on futures  contracts markets are subject to daily variation margin calls and might be  compelled  to liquidate  futures or options on futures  contracts  positions whose prices are moving  unfavorably  to avoid being  subject to further  calls.
These  liquidations  could  increase  price  volatility of the  instruments  and distort  the normal  price  relationship  between the futures or options and the investments being hedged.  Also, because initial margin deposit  requirements in the futures markets are less onerous than margin  requirements in the securities markets,  there might be increased  participation  by  speculators in the future markets.  This participation  also might cause temporary price  distortions.  In addition, activities of large traders in both the futures and securities markets involving  arbitrage,  "program  trading" and other investment  strategies might result in temporary price distortions.

     Swap Agreements. The Garmtore Market Neutral Long-Short Fund may enter into interest rate,  securities index,  commodity,  or security and currency exchange rate  swap  agreements  for  any  lawful  purpose  consistent  with  the  Fund's investment  objective,  such as for the  purpose  of  attempting  to  obtain  or preserve a particular  desired return or spread at a lower cost to the Fund than if the it had  invested  directly in an  instrument  that  yielded  that desired return or spread. The Fund also may enter into swaps in order to protect against an  increase  in the price of, or the  currency  exchange  rate  applicable  to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party  contracts  entered into primarily by institutional  investors for periods  ranging from one or more days to several  years.  In a standard  "swap"
transaction,  two parties  agree to exchange  the returns (or  differentials  in rates of return) earned or realized on particular  predetermined  investments or instruments.  The gross returns to be exchanged or "swapped" between the parties are  calculated  with  respect to a "notional  amount,"  i.e.,  the return on or increase  in  value of a  particular  dollar  amount  invested  at a  particular interest rate, in a particular foreign currency,  or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which,  in return for a premium,  one party agrees to make payments to the other to the extent  that  interest  rates  exceed a specified  rate,  or "cap";
interest rate floors under which,  in return for a premium,  one party agrees to make  payments  to the other to the  extent  that  interest  rates  fall below a specified  level,  or "floor";  and interest rate  collars,  under which a party sells a cap and  purchases  a floor,  or vice  versa,  in an  attempt to protect itself  against  interest  rate  movements  exceeding  given  minimum or maximum levels.  "Total  return  swaps" are  contracts in which one party agrees to make payments of the total  return from the  underlying  asset  during the  specified period,  in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

     The  "notional  amount" of the swap  agreement is the agreed upon basis for calculating the obligations  that the parties to a swap agreement have agreed to exchange.  Under most swap agreements  entered into by the Fund, the obligations of the parties  would be exchanged on a "net  basis."  Consequently,  the Fund's obligation  (or rights) under a swap  agreement  will generally be equal only to the net amount to be paid or received under the agreement  based on the relative values of the positions  held by each party to the agreement (the "net amount").
The Fund's  obligation  under a swap  agreement  will be accrued  daily  (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty  will be covered by the maintenance of a segregated  account consisting of cash or liquid assets.

     Whether a Fund's use of swap  agreements  will be  successful in furthering its  investment  objective  will depend,  in part,  on the ability of the Fund's adviser to predict  correctly whether certain types of investments are likely to
produce  greater  returns  than  other  investments.   Swap  agreements  may  be
considered  to be  illiquid.  Moreover,  the Fund  bears the risk of loss of the amount  expected  to be  received  under a swap  agreement  in the  event of the default or  bankruptcy  of a swap  agreement  counterparty.  The swaps market is largely unregulated.

     The Fund will  enter  swap  agreements  only with  counterparties  that the
Fund's  adviser  reasonably  believes are capable of  performing  under the swap agreements. If there is a default by the other party to such a transaction,  the
Fund will have to rely on its  contractual  remedies  (which  may be  limited by bankruptcy,  insolvency or similar laws) pursuant to the  agreements  related to the transaction.

Forward Currency Contracts (Gartmore Market Neutral Long-Short Fund)

     A forward  currency  contract  involves an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed number of days from the date of the contract agreed upon by the parties,  at a price set at the time of the  contract.  These  contracts  are entered  into in the  interbank  market conducted directly between currency traders (usually large commercial banks) and their customers.

     At or before the  maturity  of a forward  currency  contract,  the Fund may either sell a portfolio  security and make delivery of the  currency,  or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract.  If the Fund retains the portfolio security  and engages in an  offsetting  transaction,  the Fund,  at the time of execution  of the  offsetting  transaction,  will  incur a gain or a loss to the extent that movement has occurred in forward currency contract prices.

     The precise matching of forward currency  contract amounts and the value of the securities involved generally will not be possible because the value of such securities,  measured in the  foreign  currency,  will change  after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell  foreign  currencies  in the spot (cash)  market to the extent such foreign currencies  are not covered by forward  currency  contracts.  The  projection of short-term currency market movements is extremely difficult,  and the successful execution of a short-term hedging strategy is highly uncertain.

     Currency Hedging. While the values of forward currency contracts,  currency options,  currency  futures and options on futures may be expected to  correlate with  exchange  rates,  they will not reflect  other factors that may affect the value of the Fund's investments. A currency hedge, for example, should protect a
Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's  investments  denominated in foreign currency will change in response to many factors other than exchange  rates, a currency hedge may not be entirely successful in mitigating changes in the value of the Fund's investments denominated in that currency over time.

     A decline in the  dollar  value of a foreign  currency  in which the Fund's securities are denominated will reduce the dollar value of the securities,  even if their value in the foreign  currency  remains  constant.  The use of currency hedges  does  not  eliminate  fluctuations  in  the  underlying  prices  of  the securities, but it does establish a rate of exchange that can be achieved in the future.  In order to protect against such diminutions in the value of securities it holds,  the Fund may  purchase  put options on the foreign  currency.  If the value of the  currency  does  decline,  the Fund will have the right to sell the currency for a fixed  amount in dollars and thereby will offset,  in whole or in part, the adverse effect on its securities  that otherwise  would have resulted.
Conversely,  if a rise in the dollar value of a currency in which  securities to be acquired are  denominated is projected,  thereby  potentially  increasing the cost of the  securities,  the Fund may purchase  call options on the  particular currency.  The purchase of these options could offset,  at least partially,  the effects of the adverse  movements in exchange  rates.  Although  currency hedges limit the risk of loss due to a decline  in the value of a hedged  currency,  at the same time,  they also limit any potential  gain that might result should the value of the currency increase.

     The Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific  transactions or portfolio positions.  Transaction hedging is the  purchase or sale of forward  currency  with  respect to specific receivables  or payables of the Fund generally  accruing in connection  with the purchase or sale of its portfolio  securities.  Position  hedging is the sale of forward currency with respect to portfolio security positions.  The Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

Securities of Investment Companies

     To the extent  permitted by the 1940 Act, each Fund may generally invest up to 10% of its  total  assets,  calculated  at the  time  of  investment,  in the securities  of other  investment  companies.  No more than 5% of a Fund's  total assets may be invested in the securities of any one  investment  company nor may it  acquire  more  than 3% of the  voting  securities  of any  other  investment company.  Each  Fund  will  indirectly  bear  its  proportionate  share  of  any management fees paid by an investment company in which it invests in addition to the  advisory  fee paid by the Fund.  Some of the  countries in which a Fund may invest may not permit direct  investment by outside  investors.  Investments  in such  countries may only be permitted  through  foreign  government-approved  or government-authorized  investment  vehicles,  which may include other investment companies.

     SPDRs and other Exchange  Traded Funds.  Each Fund may invest in Standard &
Poor's  Depositary  Receipts  ("SPDRs") and in shares of other  exchange  traded funds  (collectively,  "ETFs").  SPDRs are interests in unit investment  trusts.
Such  investment   trusts  invest  in  a  securities   portfolio  that  includes
substantially  all of the common stocks (in  substantially  the same weights) as the common stocks included in a particular  Standard & Poor's ("S&P") Index such as the S&P 500 Index.  SPDRs are traded on the American Stock Exchange,  but may not be  redeemed.  The  results of SPDRs will not match the  performance  of the designated S&P Index due to reductions in the SPDRs' performance attributable to transaction  and other  expenses,  including  fees  paid by the SPDR to  service providers. SPDRs distribute dividends on a quarterly basis.

     ETF's,  including  SPDRs,  are  not  actively  managed.  Rather,  an  ETF's objective  is  to  track  the  performance  of  a  specified  index.  Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result,  you can expect greater risk of loss
(and a  correspondingly  greater  prospect of gain) from changes in the value of the securities that are heavily  weighted in the index than would be the case if the ETF was not fully  invested in such  securities.  Because of this,  an ETF's price can be volatile, and a Fund may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in such ETF.

Temporary Investments

     Generally each of the Funds will be fully  invested in accordance  with its investment  objective  and  strategies.  However,  pending  investment  of  cash balances or for other cash management purposes,  or if a Fund's adviser believes that business,  economic, political or financial conditions warrant, a Fund, may invest without limit in cash or money market cash  equivalents,  including:  (1)
short-term U.S.  government  securities;  (2) certificates of deposit,  bankers'
acceptances,  and  interest-bearing  savings  deposits of commercial  banks; (3)
prime quality  commercial paper; (4) repurchase  agreements  covering any of the securities in which the Fund may invest directly;  and (5) subject to the limits of the 1940 Act, shares of other investment  companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

Portfolio Turnover

     The  portfolio  turnover  rate for the Funds is  calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less.  High  portfolio  turnover  rates will  generally  result in  higher  brokerage  expenses,  and may  increase  the volatility  of the  Funds.  As of the date of this SAI,  the Funds  have not yet commenced operation and thus no portfolio turnover rate information is provided.

                             INVESTMENT RESTRICTIONS

     The following are  fundamental  investment  restrictions of each Fund which cannot be changed without the vote of the majority of the outstanding  shares of the Fund for  which a  change  is  proposed.  The  vote of the  majority  of the outstanding  securities  means  the  vote  of (1)  67%  or  more  of the  voting securities  present  at such  meeting,  if the  holders  of more than 50% of the outstanding  voting  securities  are  present or  represented  by proxy or (2) a majority of the outstanding securities, whichever is less.

     Each of the Funds:

          o  May  not  purchase  securities  of  any  one  issuer,   other  than
     obligations  issued or guaranteed by the U.S.  government,  its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the
     Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding  voting  securities of the issuer,  except that 25% or less of the Fund's total assets may be invested  without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills,  notes, or other obligations  issued or guaranteed by the U.S. government, its agencies or instrumentalities.

          o May not borrow  money or issue senior  securities,  except that each
     Fund may enter into reverse repurchase  agreements and may otherwise borrow money and issue  senior  securities  as and to the extent  permitted by the
     1940 Act or any rule, order or interpretation thereunder.

          o May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

          o May not  purchase  or sell  commodities  or  commodities  contracts, except to the extent  disclosed  in the  current  Prospectus  or SAI of the
     Fund.

          o May not purchase the  securities of any issuer if, as a result,  25%
     or more  (taken at  current  value) of the  Fund's  total  assets  would be invested in the  securities of issuers,  the principal  activities of which are in the same industry (other than securities issued or guaranteed by the
     U.S. government or any of its agencies or  instrumentalities  or securities
     of  other  investment  companies).   This  limitation  does  not  apply  to
     securities   issued   by  the   U.S.   government   or  its   agencies   or
     instrumentalities.   The  following   industries  are  considered  separate
     industries for purposes of this investment restriction:  electric,  natural gas distribution,  natural gas pipeline, combined electric and natural gas, and telephone  utilities,  captive borrowing  conduit,  equipment  finance, premium finance, leasing finance, consumer finance and other finance.

          o May not lend any  security or make any other loan,  except that each
     Fund may in accordance with its investment  objective and policies (i) lend portfolio securities;  (ii) purchase and hold debt securities or other debt
     instruments,   including  but  not  limited  to  loan   participations  and
     subparticipations, assignments, and structured securities; (iii) make loans
     secured  by  mortgages  on  real  property;   (iv)  enter  into  repurchase
     agreements;  and (v) make time deposits  with  financial  institutions  and invest in instruments issued by financial institutions,  and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

          o May not purchase or sell real estate,  except that each Fund may (i)
     acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including  interests  therein),  and (iii) purchase or sell securities  issued by entities or  investment  vehicles that own or deal in real estate (including interests therein).

The following are the non-fundamental  operating policies of the Funds which may be changed by the Board of Trustees of the Trust without shareholder approval:

     Each Fund may not:

          o purchase securities on margin,  except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions;  and
     provided  that  margin  deposits  in  connection   with  options,   futures
     contracts,  options on futures  contracts,  transactions  in  currencies or other derivative  instruments shall not constitute purchasing securities on margin.

          o purchase or otherwise  acquire any  security  if, as a result,  more than  15% of its net  assets  would  be  invested  in  securities  that are illiquid.

          o purchase  securities  of other  investment  companies  except (a) in connection with a merger,  consolidation,  acquisition,  reorganization  or offer of  exchange,  or (b) to the extent  permitted by the 1940 Act or any rules or regulations thereunder or pursuant to any exemptions therefrom.

     The Gartmore Small Cap Core Fund may not:

          o sell  securities  short  unless  the Fund  owns or has the  right to obtain  securities  equivalent  in kind and amount to the  securities  sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts,  options, futures contracts, options on futures contracts,  or other  derivative  instruments  are not deemed to constitute selling securities short.

          o pledge,  mortgage  or  hypothecate  any assets  owned by the Fund in excess of 33 1/3% of the Fund's total assets at the time of such  pledging, mortgaging or hypothecating.

     If any percentage  restriction or requirement  described above is satisfied at the time of  investment,  a later  increase or  decrease  in such  percentage resulting  from a  change  in NAV  will  not  constitute  a  violation  of  such restriction or  requirement.  However,  should a change in NAV or other external events cause a Fund's investments in illiquid  securities  including  repurchase agreements  with  maturities  in excess of seven  days,  to exceed the limit set forth above for such Fund's investment in illiquid  securities,  a Fund will act to cause the aggregate  amount such securities to come within such limit as soon as  reasonably  practicable.  In such  event,  however,  such Fund  would not be required to liquidate any portfolio  securities where a Fund would suffer a loss on the sale of such securities.

     In  addition  to the  investment  restrictions  above,  each  Fund  must be diversified  according to Internal Revenue Code requirements.  Specifically,  at each tax quarter end, each Fund's  holdings must be  diversified  so that (a) at least 50% of the market value of its total assets is represented  by cash,  cash items (including receivables),  U.S. government securities,  securities of other
U.S. regulated investment  companies,  and other securities,  limited so that no one issuer has a value  greater  than 5% of the value of the Fund's total assets and that the Fund holds no more than 10% of the outstanding voting securities of such  issuer,  and (b) not more  than 25% of the value of the  Fund's  assets is invested in the  securities  (other than those of the U.S.  government  or other
U.S. regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same,  similar,  or related trades or businesses.

     The  investment  objectives  of the  Fund  are not  fundamental  and may be changed by the Board of Trustees without shareholder approval.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The Board of  Trustees  of the Trust has adopted  policies  and  procedures regarding  the  disclosure  of  portfolio  holdings  information  to protect the interests of Fund  shareholders and to address  potential  conflicts of interest that could arise between the interests of Fund shareholders and the interests of the Funds' investment advisers,  principal  underwriter or affiliated persons of the Funds'  investment  advisers or principal  underwriter.  The Trust's overall policy with  respect to the  release of  portfolio  holdings is to release  such information  consistent with  applicable  legal  requirements  and the fiduciary duties owed to shareholders.  Subject to the limited exceptions described below, the Trust will not make available to anyone non-public  information with respect to its portfolio holdings,  until such time as the information is made available to all shareholders or the general public.

     The  policies  and  procedures  are  applicable  to the  Funds'  respective investment  advisers  to the Funds.  Pursuant to the  policy,  the Funds,  their investment advisers and their agents are obligated to:

     o    Act  in  the  best  interests  of  Fund   shareholders  by  protecting
          non-public and potentially material portfolio holdings information;
     o    Ensure  that  portfolio  holdings  information  is not  provided  to a favored group of clients or potential clients; and
     o    Adopt  such  safeguards  and  controls  around  the  release of client information  so that  no  client  or  group  of  clients  is  unfairly disadvantaged as a result of such release.

     Portfolio  holdings  information  that is not  publicly  available  will be released  selectively  only pursuant to the exceptions  described below. In most cases, where an exception applies, the release of portfolio holdings is strictly prohibited  until the  information  is at least 15 days old.  Nevertheless,  the
Chief  Investment  Officer,  the  Chief  Administrative  Officer  or their  duly authorized delegate may authorize,  where circumstances  dictate, the release of more current portfolio  holdings  information.  The Funds currently post the top ten  portfolio  holdings for each Fund on the Trust's  public  Internet  site at
www.gartmorefunds.com.  The top ten portfolio holdings are updated quarterly and are  available  fifteen  days after the end of each  quarter end. The Funds also disclose  their complete  portfolio  holdings  information  quarterly to the SEC using Form N-Q within 60 days of the end of the first and third  quarter ends of the Funds'  fiscal year and on Form N-CSR on the second and fourth  quarter ends of  the  Funds'  fiscal  year.  Form  N-Q  is  not  required  to  be  mailed  to
shareholders,   but  is  made  public  through  the  SEC   electronic   filings.
Shareholders receive either complete portfolio holdings information or summaries of Fund portfolio holdings with their annual and semi-annual reports.

     Exceptions to the portfolio  holdings  release policy  described  above can only be authorized by the Chief  Investment  Officer,  the Chief  Administrative
Officer or their duly authorized delegate and will be made only when:

     o    A Fund has a  legitimate  business  purpose  for  releasing  portfolio holdings  information in advance of release to all shareholders or the general public;
     o    The recipient of the information  provides written assurances that the non-public portfolio holdings information will remain confidential and that persons with access to the  information  will be prohibited  from trading based on the information; and
     o    The  release  of such  information  would not  otherwise  violate  the antifraud  provisions  of the  federal  securities  laws or the Funds'
          fiduciary duties.

     Under this policy,  the receipt of  compensation  by a Fund,  an investment
adviser,  a  subadviser,   or  an  affiliate  as  consideration  for  disclosing
non-public  portfolio  holdings  information  will not be  deemed  a  legitimate business purpose.

     Eligible  third  parties  to whom  portfolio  holdings  information  may be released in advance of general release include the following:

     o    Data consolidators (including ratings agencies);
     o    Fund rating/ranking services and other data providers; and
     o    Service providers to the Funds.

If portfolio holdings  information is disclosed to third parties in violation of any provision of this policy, the information will be immediately filed with the
SEC, or by another method or combination of methods that is reasonably  designed to effect broad, non-exclusionary distribution of the information to the public.

     The Funds' investment  advisers conduct periodic reviews of compliance with the policy and the Trust's Chief Compliance  Officer provides  annually a report to the Board of Trustees  regarding the operation of the policy and any material changes  recommended  as a  result  of such  review.  The  investment  advisers'
compliance  staff will also  annually  submit to the Board a list of  exceptions granted to the policy,  including  an  explanation  of the  legitimate  business purpose of the Fund that was served as a result of the exception.

                       TRUSTEES AND OFFICERS OF THE TRUST

MANAGEMENT INFORMATION

TRUSTEES  WHO ARE NOT  INTERESTED  PERSONS  (AS  DEFINED IN THE 1940 ACT) OF THE
TRUST

               POSITION(S)                       NUMBER OF
               HELD WITH                         PORTFOLIOS
NAME,          THE TRUST    PRINCIPAL            IN FUND       OTHER
ADDRESS,       AND LENGTH   OCCUPATION(S)        COMPLEX       DIRECTORSHIPS
AND YEAR OF    OF TIME      DURING PAST FIVE     OVERSEEN BY   HELD
BIRTH          SERVED (1)   YEARS                TRUSTEE       BY TRUSTEE (2)

Charles E.     Trustee      Mr. Allen is             [98]        None
Allen          since July   Chairman, Chief
               2000         Executive
c/o Gartmore                Officer and
Global                      President of
Investments,                Graimark Realty
Inc. 1200                   Advisors, Inc.
River Road,                 (real estate
Suite 1000,                 development,
Conshohocken,               investment and
PA 19428                    asset
                            management).
1948

Paula H.J.     Trustee      Ms.                      [98]        Director of
Cholmondeley   since July   Cholmondeley is                      Dentsply
               2000         an independent                       International,
c/o Gartmore                strategy                             Inc., Ultralife
Global                      consultant.                          Batteries, Inc.,
Investments,                Ms.                                  Terex
Inc. 1200                   Cholmondeley                         Corporation,
River Road,                 was Vice                             Minerals
Suite 1000,                 President and                        Technology, Inc.
Conshohocken,               General Manager                      and Albany
PA 19428                    of Sappi Fine                        International
                            Paper North                          Corp.
1947                        America.

C. Brent       Trustee      Dr. DeVore is            [98]        None
DeVore (3)     since 1990   President of
                            Otterbein
c/o Gartmore                College.
Global
Investments,
Inc. 1200
River Road,
Suite 1000,
Conshohocken,
PA 19428

1940

Phyllis Kay    Trustee      Beginning in             [98]        None
Dryden         since        February 2006
               December     Ms. Dryden is
c/o Gartmore   2004         employed by
Global                      Mitchell
Investments,                Madison, a
Inc. 1200                   management
River Road,                 consulting
Suite 1000,                 company.  Ms.
Conshohocken,               Dryden was a
PA 19428                    former Managing
                            Partner of
1947                        MARCH FIRST, a
                            global
                            management
                            consulting firm
                            prior to
                            February 2002.

Barbara L.     Trustee      Retired.                 [98]        None
Hennigar       since July
               2000
c/o Gartmore
Global
Investments,
Inc. 1200
River Road,
Suite 1000,
Conshohocken,
PA 19428

1935

Barbara I.     Trustee      Ms. Jacobs has           [98]        None
Jacobs         since        served as
               December     Chairman of the
c/o Gartmore   2004         Board of
Global                      Directors of
Investments,                KICAP Network
Inc. 1200                   Fund, a
River Road,                 European
Suite 1000,                 (United
Conshohocken,               Kingdom) hedge
PA 19428                    fund, since
                            December 2000.
1950                        Prior to 2004,
                            Ms. Jacobs was
                            also a Managing
                            Director and
                            European
                            Portfolio
                            Manager with
                            Teachers
                            Insurance and
                            Annuity
                            Association--
                            College
                            Retirement
                            Equity Fund.

Douglas F.     Trustee      Mr. Kridler has          [98]        None
Kridler        since        served as the
               September    President and
c/o Gartmore   1997         Chief Executive
Global                      Officer of the
Investments,                Columbus
Inc. 1200                   Foundation (a
River Road,                 Columbus,
Suite 1000,                 OH-based
Conshohocken,               foundation
PA 19428                    which manages
                            over 1,300
1955                        individual
                            endowment
                            funds) since
                            February 2002.
                            Prior to
                            January 31,
                            2002, Mr.
                            Kridler was the
                            President of
                            the Columbus
                            Association for
                            the Performing
                            Arts and
                            Chairman of the
                            Greater
                            Columbus
                            Convention and
                            Visitors Bureau.

Michael D.     Trustee      Retired. Mr.             [98]        None
McCarthy       since        McCarthy was
               December     Chairman  of
c/o Gartmore   2004         VMAC (commodity
Global                      swaps) from
Investments,                October 2002
Inc. 1200                   until June
River Road,                 2005; and  a
Suite 1000,                 partner of
Conshohocken,               Pineville
PA 19428                    Properties LLC
                            (a commercial
1947                        real estate
                            development
                            firm).

David C.       Trustee      Retired.                 [98]        None
Wetmore        since 1995
               and
c/o Gartmore   Chairman
Global         since
Investments,   February
Inc. 1200      2005
River Road,
Suite 1000,
Conshohocken,
PA 19428

1948

(1)  Length of time served includes time served with the Trust's predecessors.

(2)  Directorships held in (1) any other investment  companies  registered under the  1940  Act,  (2) any  company  with a class  of  securities  registered pursuant to Section 12 of the  Securities  Exchange Act of 1934, as amended
     (the  "Exchange  Act") or (3) any company  subject to the  requirements  of
     Section 15(d) of the Exchange Act.

(3)  Mr. DeVore has served as President of Otterbein  College  since 1984.  Mark
     Thresher,  President and Chief  Operating  Officer of Nationwide  Financial
     Services,  Inc.  ("NFS") has served as a member of the Board of Trustees of
     Otterbein  College  since  2000,  currently  serving  as  one  of 30 of its trustees,  and is currently one of two Vice  Chairmen of the Board.  NFS is under common control with each of the Gartmore  companies that serves as an investment  adviser or  principal  underwriter  to the Trust,  as each is a majority-owned subsidiary of Nationwide Corporation ("NC") and, through NC, of Nationwide  Mutual Insurance  Company (95.2%) and Nationwide Mutual Fire
     Insurance Company (4.8%).

TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) AND OFFICERS OF
THE TRUST

               POSITION(S)                         NUMBER OF
               HELD WITH                           PORTFOLIOS
NAME,          THE TRUST    PRINCIPAL              IN FUND       OTHER
ADDRESS,       AND LENGTH   OCCUPATION(S)          COMPLEX       DIRECTORSHIPS
AND YEAR OF    OF TIME      DURING PAST FIVE       OVERSEEN BY   HELD
BIRTH          SERVED (1)   YEARS                  TRUSTEE       BY TRUSTEE (2)

Paul J.        Trustee      Mr. Hondros has been       [98](3)     None
Hondros        since        President and Chief
               July         Executive Officer
Gartmore       2000         of various Gartmore
Global                      entities, including
Investments,                Gartmore Distribution
Inc. 1200                   Services, Inc.
River Road,                 ("GDSI"),(3) Gartmore
Suite 1000,                 Investor Services,
Conshohocken,               Inc. ("GISI"),(3)
PA 19428                    Gartmore Morley
                            Capital Management,
1948                        Inc. ("GMCM"),(3)
                            Gartmore Morley
                            Financial Services,
                            Inc.("GMFS"),(3)
                            NorthPointe Capital,
                            LLC ("NorthPointe"),
                            (3) Gartmore Global
                            Asset Management
                            Trust ("GGAMT")(3),
                            Gartmore Global
                            Investments, Inc.
                            ("GGI")(3), Gartmore
                            Mutual Fund Capital
                            Trust ("GMFCT")(3)
                            and Gartmore SA
                            Capital Trust ("GSA")
                            (3); and a Director
                            of Nationwide
                            Securities, Inc.(3),
                            as well as several
                            entities
                            within Nationwide
                            Financial Services,
                            Inc.

Arden L.       Trustee      Retired; Mr.               [98]        Director of
Shisler        since        Shisler is the                         Nationwide
               February     former President                       Financial
c/o Gartmore   2000         and Chief Executive                    Services,
Global                      Officer of KeB                         Inc. (1)
Investments,                Transport, Inc., a
Inc. 1200                   trucking firm (2000
River Road,                 through 2002).  He
Suite 1000,                 served as a
Conshohocken,               consultant to KeB
PA 19428                    from January 2003
                            through December
1941                        2004. Since 1992,
                            Mr. Shisler has also
                            been Chairman of the
                            Board for
                            Nationwide Mutual
                            Insurance
                            Company(3).

Gerald J.      Treasurer    Mr. Holland is             [98]        None
Holland        since        Senior Vice
               March        President -
Gartmore       2001         Operations for
Global                      GGI(3), GMFCT(3)
Investments,                and GSA(3).
Inc. 1200
River Road,
Suite 1000,
Conshohocken,
PA 19428

1951

Michael A.     Chief        Since November             [98]        None
Krulikowski    Compliance   1999, Mr.
               Officer      Krulikowski has
               since        served as a Vice
               June         President and Chief
               2004         Compliance Officer
                            of GGI.  Since
                            June 2004, Mr.
                            Krulikowski has
                            also served as
                            Chief Compliance
                            Officer of the
                            Trust.

Eric E.        Secretary    Mr. Miller is              [98]        None
Miller         since        Senior Vice
               December     President, Chief
Gartmore       2002         Counsel for GGI(3),
Global                      GMFTC(3), and GSA(3)
Investments,                since August 2002.
Inc. 1200                   From August 2000 to
River Road,                 August 2002, Mr.
Suite 1000,                 Miller was a Partner
Conshohocken,               with Stradley Ronon
PA 19428                    Stevens & Young, LLP.

1953

(1)  Length of time served includes time served with the Trust's predecessors.

(2)  Directorships held in (1) any other investment company registered under the
     1940 Act, (2) any company with a class of securities registered pursuant to
     Section  12 of  the  Exchange  Act  or  (3)  any  company  subject  to  the requirements of Section 15(d) of the Exchange Act.

(3)  This position is held with an affiliated person or principal underwriter of the Trust.

RESPONSIBILITIES OF THE BOARD OF TRUSTEES

     The  business and affairs of the Trust are managed  under the  direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the  operation  of the Trust,  and  directs  the  officers  to perform the daily functions of the Trust.

BOARD OF TRUSTEE COMMITTEES

     The Board of Trustees has four standing  committees:  Audit,  Valuation and
Operations, Nominating and Fund Governance and Performance Committees.

     The  purposes  of the Audit  Committee  are to:  (a)  oversee  the  Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate,  the internal controls of certain of its service providers;
(b) oversee the quality and objectivity of the Trust's financial  statements and the  independent  audit thereof;  (c) ascertain the  independence of the Trust's independent  auditors;  (d) act as a liaison  between  the  Trust's  independent auditors  and  the  Board;  and  (e)  approve  the  engagement  of  the  Trust's independent  auditors to (i) render audit and  non-audit  services for the Trust and (ii) render non-audit  services for the Trust's  investment  advisers (other than a subadviser whose role is primarily  portfolio  management and is overseen by another  investment  adviser) and certain other entities under common control with one of the Trust's  investment  advisers if the  engagement  relates to the
Trust's operations and financial reporting; (f) meet and consider the reports of the Trust's independent  auditors;  and (g) oversee the Trust's written policies and  procedures  adopted  under  Rule  38a-1  of the 1940  Act and  oversee  the appointment and performance of the Trust's designated Chief Compliance  Officer.
The  function  of  the  Audit   Committee  is  oversight;   it  is  management's
responsibility  to maintain  appropriate  systems for  accounting  and  internal control,  and the independent  auditors'  responsibility to plan and carry out a proper audit. The independent  auditors are ultimately  accountable to the Board and the Audit Committee, as representatives of the Trust's shareholders. Each of the members have a working knowledge of basic finance and accounting matters and are not  interested  persons  of the Trust,  as  defined  in the 1940 Act.  This
Committee  met six times during the past fiscal year and  currently  consists of the following Trustees: Mr. Allen, Ms. Cholmondeley  (Chairman),  Ms. Jacobs and
Mr. Wetmore.

     The purposes of the Valuation and  Operations  Committee are to (a) oversee the implementation and operation of the Trust's Valuation Procedures, applicable to all of the Trust's portfolio  securities;  (b) oversee the implementation and operation of the Trust's Rule 2a-7  Procedures,  applicable to the Trust's money market fund series; (c) overseeing the principal underwriter with respect to the distribution  of the Trust's  shares,  including  oversight of the Trust's 12b-1 plans  and  administrative  services  plans;  and  (d)  overseeing  the  Trust's portfolio brokerage  practices.  The Valuation and Operations Committee met five times  during the past  fiscal  year and  currently  consists  of the  following
Trustees: Mr. DeVore, Ms. Dryden, Ms. Hennigar, Mr. Kridler (Chairman),  and Mr.
McCarthy.

     The Nominating and Fund Governance  Committee has the following  powers and responsibilities:  (1) selection  and  nomination of all persons for election or appointment  as Trustees of the Trust  (provided  that nominees for  independent
Trustee are  recommended  for  selection  and  approval by all of the  incumbent independent  Trustees  then serving on the Board);  (2)  periodic  review of the composition  of the Board to  determine  whether  it may be  appropriate  to add individuals  with specific  backgrounds,  diversity or skill sets;  (3) periodic review of Board  governance  procedures  (including  the Board's  effectiveness,
Trustee retirement, Trustee investment in the Funds and the process by which the
Trust's  principal  service  providers are  evaluated);  (4) review of completed
Trustee  and  Officer   Questionnaires   and  adjust  composition  of  Board  by
recommending the removal, replacement, or retirement of an incumbent Trustee and may  recommend the selection and  nomination of an  appropriate  candidate;  (5)
oversee the implementation of the Board's policies regarding  evaluations of the
Board and Trustee peer evaluations;  (6) review and make  recommendations to the
Board  regarding  the Proxy Voting  Guidelines,  Policies and  Procedures of all
Trust advisers and subadvisers;  (7) periodic review of Trustee compensation and recommend appropriate changes to the Independent  Trustees;  (8) review and make recommendations  to the Board regarding the Code of Ethics of the Trust and that of all Trust  advisers,  subadvisers,  and principal  underwriters  and annually review changes to, violations of, and  certifications  with respect to such Code of Ethics;  (9) oversee  implementation  of the  Trust's  Policy  Regarding  the
Service  by  Trustees  on the  Boards  of  Directors  of  Public  Companies  and
Unaffiliated Fund Companies;  (10) annual review and make recommendations to the
Board regarding the Board's  Statements of Policies  Regarding the Enhanced Fund
Governance  and  Oversight  By, the  Enhanced  Independence  of, & the  Enhanced
Effectiveness  of the Board of Trustees;  and (11) monitoring of the performance of legal counsel  employed by the independent  Trustees,  supervision of counsel for the independent  Trustees and monitoring of the performance of legal counsel to the Trust, in consultation  with the Trust's  management.  The Nominating and
Fund Governance  Committee reports to the full Board with recommendations of any appropriate changes to the Board. This Committee met seven times during the past fiscal  year and  currently  consists  of the  following  Trustees:  Mr.  DeVore
(Chairman), Ms. Cholmondeley,  Ms. Dryden, Mr. Kridler, and Mr. Wetmore, each of whom is not an interested person of the Trust, as defined in the 1940 Act.

     The  Nominating  and  Fund  Governance  Committee  has  adopted  procedures regarding its review of  recommendations  for trustee nominees,  including those recommendations  presented  by  shareholders.  When  considering  whether to add additional  or  substitute  Trustees to the Board of Trustees of the Trust,  the
Trustees shall take into account any proposals for candidates  that are properly submitted to the Trust's Secretary.  Shareholders wishing to present one or more candidates  for  Trustee  for  consideration  may do so by  submitting  a signed written  request to the Trust's  Secretary at Attn:  Secretary,  Gartmore Mutual
Funds,  1200 River Road, Suite 1000,  Conshohocken,  Pennsylvania  19428,  which includes the following information:  (i) name and address of shareholder and, if applicable,  name of broker or record holder; (ii) number of shares owned; (iii)
name  of  Fund(s)  in  which  shares  are  owned;   (iv)  whether  the  proposed
candidate(s)  consent to being  identified  in any proxy  statement  utilized in
connection  with  the  election  of  Trustees;   (v)  the  name  and  background
information  of the  proposed  candidates  and  (vi) a  representation  that the candidate or  candidates  are willing to provide  additional  information  about themselves, including assurances as to their independence.

     The functions of the Performance  Committee are: (1) in  consultation  with management of the Trust,  to review the kind,  scope and format of, and the time periods covered by, the investment performance data and related reports provided to the Board  and,  if the  Committee  determines  that  changes to such data or reports would be  appropriate  and  practicable,  the  Committee  will work with management of the Trust to implement any such changes;  (2) in consultation with management of the Trust,  to review the  investment  performance  benchmarks and peer groups used in reports  delivered to the Board for comparison of investment performance of the Funds and, if the Committee  determines  that changes to such benchmarks or peer groups would be  appropriate,  the  Committee  will work with management to implement any such change;  (3) in consultation with management of the Trust, to review such other matters that affect  performance,  including for example, fee structures,  expense ratios, as the Committee deems to be necessary and appropriate  and work with management to implement any recommended  changes;
(4) to review and monitor  the  performance  of the  Trust's  funds and the fund family,  as a whole,  in the manner and to the extent  directed  by the Board of
Trustees,  recognizing  that the ultimate  oversight of fund  performance  shall remain with the full Board of Trustees;  (5) to review and monitor the structure of, and the method used to determine, the compensation of each portfolio manager of the Trust's  funds with  respect to  management  of the Trust's  fund and any other account  managed by the portfolio  manager;  and (6) to review and monitor material  conflicts  of  interest  that may  arise  from a  portfolio  manager's management of multiple  accounts.  This Committee met four times during the past fiscal year and  currently  consists of the  following  Trustees:  Ms.  Hennigar
(Chairperson), Mr. Allen, Ms. Jacobs, Mr. McCarthy, and Mr. Shisler.

OWNERSHIP OF SHARES OF GARTMORE MUTUAL FUNDS AS OF DECEMBER 31, 2005

                                                      AGGREGATE DOLLAR RANGE OF
                                                      EQUITY SECURITIES AND/OR
                                                      SHARES IN ALL REGISTERED
                                 DOLLAR RANGE OF        INVESTMENT COMPANIES
                                EQUITY SECURITIES      OVERSEEN BY TRUSTEE IN
                                AND/OR SHARES IN        FAMILY OF INVESTMENT
      NAME OF TRUSTEE               EACH FUND                 COMPANIES

Charles E. Allen                      None                 $10,001-$50,000
Paula H.J.  Cholmondeley              None                 $10,001-$50,000
C. Brent DeVore                       None                  Over $100,000
Phyllis Kay Dryden                    None                 $10,001-$50,000
Barbara L. Hennigar                   None                 $10,001-$50,000
Barbara I. Jacobs                     None                 $10,001-$50,000
Douglas F. Kridler                    None                 $10,001-$50,000
Michael D. McCarthy                   None                      None
David C. Wetmore                      None                  Over $100,000
Paul J. Hondros                       None                  Over $100,000
Arden L. Shisler                      None                  Over $100,000

OWNERSHIP   IN   THE   TRUST'S   INVESTMENT   ADVISERS(1),   SUBADVISERS(2)   OR
DISTRIBUTOR(3) AS OF DECEMBER 31, 2005

TRUSTEES  WHO ARE NOT  INTERESTED  PERSONS  (AS  DEFINED IN THE 1940 ACT) OF THE
FUNDS

                      NAME OF OWNERS
                            AND
                     RELATIONSHIPS TO   NAME OF   TITLE OF CLASS   VALUE OF    PERCENT OF
  NAME OF TRUSTEE         TRUSTEE       COMPANY    OF SECURITY    SECURITIES      CLASS

Charles E. Allen            N/A           N/A          N/A           None          N/A
Paula H.J.                  N/A           N/A          N/A           None          N/A
Cholmondeley
C. Brent DeVore             N/A           N/A          N/A           None          N/A
Phyllis Kay Dryden          N/A           N/A          N/A           None          N/A
Barbara L. Hennigar         N/A           N/A          N/A           None          N/A
Barbara I. Jacobs           N/A           N/A          N/A           None          N/A
Douglas F. Kridler          N/A           N/A          N/A           None          N/A
Michael D. McCarthy         N/A           N/A          N/A           None          N/A
David C. Wetmore            N/A           N/A          N/A           None          N/A

1    Investment  advisers for all of the Trust's funds include  Gartmore  Mutual
     Fund Capital Trust, Gartmore Global Asset Management Trust, Gartmore Morley
     Capital Management, Inc.

2    Subadvisers  for  other  funds  not in this  SAI  include  Gartmore  Global
     Partners and NorthPointe Capital, LLC.

3    Gartmore  Distribution  Services,  Inc.,  or any  company,  other  than  an investment company, that controls the Fund's adviser or distributor.

COMPENSATION OF TRUSTEES

     The Trustees receive fees and reimbursement for expenses of attending board meetings  from the Trust.  Gartmore  Mutual Fund Capital  Trust,  the adviser to various  series of the Trust based upon a pro rata share for the funds for which it acts as investment adviser, reimburse the Trust for fees and expenses paid to
Trustees  who are  interested  persons of the Trust and who are  employees of an adviser or its  affiliates.  The  Compensation  Table below sets forth the total compensation paid to the Trustees of the Trust,  before  reimbursement,  for the fiscal year ended October 31, 2005. In addition,  the table sets forth the total compensation  to be paid to the  Trustees  from all the  Gartmore  Funds for the fiscal year ended October 31, 2005. Trust officers receive no compensation  from the Trust in their capacity as officers.

     The  Trust  does not  maintain  any  pension  or  retirement  plans for the
Officers or Trustees of the Trust.

                                          PENSION RETIREMENT
                          AGGREGATE       BENEFITS ACCRUED AS   ESTIMATED ANNUAL
                      COMPENSATION FROM      PART OF TRUST       BENEFITS UPON     TOTAL COMPENSATION
   NAME OF TRUSTEE        THE TRUST            EXPENSES            RETIREMENT      FOR THE COMPLEX(1)

Charles E. Allen         $ 49,750                $ 0                 $ 0               $ 100,500
Paula H.J.                 58,333                  0                   0                 117,667
Cholmondeley
C. Brent DeVore            50,500                  0                   0                 101,000
Phyllis Kay Dryden         35,250                  0                   0                  70,500
Barbara L. Hennigar        51,500                  0                   0                 103,000
Paul J. Hondros(2)           NA                    NA                  NA                  NA

Barbara L. Jacobs          36,000                  0                   0                  73,000
Douglas F. Kridler         50,250                  0                   0                 101,250
Michael D. McCarthy        33,500                  0                   0                  67,750
Arden L. Shisler           40,750                  0                   0                  81,875
David Wetmore              66,125                  0                   0                 133,250

     1 On October 31, 2005, the Fund Complex included two trusts comprised of 84 investment company funds or series.

     2 Does not receive  compensation  from the Trust for meeting  attendance or serving as a Trustee.

CODE OF ETHICS

     Federal  law  requires  the  Trust,   each  of  its  investment   advisers,
subadvisers, and principal underwriter to adopt codes of ethics which govern the personal  securities  transactions of their respective  personnel.  Accordingly, each such entity has adopted a code of ethics pursuant to which their respective
personnel  may  invest  securities  for  their  personal   accounts   (including
securities that may be purchased or held by the Trust).

INVESTMENT ADVISORY AND OTHER SERVICES

TRUST EXPENSES

     The Trust pays the  compensation  of the Trustees who are not  employees of
Gartmore Global Investments,  Inc. ("GGI"), or its affiliates, and all expenses, including  governmental fees,  interest charges,  taxes,  membership dues in the
Investment Company Institute  allocable to the Trust;  investment  advisory fees and any Rule 12b-1 fees;  fees under the Trust's Fund  Administration  Agreement which includes the expenses of calculating the Funds' net asset values; fees and expenses of independent  certified public  accountants,  legal counsel,  and any transfer agent, registrar,  and dividend disbursing agent of the Trust; expenses of  preparing,  printing,  and mailing  shareholders'  reports,  notices,  proxy statements,  and  reports to  governmental  offices  and  commissions;  expenses connected with the execution,  recording,  and settlement of portfolio  security transactions;  insurance  premiums;  fees and expenses of the  custodian for all services to the Trust;  expenses of calculating the net asset value of shares of the Trust;  expenses of  shareholders'  meetings;  and expenses  relating to the issuance,  registration,  and  qualification  of shares of the  Trust.  Gartmore
Mutual Fund Capital Trust ("GMF" or "Adviser") may, from time to time,  agree to voluntarily or  contractually  waive  advisory fees, and if necessary  reimburse expenses,  in order to limit total  operating  expenses for certain Funds and/or classes,  as described  below.  These expense  limitations  apply to the classes described;  if a  particular  class  is  not  referenced,  there  is no  expense limitation for that class.

INVESTMENT ADVISERS

     Under an  Investment  Advisory  Agreement  with the Trust,  GMF manages the
Funds  in  accordance  with  the  policies  and  procedures  established  by the
Trustees.  GMF  manages  the day-to day  investments  of the Fund.  GMF pays the compensation  of the  officers of the Trust  employed by GMF and pays a pro rata portion of the compensation and expenses of the Trustees who are employed by GGI and its  affiliates.  GMF also  furnishes,  at its own  expense,  all  necessary administrative  services,  office space,  equipment,  and clerical personnel for servicing the investments of the Trust and  maintaining its investment  advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio  transactions of the Trust.  In addition,  GMF pays, out of its legitimate profits, broker-dealers,  trust companies, transfer agents and other financial  institutions in exchange for their selling of shares of the
Trust's series or for recordkeeping or other shareholder related services.

     The  Investment  Advisory  Agreement also  specifically  provides that GMF, including its directors,  officers,  and employees,  shall not be liable for any error of judgment, or mistake of law, any loss arising out of any investment, or any act or omission in the  execution and  management  of the Trust,  except for willful  misfeasance,  bad faith, or gross  negligence in the performance of its duties,  or by reason of reckless  disregard of its obligations and duties under the  Agreement.  The Agreement  continues in effect for an initial period of two years and thereafter shall continue  automatically for successive annual periods provided such  continuance  is  specifically  approved at least  annually by the
Trustees,  or by vote of a majority of the outstanding  voting securities of the
Trust, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement  terminates automatically  in the event of its  "assignment," as defined under the 1940 Act.
It may be terminated  as to a Fund without  penalty by vote of a majority of the outstanding  voting securities of the Fund, or by either party, on not less than
60 days written  notice.  The  Agreement  further  provides  that GMF may render similar services to others.

     GMF,  located at 1200 River Road,  Suite 1000,  Conshohocken,  Pennsylvania
19428,  is a wholly owned  subsidiary of Gartmore  Global  Investments,  Inc., a holding  company  which is an indirect,  majority-owned  subsidiary  of Gartmore
Global Asset Management Trust ("GGAMT"),  also located at 1200 River Road, Suite
1000, Conshohocken,  Pennsylvania 19428. GGAMT, which is a registered investment adviser,  is a wholly owned  subsidiary  of Nationwide  Corporation.  All of the common stock of Nationwide  Corporation is held by Nationwide  Mutual  Insurance
Company (95.2%) and Nationwide  Mutual Fire Insurance  Company  (4.8%),  each of which is a mutual company owned by its policyholders.

     For services provided under the Investment Advisory Agreement, GMF receives an annual fee paid monthly based on average  daily net assets of the  applicable
Fund according to the following schedule:

                                                               INVESTMENT
FUND                           ASSETS                          ADVISORY FEE

Gartmore Small Cap Core Fund   $0 up to $500 million           0.85%
                               $500 million up to $2 billion   0.75%
                               $2 billion and more             0.70%

Gartmore Market Neutral        All                             1.25%
  Long-Short  Fund

LIMITATION OF FUND EXPENSES

     In the interest of limiting  the  expenses of a Fund,  the Adviser may from time to time waive some or all of its investment advisory fee or reimburse other fees for the Fund.

     In  this  regard,  the  Adviser  has  entered  into an  expense  limitation
agreement  with  the  Trust  on  behalf  of  the  Funds   ("Expense   Limitation
Agreement").  Pursuant to the Expense  Limitation  Agreement,  GMF has agreed to waive or limit its fees and to assume other expenses (except  generally for Rule
12b-1 fees and administrative  services fees and other expenses listed below) to the extent necessary to limit the total annual operating  expenses of each class of the Fund as  described  below.  Please note that the waiver of such fees will cause  the total  return  and  yield of the Fund to be  higher  than they  would otherwise be in the absence of such a waiver.

     The  Adviser may  request  and  receive  reimbursement  from a Fund for the advisory  fees waived or limited and other  expenses  reimbursed  by the Adviser pursuant to the Expense  Limitation  Agreements  at a later date when a Fund has reached a  sufficient  asset  size to permit  reimbursement  to be made  without causing  the total  annual  operating  expense  ratio of the Fund to exceed  the limits set forth below. No  reimbursement  will be made by the Fund unless:  (i)
the Fund's assets exceed $100  million;  (ii) the total annual  expense ratio of the Class  making  such  reimbursement  is less than the limit set forth  below;
(iii) the payment of such  reimbursement is approved by the Board of Trustees on a quarterly  basis;  and (iv) the payment of such  reimbursement is made no more than three years from the fiscal year in which the  corresponding  reimbursement to the  Fund  was  made.  Except  as  provided  for in  the  Expense  Limitation
Agreement,  reimbursement of amounts previously waived or assumed by the Adviser is not permitted.

     Until at least through  February 28, 2008, GMF has agreed  contractually to waive advisory fees and, if necessary, reimburse expenses for each Fund in order to limit total annual fund operating,  excluding any taxes, interest,  brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities,  short-sale dividend expenses,  Rule 12b-1 fees, fees paid pursuant to the  Administrative  Services  Plan,  other  expenditures  which are capitalized in accordance  with  generally  accepted  accounting  principles and other extraordinary expenses for the Funds as follows"

|X|  Gartmore  Small Cap Core Fund to 1.25% for Class A shares,  Class B shares,
     Class C shares,  Class R shares,  Institutional  Service Class shares,  and
     Institutional Class shares.
|X|  Gartmore Market Neutral Long-Short Fund to 1.65% for Class A shares,  Class
     B shares,  Class C  shares,  Class R shares,  Institutional  Service  Class shares, and Institutional Class shares.

INVESTMENT ADVISORY FEES

     The Funds have not  commenced  operations  as of the date of this SAI,  and thus paid no investment advisory fees.

MULTI-MANAGER STRUCTURE

     The Adviser and the Trust have received from the SEC an exemptive order for a multi-manager structure which allows the Adviser to hire, replace or terminate subadvisers  without  the  approval of  shareholders;  the order also allows the
Adviser to revise a subadvisory  agreement without  shareholder  approval.  If a subadviser is hired,  the change will be communicated to shareholders  within 90 days of such  change,  and the change will be  approved by the Trust's  Board of
Trustees, including a majority of the Trustees who are not interested persons of the Trust or the  Adviser.  The order is intended to  facilitate  the  efficient operation of the Funds and afford the Trust increased management flexibility.

     The Adviser provides investment management evaluation services to the Funds principally by performing  initial due diligence on prospective  subadvisers for the Funds and thereafter  monitoring the  performance of the subadviser  through quantitative and qualitative analysis as well as periodic in-person,  telephonic and written  consultations  with the subadviser.  The Adviser has responsibility for communicating performance expectations and evaluations to the Subadviser and
ultimately   recommending   to  the  Trust's  Board  of  Trustees   whether  the
subadviser's  contract should be renewed,  modified or terminated;  however, the
Adviser  does not  expect to  recommend  frequent  changes of  subadvisers.  The
Adviser will regularly  provide written reports to the Trust's Board of Trustees regarding the results of their evaluation and monitoring functions. Although the
Adviser will monitor the performance of the  subadvisers,  there is no certainty that the  subadvisers  or the Funds will obtain  favorable  results at any given time.

PORTFOLIO MANAGERS

     Appendix C contains  the  following  information  regarding  the  portfolio manager  identified  in the  Funds'  Prospectus:  (i) the  dollar  range  of the portfolio  managers'  investments  in  the  Funds;  (ii)  a  description  of the portfolio  managers'  compensation  structure;  and (iii) information  regarding other  accounts  managed by the portfolio  managers and  potential  conflicts of interest that might arise from the management of multiple accounts.

DISTRIBUTOR

     Gartmore  Distribution  Services,  Inc.  ("GDSI") serves as underwriter for each of the Funds in the continuous  distribution  of its shares  pursuant to an
Underwriting  Agreement  dated  as  of  February  28,  2005  (the  "Underwriting
Agreement").  Unless  otherwise  terminated,  the  Underwriting  Agreement  will continue from year to year thereafter for successive  annual periods,  if, as to each Fund,  such  continuance  is approved at least  annually by (i) the Trust's
Board of Trustees or by the vote of a majority of the outstanding shares of that
Fund,  and (ii) the vote of a majority of the  Trustees of the Trust who are not parties to the Underwriting  Agreement or interested  persons (as defined in the
1940  Act) of any  party to the  Underwriting  Agreement,  cast in  person  at a meeting  called for the  purpose of voting on such  approval.  The  Underwriting
Agreement may be terminated  in the event of any  assignment,  as defined in the
1940 Act. Until September 30, 2002, Nationwide  Securities,  Inc. ("NSI") served as the Trust's underwriter. GDSI is a wholly-owned subsidiary of Gartmore Global
Asset  Management,  Inc.  ("GGAMI"),  a  Delaware  holding  company.  GGAMI is a wholly-owned  subsidiary  of Gartmore SA Capital  Trust,  which is an investment adviser and is wholly-owned  by Gartmore Global  Investments,  Inc.  ("GGI"),  a
Delaware holding company. GGI is a majority owned, indirect subsidiary of GGAMT.

     The following  entities or people are  affiliates of the Trust and are also affiliates of GDSI:

     Gartmore Mutual Fund Capital Trust
     Gartmore Global Asset Management Trust
     Gartmore Global Partners*
     Gartmore SA Capital Trust
     Nationwide Life Insurance Company
     Nationwide Life and Annuity Insurance Company
     Nationwide Financial Services, Inc.
     Nationwide Corporation
     Nationwide Mutual Insurance Company
     Paul Hondros
     Gerald Holland
     Eric Miller

     *On May 25, 2006, Nationwide Mutual Insurance Company and Nationwide Mutual
     Fire Insurance Company entered into a definitive agreement to sell Gartmore
     Group Limited and certain of its  subsidiaries,  including  Gartmore Global
     Partners,  to an  unaffiliated  third party.  The sale is expected to close during the third quarter of 2006.

     In its  capacity  as  Distributor,  GDSI  solicits  orders  for the sale of
Shares, advertises and pays the costs of distribution, advertising, office space and the personnel  involved in such  activities.  GDSI receives no  compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the sales  charge and 12b-1  fee,  if any,  imposed  upon sales of the Funds'
shares.

DISTRIBUTION PLAN

     The Trust,  with respect to shares of the Funds, has adopted a Distribution
Plan (the  "Plan")  under Rule 12b-1 of the 1940 Act. The Plan permits the Funds to compensate GDSI, as the Funds' principal underwriter, for expenses associated with  the  distribution  of the  Funds'  Class A,  Class B,  Class C, or Class R
shares,  as applicable.  Although  actual  distribution  expenses may be more or less, the Funds, or the applicable class, as indicated below, pay GDSI an annual fee under the Plan,  regardless  of  expenses,  in annual  amount  that will not exceed the following amounts:

              AMOUNT                                FUND

0.25% of the average daily net assets of   Gartmore Small Cap Core Fund
the Fund's Class A shares (distribution    Gartmore Market Neutral Long-Short Fund
or services fee).

1.00% of the average daily net assets of   Gartmore Small Cap Core Fund
the Fund's Class B shares (0.25% services  Gartmore Market Neutral Long-Short Fund fee).

1.00% of the average daily net assets of   Gartmore Small Cap Core Fund
the Fund's Class C shares (0.25% services  Gartmore Market Neutral Long-Short Fund fee).

0.50% of the average daily net assets of   Gartmore Small Cap Core Fund
the Fund's Class R shares (0.25% of which  Gartmore Market Neutral Long-Short Fund may be either a distribution or services
fee).

     As required by Rule 12b-1,  the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect  financial  interest in the  operation of the
Plan (the "Independent Trustees").  The Plan was initially approved by the Board of Trustees on March 5, 1998.  The Plan may be amended from time to time by vote of a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose.  The Plan may be terminated as to  the  applicable  shares  of  the  Funds  by  vote  of a  majority  of the
Independent Trustees, or by vote of a majority of the outstanding shares of that
Class or Fund,  as  applicable.  Any  change in the Plan that  would  materially
increase  the  distribution  cost  to  the  applicable   shareholders   requires
shareholder  approval.  The Trustees  review  quarterly a written report of such costs and the purposes for which such costs have been  incurred.  For so long as the Plan is in effect,  selection and  nomination of those  Trustees who are not interested  persons of the Trust shall be  committed to the  discretion  of such
disinterested   persons.   All  agreements  with  any  person  relating  to  the
implementation  of the Plan may be  terminated  at any time on 60 days'  written notice without payment of any penalty,  by vote of a majority of the Independent
Trustees or by a vote of the majority of the outstanding  applicable shares. The
Plan will continue in effect for successive one-year periods, provided that each such  continuance is specifically  approved (i) by the vote of a majority of the
Independent  Trustees,  and (ii) by a vote of a majority of the entire  Board of
Trustees  cast in person  at a meeting  called  for that  purpose.  The Board of
Trustees  has a  duty  to  request  and  evaluate  such  information  as  may be reasonably  necessary for them to make an informed  determination of whether the
Plan should be implemented  or continued.  In addition the Trustees in approving the Plan as to the Funds must  determine  that there is a reasonable  likelihood that the Plan will benefit the Funds and their Shareholders.

     The Board of  Trustees of the Trust  believes  that the Plan is in the best interests of the Funds since it encourages  Fund growth and  maintenance of Fund assets.  As the  Funds  grow in size,  certain  expenses,  and  therefore  total expenses  per Share,  may be reduced  and overall  performance  per Share may be improved.

     GDSI may enter into, from time to time, Rule 12b-1 Agreements with selected dealers  pursuant  to which  such  dealers  will  provide  certain  services  in connection with the distribution of the Funds' Shares including, but not limited to, those discussed above. GDSI or an affiliate of GDSI pays additional  amounts from its own resources to dealers or other financial  intermediaries  for aid in distribution or for aid in providing administrative services to shareholders.

FUND ADMINISTRATION AND TRANSFER AGENCY SERVICES

     Under the terms of the Fund  Administration  and Transfer Agency Agreement,
Gartmore SA Capital Trust ("GSA"),  a wholly-owned  subsidiary of GGI,  provides for various administrative and accounting services, including daily valuation of the Funds'  shares,  preparation  of  financial  statements,  tax  returns,  and regulatory  reports,  and  presentation  of  quarterly  reports  to the Board of
Trustees.  GGI  is  a  wholly-owned,  indirect  subsidiary  of  GGAMT.  Gartmore
Investors  Services,  Inc.  ("GISI"),  an indirect  subsidiary of GSA, serves as transfer agent and dividend disbursing agent for each of the Funds. Both GSA and
GISI are located at 1200 River  Road,  Suite  1000,  Conshohocken,  Pennsylvania
19428. For the fund administration and transfer agency services,  each Fund pays
GSA and GISI a combined annual fee based on the Trust's average daily net assets according to the following schedule:

                                        AGGREGATE TRUST FEE
                ASSET LEVEL             AS A PERCENTAGE OF NET ASSETS

          $0 up to $1 billion           0.26%
          $1 up to $3 billion           0.19%
          $3 up to $4 billion           0.15%
          $4 up to $5 billion           0.08%
         $5 up to $10 billion           0.05%
        $10 up to $12 billion           0.03%
         $12 billion and more           0.02%

     GSA pays GISI from these fees for its services as the Trust's  transfer and dividend disbursing agent.

SUB-ADMINISTRATION

     GSA and GISI  have  entered  into a  Services  Agreement  with  BISYS  Fund
Services Ohio, Inc.  ("BISYS"),  effective  November 1, 2001, to provide certain fund  administration  and transfer  agency  services for each of the Funds.  For these services, GSA pays BISYS an annual fee at the following rates based on the average  daily net  assets of the  aggregate  of all the funds of the Trust that
BISYS is providing such services for:

                                        AGGREGATE TRUST FEE
                ASSET LEVEL             AS A PERCENTAGE OF NET ASSETS

          $0 up to $1 billion           0.20%
          $1 up to $3 billion           0.15%
          $3 up to $4 billion           0.10%
          $4 up to $5 billion           0.05%
         $5 up to $10 billion           0.02%
        $10 up to $12 billion           0.01%
         $12 billion and more           0.005%

ADMINISTRATIVE SERVICES PLAN

     Under the terms of an Administrative  Services Plan, the Trust is permitted to  enter  into  Servicing  Agreements  with  servicing  organizations,  such as
broker-dealers  and  financial  institutions,   who  agree  to  provide  certain
administrative  support  services in  connection  with the Class A, Class R, and
Institutional  Service Class shares of the Funds.  Such  administrative  support services  include,  but are not  limited  to, the  following:  establishing  and
maintaining   shareholder   accounts,   processing   purchase   and   redemption
transactions,  arranging for bank wires, performing shareholder  sub-accounting, answering inquiries  regarding the Funds,  providing periodic statements showing the account balance for beneficial  owners or for plan  participants or contract holders of insurance company separate  accounts,  transmitting proxy statements, periodic reports,  updated prospectuses and other communications to shareholders and,  with  respect to  meetings of  shareholders,  collecting,  tabulating  and forwarding to the Trust executed  proxies and obtaining  such other  information and performing  such other services as may reasonably be required.  With respect to the Class R shares,  these types of  administrative  support services will be exclusively provided for retirement plans and their plan participants.

     As authorized by the Administrative  Services Plan for the Funds, the Trust
has  entered  into a  Servicing  Agreement  for  the  Funds  pursuant  to  which
Nationwide  Financial  Services,  Inc.  ("NFS")  has agreed to  provide  certain administrative  support  services in connection  with the applicable Fund shares held  beneficially  by its  customers.  NFS is a majority  owned  subsidiary  of
Nationwide  Corporation,  which also owns GGAMT. In consideration  for providing administrative support services, NFS and other entities with which the Trust may enter into  Servicing  Agreements  (which may include  GDSI) will receive a fee, computed at the annual  rate of up to 0.25% of the  average  daily net assets of the Class A, Class R and Institutional Service Class shares of each Fund.

CUSTODIAN

     JPMorgan  Chase Bank, 4 New York Plaza,  New York,  New York 10008,  is the
Custodian  for the  Trust  and  makes all  receipts  and  disbursements  under a
Custodian  Agreement.  The  Custodian  performs no  managerial  or policy making functions for the Fund.

LEGAL COUNSEL

     Stradley   Ronon  Stevens  &  Young,   LLP,   2600  One  Commerce   Square,
Philadelphia, Pennsylvania 19103, serves as the Trust's legal counsel.

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS

     PricewaterhouseCoopers  LLP, Two Commerce  Square,  Suite 1700, 2001 Market
Street, Philadelphia,  Pennsylvania 19103-7042, serves as Independent Registered
Public Accountants for the Trust.

BROKERAGE ALLOCATIONS

     GMF  (or a  subadviser)  is  responsible  for  decisions  to buy  and  sell securities  and other  investments  for the Funds,  the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions  on stock and commodity  exchanges in the United States, these  commissions  are  negotiated,  whereas  on  foreign  stock and  commodity exchanges these  commissions  are generally fixed and are generally  higher than brokerage  commissions in the United States. In the case of securities traded on the  over-the-counter  markets or for  securities  traded on a principal  basis, there is generally no  commission,  but the price  includes a spread between the dealer's  purchase  and sale  price.  This  spread is the  dealer's  profit.  In underwritten  offerings,  the price  includes a disclosed,  fixed  commission or discount.  Most short term  obligations  are  normally  traded on a  "principal"
rather than agency basis.  This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account  rather than as an agent for another client, or directly with the issuer.

     Except as described below, the primary  consideration in portfolio security transactions is best price and execution of the transaction  i.e.,  execution at the most  favorable  prices and in the most  effective  manner  possible.  "Best price-best  execution"  encompasses  many factors  affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security,  the commission  charged, the promptness,  availability and reliability of execution,  the confidentiality and  placement  accorded  the order,  and  customer  service.  Therefore,  "best price-best  execution" does not necessarily  mean obtaining the best price alone but is evaluated in the context of all the execution services provided. Both GMF and  any  subadvisers  have  complete  freedom  as to the  markets  in  and  the broker-dealers through which they seek this result.

     Subject to the primary  consideration of seeking best price-best  execution and as discussed below,  securities may be bought or sold through broker-dealers who have furnished  statistical,  research, and other information or services to the Adviser or a subadviser.  In placing  orders with such  broker-dealers,  the
Adviser will,  where possible,  take into account the comparative  usefulness of such  information.  Such  information  is useful to the Adviser  even though its dollar value may be  indeterminable,  and its receipt or availability  generally does not reduce the Adviser's normal research activities or expenses.

     Fund portfolio  transactions may be effected with  broker-dealers  who have assisted  investors  in the purchase of variable  annuity  contracts or variable insurance  policies  issued by Nationwide  Life Insurance  Company or Nationwide
Life & Annuity Insurance Company.  However,  neither such assistance nor sale of other  investment  company shares is a qualifying or  disqualifying  factor in a broker-dealer's  selection,  nor is the selection of any broker-dealer  based on the volume of shares sold.

     There  may be  occasions  when  portfolio  transactions  for the  Funds are executed  as part of  concurrent  authorizations  to  purchase  or sell the same security for trusts or other accounts  (including  other mutual funds) served by the  Adviser or by an  affiliated  company  thereof.  Although  such  concurrent authorizations  potentially could be either  advantageous or  disadvantageous to the Funds,  they are affected only when the Adviser believes that to do so is in the  interest  of the Funds.  When such  concurrent  authorizations  occur,  the executions will be allocated in an equitable manner.

     In purchasing and selling  investments  for the Funds,  it is the policy of the  Adviser and  subadvisers  to obtain best  execution  at the most  favorable prices  through  responsible  broker-dealers.  The  determination  of  what  may constitute  best execution in a securities  transaction  by a broker  involves a number of  considerations,  including the overall direct net economic  result to the Funds  (involving  both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected,  the ability to  effect  the  transaction  at  all  when  a  large  block  is  involved,  the availability  of the  broker  to  stand  ready  to  execute  possibly  difficult transactions in the future, the professionalism of the broker, and the financial strength and stability of the broker.  These  considerations  are judgmental and are  weighed  by the  Adviser  in  determining  the  overall  reasonableness  of securities  executions and commissions  paid. In selecting  broker-dealers,  the
Adviser will consider various relevant factors,  including,  but not limited to, the size and type of the  transaction;  the nature and  character of the markets for the  security or asset to be purchased or sold;  the  execution  efficiency, settlement capability,  and financial condition of the broker-dealer's firm; the broker-dealer's  execution  services,  rendered on a continuing  basis;  and the reasonableness of any commissions.

     The Adviser and each  subadviser may cause the Funds to pay a broker-dealer who furnishes  brokerage and/or research services a commission that is in excess of the commission  another  broker-dealer  would have received for executing the transaction if it is determined,  pursuant to the  requirements of Section 28(e)
of the Securities  Exchange Act of 1934,  that such  commission is reasonable in relation to the value of the brokerage and/or research services  provided.  Such research  services  may  include,  among  other  things,  analyses  and  reports
concerning  issuers,  industries,   securities,  economic  factors  and  trends,
portfolio  strategy,  analytic  or  modeling  software,  market  data  feeds and historical market information.  Any such research and other information provided by brokers to the Adviser is  considered to be in addition to and not in lieu of services  required  to be  performed  by it under  its  investment  advisory  or subadvisory  agreement,  as the case may be.  The fees paid to the  Adviser  and subadvisers  pursuant to their  respective  investment  advisory or  subadvisory agreement  are not reduced by reason of its receiving any brokerage and research services.  The research services provided by broker-dealers can be useful to the
Adviser or a subadviser in serving their other  clients.  All research  services received  from the brokers to whom  commission  are paid are used  collectively, meaning  such  services  may not  actually be utilized in  connection  with each client  account  that may  have  provided  the  commission  paid to the  brokers providing  such  services.  The advisers and  subadvisers  are  prohibited  from considering the broker-dealers sale of shares of any fund for which it serves as investment adviser, except as may be specifically permitted by law.

     Under the 1940 Act,  "affiliated  persons" of the Funds are prohibited from dealing with it as a principal in the purchase and sale of securities  unless an exemptive order allowing such  transactions  is obtained from the SEC.  However, the Funds may  purchase  securities  from  underwriting  syndicates  of which an affiliate, as defined in the 1940 Act, is a member under certain conditions,  in accordance with Rule 10f-3 under the 1940 Act.

     The Funds  contemplate  that,  consistent with the policy of obtaining best
results,   brokerage   transactions   may  be  conducted   through   "affiliated
broker/dealers,"  as  defined in the 1940 Act.  Under the 1940 Act,  commissions paid by the Funds to an "affiliated broker/dealer" in connection with a purchase or sale of securities offered on a securities  exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Funds' policy that the commissions to be paid to an affiliated  broker-dealer must, in its judgment, be
(1) at least as favorable as those that would be charged by other brokers having comparable  execution  capability  and (2) at least as favorable as  commissions contemporaneously  charged by such broker/dealer on comparable  transactions for its most  favored  unaffiliated  customers,  except for  accounts  for which the affiliated  broker/dealer  acts as a clearing broker for another  brokerage firm and  customers of an  affiliated  broker/dealer  considered by a majority of the independent  trustees not to be comparable to the Funds. The Funds does not deem it  practicable  and in its  best  interests  to  solicit  competitive  bids for commissions on each transaction.  However,  consideration  regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.

PURCHASES, REDEMPTIONS AND PRICING OF SHARES

     All investments in the Trust are credited to the  shareholder's  account in the form of full and fractional  shares of the  designated  Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

     The NAV per share of the Funds is determined once daily, as of the close of regular  trading on the New York Stock  Exchange (the  "Exchange")  (generally 4
P.M. Eastern Time) on each business day the Exchange is open for regular trading
(and on such other days as the Board determines).  However, to the extent that a
Fund's  investments  are traded in markets that are open when the New York Stock
Exchange is closed,  the value of a Fund's  investments  may change on days when shares cannot be purchased or redeemed.

     The Trust will not compute NAV for the Funds on customary national business holidays, including the following:  Christmas Day, New Year's Day, Martin Luther
King, Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence  Day,
Labor Day and Thanksgiving Day.

     The Funds reserve the right to not determine net asset value when:  (i) the
Funds have not received any orders to purchase, sell or exchange shares and (ii)
changes  in the value of a Fund's  portfolio  do not affect the Fund's net asset value.

     The offering  price for orders placed before the close of the Exchange,  on each  business  day the  Exchange  is open  for  trading,  will  be  based  upon calculation  of the NAV at the close of  regular  trading on the  Exchange.  For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon NAV at the close of the Exchange on the next day thereafter on which the Exchange is open for trading.  The NAV of a share of a Fund on which offering and redemption prices  are  based is the NAV of the  Fund,  divided  by the  number  of  shares outstanding,  with the result  adjusted to the nearer cent. The NAV of the Funds is determined by subtracting  the liabilities of the Funds from the value of its assets  (chiefly  composed of  investment  securities).  The NAV per share for a class is calculated by adding the value of all  securities and other assets of a
Fund allocable to the class,  deducting liabilities allocable to that class, and dividing by the number of that class' shares outstanding.

     Securities for which market  quotations are readily available are values at current  market value as of  Valuation  Time.  Valuation  Time will be as of the close of regular trading on the New York Stock Exchange  (usually 4 P.M. Eastern
Time).  Equity  securities are valued at the last quoted sale price, or if there is no sale price,  the last quoted bid price provided by an independent  pricing service  approved  by the Board of  Trustees.  Securities  traded on NASDAQ  are valued at the NASDAQ Official  Closing Price.  Prices are taken from the primary market or exchange in which each security trades.

     Debt and other fixed income securities (other than short-term  obligations)
are valued at the last quoted bid price and/or by using a  combination  of daily quotes and matrix evaluations  provided by an independent  pricing service,  the use of which has been approved by the Board of Trustees of the Trust. Short-term debt  securities  such as commercial  paper and U.S.  treasury  bills,  having a remaining  maturity of 60 days or less are considered to be "short-term" and are valued at amortized cost which  approximated  market value.  The pricing service activities and results are reviewed by an officer of the Trust.  Debt Securities of  the  Trust's  Money  Market  Funds  are  valued  at  amortized  cost,  which approximates market value.

     The pricing  service  activities  and results are reviewed by an officer of the Trust.  Securities for which market quotations are not readily available, or for which an independent  pricing service does not provide a value or provides a value that does not represent fair value in the judgment of GMF or designee, are valued at fair value under  procedures  approved by the Board of Trustees of the
Trust.  Fair value  determinations  are required for  securities  whose value is affected  by a  significant  event  that will  materially  affect the value of a domestic or foreign  security  and which  occurs  subsequent  to the time of the close of the principal  market on which such domestic or foreign security trades but prior to the calculation of the Funds' NAV.

     The  Funds  value   foreign   equity   securities  at  fair  value  in  the
circumstances described below. Generally,  trading in foreign securities markets is completed  each day at various times prior to the Valuation  Time. Due to the time  differences  between  the  closings  of the  relevant  foreign  securities exchanges and the Valuation Time for the Funds,  the Funds will fair value their foreign  investments  when the market  quotations  for the  foreign  investments either are not  readily  available  or are  unreliable  and,  therefore,  do not represent  fair value.  When fair value prices are  utilized,  these prices will attempt to reflect the impact of the U.S.  financial  markets'  perceptions  and trading  activities  on the Funds'  foreign  investments  since the last closing prices of the foreign  investments  were  calculated  on their  primary  foreign securities  markets or exchanges.  For these purposes,  the Board of Trustees of
the  Trust  have  determined  that  movements  in  relevant   indices  or  other
appropriate  market  indicators,  after  the  close  of the  foreign  securities exchanges,  may  demonstrate  that market  quotations  are  unreliable,  and may trigger fair value pricing for certain securities.  Consequently, fair valuation of portfolio  securities  may occur on a daily basis.  The fair value pricing by the Trust utilizes data furnished by an  independent  pricing  service (and that data  draws  upon,  among  other  information,  the  market  values  of  foreign investments).  The fair value prices of portfolio  securities  generally will be used when it is  determined  that the use of such  prices will have an impact on the net asset  value of the Funds.  When the Funds use fair value  pricing,  the values  assigned  to the  Funds'  foreign  investments  may not be the quoted or published prices of the investments on their primary markets or exchanges.

     The pricing  service  activities  and results are reviewed by an officer of the  Trust.  Securities  and other  assets,  for which  such  market  prices are unavailable or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of GMF or its designee,  are valued at fair value under procedures approved by the Trust's
Board of Trustees.

     The Trust may  suspend  the right of  redemption  for such  periods  as are permitted under the 1940 Act and under the following unusual circumstances:  (a)
when the New York Stock Exchange is closed (other than weekends and holidays) or trading  is  restricted;  (b)  when an  emergency  exists,  making  disposal  of portfolio securities or the valuation of net assets not reasonably  practicable;
or (c) during any period  when the SEC has by order  permitted a  suspension  of redemption for the protection of shareholders.

SYSTEMATIC INVESTMENT STRATEGIES

     Automatic  Asset  Accumulation - This is a systematic  investment  strategy which combines  automatic  monthly transfers from your personal checking account to your mutual fund account with the concept of Dollar Cost Averaging. With this strategy,  you invest a fixed amount  monthly  over an extended  period of time, during  both  market  highs and lows.  Dollar  Cost  Averaging  can allow you to achieve a  favorable  average  share cost over time  since  your  fixed  monthly investment buys more shares when share prices fall during low markets, and fewer shares at higher prices  during  market highs.  Although no formula can assure a profit or protect against loss in a declining market,  systematic  investing has proven a  valuable  investment  strategy  in the past.  Once you have  opened an account  with  at  least  $1,000,  you  can  contribute  to an  Automatic  Asset
Accumulation plan for as little as $50 a month in the Fund.

     Automatic  Asset Transfer - This  systematic  investment plan allows you to transfer $25 or more to one Fund from another  Fund  systematically,  monthly or quarterly,  after Fund minimums have been met. The money is  transferred  on the
25th day of the month as selected or on the preceding business day. Dividends of any amount can be moved  automatically from one Fund to another at the time they are paid.  This strategy can provide  investors with the benefits of Dollar Cost
Averaging  through an opportunity to achieve a favorable average share cost over time. With this plan, your fixed monthly or quarterly  transfer from the Fund to any other Fund you select  buys more  shares  when share  prices fall during low markets and fewer  shares at higher  prices  during  market  highs.  Although no formula  can  assure a profit or protect  against  loss in a  declining  market, systematic  investing has proven a valuable investment strategy in the past. For transfers  from the Prime  Shares of the  Gartmore  Money Market Fund to another
Fund, sales charges may apply if not already paid.

     Automatic Withdrawal Plan ($50 or More) - You may have checks for any fixed amount  of  $50 or  more  automatically  sent  bi-monthly,  monthly,  quarterly, semi-annually  or annually,  to you (or anyone you designate)  from your account for Class A, Class B, and Class C shares.  Complete the  appropriate  section of the  Mutual  Fund  Application  for  New  Accounts  or  contact  your  financial intermediary  or the Transfer  Agent.  Your account  value must meet the minimum initial  investment amount at the time the program is established.  This program may reduce and eventually deplete your account.  Generally,  it is not advisable to continue to purchase Class A or Class C shares subject to a sales charge. The
$50  minimum  is waived  for  Required  Minimum  Distributions  from  Individual
Retirement Accounts.

NOTE:  If you  are  withdrawing  more  shares  than  your  account  receives  in dividends,  you will be decreasing  your total shares  owned,  which will reduce your future dividend potential.

Automatic  Withdrawal  Plan  (AWP) on Class B Shares - You will not be charged a
CDSC on  redemptions if you redeem 12% or less of your account value in a single year.

     For each  AWP  payment,  assets  that are not  subject  to a CDSC,  such as appreciation  on shares and shares  acquired  through  reinvestment of dividends and/or capital gain distributions,  will be redeemed first and will count toward the 12% limit.  If there is an  insufficient  amount of assets not  subject to a
CDSC to cover a particular  AWP payment,  shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.  Any dividends  and/or  capital gain distributions  taken in cash by a shareholder who receives payments through
AWP will also count  toward the 12% limit.  In the case of AWP, the 12% limit is calculated  at the  time  of an  automatic  redemption  is  first  made,  and is recalculated at the time each additional automatic redemption is made.

INVESTOR PRIVILEGES

     The Funds  offer  the  following  privileges  to  shareholders.  Additional information may be obtained by calling GDSI toll free at 800-848-0920.

     No Sales Charge on  Reinvestments - All dividends and capital gains will be automatically  reinvested free of charge in the form of additional shares within the same Fund and class or  another  specifically  requested  Fund (but the same class)  unless  you have  chosen to  receive  them in cash on your  application.
Unless requested in writing by the  shareholder,  the Trust will not mail checks for  dividends  and  capital  gains  of  less  than  $5 but  instead  they  will automatically  be  reinvested  in the form of  additional  shares,  and you will receive a confirmation.

     Exchange Privilege - The exchange privilege is a convenient way to exchange shares  from one Fund to  another  Fund in order to  respond  to changes in your goals or in market conditions.  The registration of the account to which you are making an  exchange  must be exactly the same as that of the Fund  account  from which the exchange is made, and the amount you exchange must meet the applicable minimum  investment of the Fund being purchased.  The exchange  privilege may be limited due to excessive trading or market timing of fund shares.

Exchanges among Funds

     Exchanges may be made among any of the Gartmore Funds within the same class of shares (except for any other Fund not currently  accepting purchase orders or
Class X or Class Y shares of the Fixed Income  Funds),  so long as both accounts have the same owner,  and your first purchase in a new Fund meets the new Fund's
minimum  investment   requirement  (and  subject  to  the  investor  eligibility requirements for the Gartmore Short Duration Bond Fund).

     Because  Class R shares  of the  Funds are held  within  retirement  plans, exchange  privileges  with other Class R shares of the Gartmore Funds may not be available  unless  the  Class R shares  of the  other  Gartmore  Funds  are also available within a plan.  Please contact your retirement plan  administrator for information on how to exchange your Class R shares within your retirement plan.

     Generally,  there is no sales  charge  for  exchanges  of Class B, Class C,
Class R, Institutional Service Class or Institutional Class shares.  However, if your  exchange  involves  certain  Class  A  shares,  you  may  have  to pay the difference  between the sales  charges if a higher sales  charge  applies to the
Fund into which you are exchanging. If you exchange your Class A shares that are subject to a CDSC into  another  Gartmore  Fund and then  redeem  those  Class A shares within 18 months of the original  purchase (24 months for Gartmore  Short
Duration  Bond  Fund),  the  applicable  CDSC  will be the  CDSC  for the  Fund.
Exchanges into the Prime Shares of the Money Market Fund are only permitted from
Class A, Class B, Class C and Institutional Service Class shares of the Fund. If you  exchange  Class B, Class C shares (or certain  Class A shares  subject to a
CDSC) for Prime Shares of the Money Market Fund, the time you hold the shares in the Money Market Fund will not be counted for purposes of calculating  any CDSC.
As a result,  if you then sell your Prime Shares of the Money  Market Fund,  you will pay the sales charge that would have been  charged if the initial  Class B,
Class C (or  certain  Class A)  shares  had  been  sold at the  time  they  were originally  exchanged  into the Money  Market Fund.  If you exchange  your Prime
Shares of the Money  Market Fund back into Class B or Class C (or certain  Class
A) shares,  the time you held Class B, Class C (or certain Class A) shares prior to the initial  exchange into the Money Market Fund will be counted for purposes or calculating  the CDSC. If you wish to purchase  shares of a Fund or class for which the exchange privilege does not apply, you will pay any applicable CDSC at the time you redeem your shares and pay any  applicable  front-end load on a new
Fund you are purchasing unless a sales charge waiver otherwise applies.

Exchanges May Be Made Four Convenient Ways:

By Telephone

     Automated Voice Response System - You can  automatically  process exchanges for the Funds  (except for the Gartmore  Short  Duration  Bond Fund and the
     Class  X and  Class  Y  shares  of  the  Fixed  Income  Funds)  by  calling
     800-848-0920,  24 hours a day, seven days a week.  However, if you declined the option on the  application,  you will not have this automatic  exchange privilege.  This  system  also gives you quick,  easy access to mutual fund information. Select from a menu of choices to conduct transactions and hear
     Fund price  information,  mailing and wiring  instructions as well as other mutual  fund  information.  You  must  call  our toll  free  number  by the
     Valuation  Time to receive that day's  closing  share price.  The Valuation
     Time is the close of regular trading of the New York Stock Exchange,  which is usually 4:00 p.m. Eastern Time.

     Customer Service Line - By calling 800-848-0920, you may exchange shares by telephone. Requests may be made only by the account owner(s). You must call our toll free number by the  Valuation  Time to receive that day's  closing share price.

     The Funds may record all instructions to exchange shares. The Funds reserve the right at any time without  prior notice to suspend,  limit or terminate the telephone  exchange privilege or its use in any manner by any person or class.

     The Funds will employ the same procedure  described under "Buying,  Selling and  Exchanging  Fund  Shares"  in  the  Prospectus  to  confirm  that  the instructions are genuine.

     The Funds will not be liable for any loss, injury,  damage, or expense as a result of acting upon  instructions  communicated  by telephone  reasonably believed to be genuine,  and the Funds will be held harmless from any loss, claims or liability  arising from its  compliance  with such  instructions.
     These  options  are  subject to the terms and  conditions  set forth in the
     Prospectus and all telephone  transaction  calls may be tape recorded.  The
     Funds reserve the right to revoke this privilege at any time without notice to  shareholders  and request  the  redemption  in  writing,  signed by all shareholders.

     By Mail or Fax - Write to Gartmore Funds, P.O. Box 182205,  Columbus,  Ohio
     43218-2205  or fax (614)  428-3278.  Please  be sure  that  your  letter or facsimile  is signed  exactly as your account is  registered  and that your account  number and the Fund from which you wish to make the  exchange  are included.  For example,  if your account is  registered  "John Doe and Mary
     Doe", "Joint Tenants With Right of  Survivorship,'  then both John and Mary must sign the exchange  request.  The exchange will be processed  effective the date the signed letter or fax is received.  Fax requests received after the Valuation  Time will be processed as of the next business day. The Fund reserves  the right to require  the  original  document  if you use the fax method.

     By On Line Access - Log on to our website  www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts.  Once you have reached the  website,  you will be  instructed  on how to select a password and perform transactions. You can choose to receive information on all of our  funds  as well as your  own  personal  accounts.  You may  also perform  transactions,  such as purchases,  redemptions and exchanges.  The
     Funds may  terminate the ability to buy Fund shares on their website at any time,  in which case you may continue to exchange  shares by mail,  wire or telephone pursuant to the Prospectus.

     Free Check Writing  Privilege  (Prime  Shares of the Gartmore  Money Market
     Fund) - You may request a supply of free checks for your  personal  use and there is no monthly  service fee. You may use them to make  withdrawals  of
     $500 or more from your account at any time.  Your account will  continue to earn daily income dividends until your check clears your account.  There is no limit on the number of checks you may write.  Cancelled  checks will not be returned to you. However,  your monthly statement will provide the check number,  date and  amount of each check  written.  You will also be able to obtain copies of cancelled  checks,  the first five free and $2.00 per copy
     thereafter,   by  contacting   one  of  our  service   representatives   at
     800-848-0920.

INVESTOR SERVICES

     Automated  Voice Response System - Our toll free number  800-848-0920  will connect  you 24 hours a day,  seven  days a week to the  system.  Through a selection of menu options,  you can conduct  transactions,  hear fund price
     information,   mailing  and  wiring  instructions  and  other  mutual  fund information.

     Toll Free Information and Assistance - Customer service representatives are available  to answer  questions  regarding  the  Funds and your  account(s)
     between  the  hours  of 8 a.m.  and 9 p.m.  Eastern  Time  (Monday  through
     Friday).  Call toll free:  800-848-0920  or contact us at our FAX telephone number (614) 428-3278.

     Retirement  Plans- Shares of the Funds may be purchased  for  Self-Employed
     Retirement  Plans,   Individual  Retirement  Accounts  (IRAs),  Roth  IRAs,
     Coverdell IRAs, Simplified Employee Pension Plans, Corporate Pension Plans,
     Profit Sharing Plans and Money Purchase Plans.  For a free information kit, call 1-800-848-0920.

     Shareholder  Confirmations - You will receive a confirmation statement each time a requested  transaction is processed.  However,  no confirmations are
     mailed  on  certain  pre-authorized,   systematic  transactions,  or  IRAs.
     Instead, these will appear on your next consolidated statement.

     Consolidated  Statements  -  Shareholders  of the Funds  receive  quarterly statements as of the end of March,  June,  September  and December.  Please
     review your  statement  carefully and notify us  immediately  if there is a discrepancy or error in your account.

     For shareholders with multiple accounts,  your consolidated  statement will reflect all your current holdings in the Gartmore Funds.  Your accounts are consolidated  by social  security  number  and zip code.  Accounts  in your household  under  other  social  security  numbers  may be  added  to  your statement  at  your  request.  Depending  on  which  Funds  you  own,  your consolidated  statement  will be sent  either  monthly or  quarterly.  Only
     transactions   during  the  reporting  period  will  be  reflected  on  the statements.  An  annual  summary  statement  reflecting  all  calendar-year transactions in all your Funds will be sent after year-end.

     Average Cost  Statement - This  statement may aid you in preparing your tax return  and in  reporting  capital  gains  and  losses  to the IRS.  If you redeemed any shares during the calendar year, a statement  reflecting  your taxable gain or loss for the  calendar  year (based on the average cost you paid  for  the  redeemed  shares)  will be  mailed  to you  following  each year-end.  Average  cost can only be  calculated  on accounts  opened on or after January 1, 1984. Fiduciary accounts and accounts with shares acquired by gift,  inheritance,  transfer,  or by any means  other  than a  purchase cannot be calculated.

     Average cost is one of the IRS approved methods  available to compute gains or  losses.  You may wish to  consult a tax  advisor  on the other  methods available. The average cost information will not be provided to the IRS. If you have any  questions,  contact  one of our  service  representatives  at
     800-848-0920.

     Shareholder  Reports - All shareholders will receive reports  semi-annually detailing the financial operations of the Funds.

     Prospectuses  - An  updated  prospectus  will  be  mailed  to you at  least annually.

     Undeliverable  Mail - If mail from a Fund to a  shareholder  is returned as undeliverable on two or more consecutive occasions,  the Fund will not send any future mail to the  shareholder  unless it receives  notification  of a correct mailing address for the shareholder. With respect to any redemption checks or  dividend/capital  gains distribution checks that are returned as undeliverable  or not  presented for payment  within six months,  the Trust
     reserves  the  right  to  reinvest  the  check   proceeds  and  any  future
     distributions  in shares of the Fund at the then-current net asset value of the Fund until the Fund receives further instructions from the shareholder.

PERFORMANCE ADVERTISING

     The Funds may use past performance in advertisements, sales literature, and its prospectus,  including  calculations of average annual total return,  30-day yield, and seven-day yield, as described below.

TOTAL RETURN

     The Funds may from time to time advertise historical  performance,  subject to Rule 482 under the  Securities  Act,  or Rule  34b-1  under the 1940 Act.  An investor should keep in mind that any return  represents past performance and is not a guarantee of future results.  The investment return and principal value of investments will fluctuate so that an investor's shares,  when redeemed,  may be worth more or less than their original cost.

     All  performance  advertisements  shall include average annual total return quotations  for the most recent one, five, and ten year periods (or life, if the
Funds has been in operation  less than one of the prescribed  periods).  Average annual  total  return  represents  the rate  required  each year for an  initial investment to equal the redeemable value at the end of the quoted period.  It is calculated  in a uniform  manner by dividing  the ending  redeemable  value of a hypothetical  initial  payment of $1,000 for a specified  period of time, by the amount of the  initial  payment,  assuming  reinvestment  of all  dividends  and distributions.  The one,  five,  and ten year  periods are  calculated  based on periods that end on the last day of the calendar  quarter  preceding the date on which an advertisement is submitted for publication.

ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

     The Amended Declaration of Trust permits the Trustees to issue an unlimited number of full and  fractional  shares of  beneficial  interest of a Fund and to divide or combine such shares into a greater or lesser number of shares  without thereby  exchanging the  proportionate  beneficial  interests in the Trust. Each share of a Fund represents an equal  proportionate  interest in a Fund with each other  share.  The Trust  reserves  the  right to  create  and issue a number of different funds.  Shares of the Fund would participate  equally in the earnings, dividends,  and assets of those particular  funds. Upon liquidation of the Fund, shareholders  are  entitled  to  share  pro rata in the net  assets  of the Fund available for distribution to shareholders.

     The Trust is currently  authorized to offer shares of beneficial  interest, without  par value,  in 51  series.  With  respect  to the  Funds,  the Trust is authorized  to offer the  following  share  classes:  Class A, Class B, Class C,
Class R, Institutional Service Class, and Institutional Class.

     You have an  interest  only in the assets of the shares of a Fund which you own. Shares of a particular  class are equal in all respects to the other shares of that class.  In the event of liquidation of a Fund,  shares of the same class will share pro rata in the  distribution  of the net assets of the Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as  described  in this SAI and in the  Prospectus  but will have no other preference, conversion, exchange or preemptive rights.

VOTING RIGHTS

     Shareholders  of each class of shares have one vote for each share held and a  proportionate  fractional  vote for any  fractional  share held. An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except,  under certain circumstances,  to amend the  Declaration  of  Trust,  the  Investment  Advisory
Agreement, fundamental investment objectives, investment policies and investment restrictions,  to elect and  remove  Trustees,  to  reorganize  the Trust or any series or class  thereof and to act upon  certain  other  business  matters.  In regard to  termination,  sale of assets,  the change of  investment  objectives, policies and restrictions or the approval of an Investment  Advisory  Agreement, the right to vote is limited to the  holders  of shares of the  particular  fund affected by the proposal. In addition, holders of shares subject to a Rule 12b-1 fee will vote as a class and not with holders of any other class with respect to the approval of the Distribution Plan.

     To the  extent  that such a meeting  is not  required,  the Trust  does not intend to have an annual  or  special  meeting  of  shareholders.  The Trust has represented  to the SEC  that  the  Trustees  will  call a  special  meeting  of shareholders  for purposes of  considering  the removal of one or more  Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding  votes of the Trust and the Trust will assist in communicating  with other  shareholders  as  required  by  Section  16(c) of the 1940  Act.  At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all  outstanding  shares of the Trust),  by majority  vote,  has the power to remove one or more Trustees.

SHAREHOLDER INQUIRIES

     All  inquiries  regarding  the Trust should be directed to the Trust at the telephone number or address shown on the cover page of this SAI.

ADDITIONAL GENERAL TAX INFORMATION FOR THE FUNDS

Buying a dividend

     If you  invest  in a Fund  shortly  before  the  record  date of a  taxable distribution,  the  distribution  will lower the value of a Fund's shares by the amount  of the  distribution,  and  you  will  in  effect  receive  some of your investment back, but in the form of a taxable distribution.

Multi-class funds

     The Funds  calculate  dividends  and capital  gain  distributions  the same manner for each  class.  The  amount of any  dividends  per share  will  differ, however,  generally due to the difference in the  distribution and service (Rule
12b-1) and administrative services fees applicable to each class.

Distributions of net investment income

     The Funds receive income generally in the form of dividends and interest on its  investments.  This income,  less expenses  incurred in the operation of the
Funds,  constitutes the Funds' net investment income from which dividends may be paid to you. If you are a taxable investor,  any distributions by the Funds from such income (other than qualified  dividend income received by individuals) will be taxable to you as ordinary  income,  whether  you receive  them in cash or in additional shares.  Distributions from qualified dividend income will be taxable to individuals at long-term capital gain rates,  provided certain holding period requirements  are met. See the  discussion  below under the heading,  "Qualified
Dividend Income for Individuals."

Distributions of capital gain

     The Funds may realize a capital  gain or loss in  connection  with sales or
other  dispositions  of  its  portfolio   securities.   Distributions  from  net
short-term capital gain will be taxable to you as ordinary income. Distributions from net  long-term  capital  gain will be taxable to you as  long-term  capital gain,  regardless  of how long you have held your  shares in the Funds.  Any net capital gain (excess of net long-term  capital gain over net short-term  capital loss) realized by the Funds  generally  will be distributed  once each year, and may be distributed more frequently,  if necessary, to reduce or eliminate excise or income taxes on the Funds.

Investments in foreign securities

     Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt  securities are treated as ordinary income by the Funds.  Similarly,  foreign  exchange  losses  realized  on the sale of debt
securities   generally  are  treated  as  ordinary  losses.   These  gains  when
distributed  are taxable to you as ordinary  income,  and any losses  reduce the
Funds'  ordinary  income  otherwise  available  for  distribution  to you.  This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital.  A return of capital generally is not taxable to you,  but reduces  the tax basis of your  shares in the Funds.  Any return of capital in excess of your basis, however, is taxable as a capital gain.

     Pass-through  of foreign tax  credits.  The Funds may be subject to foreign withholding taxes on income from certain foreign securities. If more than 50% of the  Funds'  total  assets at the end of a fiscal  year is  invested  in foreign securities,  the Funds may elect to pass  through  to you your pro rata share of foreign taxes paid by the Funds.  If this election is made, the Funds may report more  taxable  income  to you than it  actually  distributes.  You will  then be entitled  either to deduct your share of these taxes in  computing  your taxable income,  or to claim a foreign  tax credit  for these  taxes  against  your U.S.
federal income tax (subject to limitations for certain shareholders).  The Funds will provide you with the information necessary to complete your personal income tax return if it makes this election.

     The amount of any foreign tax credits  available to you (as a result of the pass-through  to you of your pro rata share of foreign  taxes paid by the Funds)
will be  reduced  if you  receive  from  the  Funds  qualifying  dividends  from qualifying  foreign  corporations  that are  subject  to tax at  reduced  rates.
Shareholders in these circumstances should talk with their personal tax advisors about their  foreign tax credits and the  procedures  that they should follow to claim these credits on their personal income tax returns.

     PFIC  securities.  The Funds may invest in securities  of foreign  entities that could be deemed for tax purposes to be passive foreign investment companies
(PFICs).  When investing in PFIC securities,  the Funds intend to mark-to-market these  securities  and  recognizes any gains at the end of its fiscal and excise
(described  below) tax years.  Deductions  for losses are allowable  only to the extent of any current or previously  recognized  gains.  These gains (reduced by allowable  losses) are  treated as ordinary  income that the Fund is required to distribute, even though it has not sold the securities. You should also be aware that the  designation  of a foreign  security as a PFIC security would cause its income  dividends  to  fall  outside  of the  definition  of  qualified  foreign corporation dividends.  These dividends will not qualify for the reduced rate of taxation on qualified  dividends for individuals  when distributed to you by the
Funds.

Information on the amount and tax character of distributions

     The Funds will inform you of the amount of your ordinary income and capital gain  dividends  at the time they are  paid,  and will  advise  you of their tax status for federal  income tax purposes  shortly  after the end of each calendar year. If you have not held Fund shares for a full year,  the Funds may designate and distribute to you, as ordinary income, as qualified  dividends or as capital gains, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Funds. Taxable distributions  declared by the Funds in December but paid in January are taxable to you as if they were paid in December.

Election to be taxed as a regulated investment company

     The Funds  intend  to elect or have  elected  to be  treated  as  regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As regulated investment companies, the Funds generally pay no federal  income tax on the income and gain it distributes to you. The Trust's
Board of Trustees  reserves the right not to maintain the  qualification  of the
Funds as regulated investment companies if it determines such a course of action to be beneficial to shareholders.  In such a case, the Funds would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions  to you would be taxed as  dividend  income  to the  extent of the
Funds' earnings and profits.

Excise tax distribution requirements

     To avoid federal excise taxes, the Code requires the Funds to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month  period ending October 31; and 100% of any  undistributed  amounts from the prior year. The Funds intend to declare and pay these  distributions  in December (or to pay them in January,  in which case you must treat them as received in  December)  but can give no  assurances  that their distributions will be sufficient to eliminate all taxes.

Sales of Fund shares

     Sales and exchanges of Fund shares are taxable transactions for federal and state income tax  purposes.  If you sell your Fund  shares,  whether you receive cash or exchange them for shares of a different  Gartmore Fund, the IRS requires you to report  any gain or loss on your  sale or  exchange.  If you  owned  your shares as a capital  asset,  any gain or loss that you  realize  generally  is a capital gain or loss, and is long-term or short-term,  depending on how long you owned your shares. Any redemption/exchange  fees you incur on shares redeemed or exchanged  within 90 days after the date they were  purchased  will decrease the amount of any capital  gain (or  increase  any capital  loss) you realize on the sale or exchange.

     Sales at a loss  within six months of  purchase.  Any loss  incurred on the sale or  exchange  of Fund  shares  owned for six months or less is treated as a long-term  capital loss to the extent of any long-term capital gains distributed to you by the Funds on those shares.

     Deferral  of  basis.  In  reporting  gain or loss on the sale of your  Fund shares,  you may be  required  to adjust your basis in the shares you sell under the following circumstances:

     IF:
     o In your  original  purchase of Fund shares,  you received a  reinvestment right (the right to  reinvest  your sales  proceeds at a reduced or with no sales charge), and
     o You sell  some or all of your  original  shares  within  90 days of their purchase, and
     o You reinvest the sales proceeds in the Funds or in another Gartmore Fund, and the sales charge that would otherwise apply is reduced or eliminated;

     THEN:
     In reporting  any gain or loss on your sale,  all or a portion of the sales charge that you paid for your  original  shares is  excluded  from your tax basis in the shares sold and added to your tax basis in the new shares.

     Wash  sales.  All or a portion of any loss that you  realize on the sale of your Fund shares is  disallowed  to the extent that you buy other  shares in the
Funds within 30 days before or after your sale. Any loss disallowed  under these rules is added to your tax basis in the new shares.

U.S. government securities

     The income  earned on certain  U.S.  government  securities  is exempt from state and local  personal  income taxes if earned  directly by you.  States also grant  tax-free  status to dividends  paid to you from interest  earned on these
securities,   subject  in  some  states  to  minimum   investment  or  reporting
requirements  that  must be met by a Fund.  The  income on Fund  investments  in certain securities, such as repurchase agreements,  commercial paper and federal
agency-backed   obligations  (e.g.,  Government  National  Mortgage  Association
(Ginnie Mae) or Federal National Mortgage  Association (Fannie Mae) securities), generally  does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for corporations.

Qualified dividend income for individuals

     For individual  shareholders,  a portion of the dividends paid by the Funds may be qualified dividend income eligible for taxation at long-term capital gain rates.  This reduced rate generally is available for dividends paid by the Funds from the following sources of income:

     o    dividends paid by domestic corporations,
     o    dividends paid by qualified foreign corporations, including:
          -    corporations incorporated in a possession of the U.S.,
          -    corporations  eligible  for income tax treaty  benefits  with the
               U.S. under treaties  determined by the Treasury  Department to be qualified, and
          -    corporations  whose  stock  is  traded  on  domestic   securities
               exchange.

     Dividends from corporations exempt from tax, dividends from passive foreign investment  companies  (PFICs),  and dividends paid from interest  earned by the
Funds on debt  securities  generally  will not  qualify for this  favorable  tax treatment.

     Both the Funds and the investor must each  separately  meet certain holding period requirements to qualify Fund dividends for this treatment.  Specifically, the Funds  must hold the stock for at least 61 days  during the  121-day  period beginning 60 days before the stock  becomes  ex-dividend.  Similarly,  investors must hold their  Fund  shares for at least 61 days  during  the  121-day  period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date  following  the  declaration  of a dividend  on which the purchaser  of stock is not  entitled  to  receive  the  dividend  payment.  When counting the number of days you held your Fund shares,  include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal year, the Funds will designate the portion of its ordinary  dividend  income that meets the  definition of qualified  dividend income  taxable at reduced  rates.  If 95% or more of the Funds'  income is from qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.  These reduced rates of taxation for qualified  dividends are scheduled to expire for taxable years  beginning  after
December 31, 2008, unless extended or made permanent before that date.

Dividends-received deduction for corporations

     If you are a corporate  shareholder,  a percentage of the dividends paid by
the  Funds'   for  the  most   recent   fiscal   year  will   qualify   for  the
dividends-received  deduction.  You may be  allowed  to deduct  these  qualified dividends,  thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Funds as eligible for such treatment. All dividends  (including the deducted portion) must be included in your alternative minimum taxable income  calculation.  If the Funds' income is derived  primarily from either  investments in foreign rather than domestic  securities or interest rather than  dividends,  generally  none of its  distributions  are  expected to qualify for the corporate dividends-received deduction.

Investment in complex securities

     The Funds may invest in complex securities (e.g., futures, options, forward currency  contracts,  short-sales,  PFICs, etc.) that may be subject to numerous special and complex tax rules.  These rules could affect  whether gain or losses recognized  by the Funds are treated as  ordinary or capital,  or as interest or dividend income.  These rules could also accelerate the recognition of income to the Funds  (possibly  causing the Funds to sell securities to raise the cash for necessary  distributions).  These  rules  could  defer  the  Funds'  ability  to recognize a loss,  and,  in limited  cases,  subject  the Funds to U.S.  federal income  tax on income  from  certain  foreign  securities.  These  rules  could, therefore,  affect the amount, timing, or character of the income distributed to you by the Funds.

     Short sales and securities lending  transactions.  The Funds' entry into an option or other  contract  could be  treated  as the  "constructive  sale" of an
"appreciated  financial  position," causing it to realize gain, but not loss, on
the  position.   Additionally,   the  Funds'  entry  into   securities   lending
transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified  dividend  income.  This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

Backup withholding

     By law, the Funds must withhold a portion of your taxable distributions and redemption  proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not  subject  to backup  withholding,  and  certify  that you are a U.S.  person
(including  a U.S.  resident  alien).  The Funds also must  withhold  if the IRS instructs it to do so. When withholding is required, the rate will be 28% of any distributions or proceeds paid.

Non-U.S. investors

     Non-U.S.  Investors may be subject to U.S.  withholding  and estate tax and are subject to special  U.S. tax  certification  requirements.  Foreign  persons
should  consult  their  tax  advisors  about  the   applicability  of  U.S.  tax
withholding and the use of the appropriate forms to certify their status.

     In general,  the United Sates imposes a flat 30%  withholding tax (or lower
treaty  rate)  on  U.S.  source   dividends.   Certain   exceptions  may  apply.
Exempt-interest  dividends are not subject to U.S. withholding tax. Capital gain dividends  paid by the Fund from either  long-term or  short-term  capital gains
(other than gain realized on  disposition  of U.S. real property  interests) are not  subject  to  U.S.  withholding  tax  unless  you  are a  nonresident  alien individual present in the United States for a period or periods  aggregating 183 days or more during the taxable year.

     In addition,  the Funds may invest in  securities of  corporations  or real estate  investment  trusts  (REITs)  that invest in real  property.  The Foreign
Investment  in Real  Property Tax Act of 1980 (FIRPTA)  makes  non-U.S.  persons subject to U.S. tax on disposition of a U.S. real property  interest as if he or she were a U.S.  person.  Such gain is sometimes  referred to as FIRTPA gain. To the extent  that the Funds  realizes  a gain on its  investment  in a U.S.  real property  interest,  or receives a  distribution  from the gain on the sale of a
U.S. real property interest realized on one of its investments,  and passes that gain through to its  shareholders,  such a distribution  when made to a non-U.S.
shareholder  may be  subject  to U.S.  withholding  tax at a rate of 35% and may require the filing of a nonresident U.S. income tax return.

     Also,  interest-related dividends paid by the Funds from qualified interest income are not subject to U.S.  withholding  tax.  "Qualified  interest  income"
includes,  in general,  U.S.  source (1) bank deposit  interest,  (2) short-term original discount and (3) interest  (including  original issue discount,  market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation  issued by a corporation  or partnership in which the Fund is a 10-percent  shareholder or is contingent  interest,  and (4)
any interest-related dividend from another regulated investment company.

     Ordinary  dividends  paid by the Funds to non-U.S.  investors on the income earned  on  portfolio  investments  in (i) the  stock of  domestic  and  foreign corporations,  and (ii) the debt of foreign  issuers  continue  to be subject to
U.S. withholding tax. The exemption from withholding for short-term capital gain dividends  and  interest-related  dividends  paid by the Fund is  effective  for dividends  paid  with  respect  to  taxable  years of the Fund  beginning  after
December 31, 2004 and before January 1, 2008.

     A partial  exemption from U.S. estate tax may apply to stock in a Fund held by the estate of a nonresident  decedent.  The amount treated as exempt is based upon  the  proportion  of the  assets  held by a Fund at the end of the  quarter immediately preceding the decedent's death that are debt obligations,  deposits, or other property that would generally be treated as situated outside the United
States if held directly by the estate. This provision applies to decedents after
December 31, 2005 and before January 1, 2008.

     Special U.S. tax certification requirements apply to non-U.S.  Shareholders both to avoid U.S. backup withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the  shareholder's  country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial  owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S.  taxpayer  identification  number  will  remain  in  effect  for a period beginning on the date signed and ending on the last day of the third  succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

MAJOR SHAREHOLDERS

     Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance
Company,  each  located  at One  Nationwide  Plaza,  Columbus,  Ohio  43215  and
Nationwide  Life  Insurance  Company  of  America  ("NLICA"),  located  at  1000
Chesterbrook  Boulevard,   Berwyn,  Pennsylvania  19312,  are  wholly  owned  by
Nationwide  Financial  Services,  Inc.  ("NFS").  Nationwide  Life  and  Annuity
Insurance Company of America, located at 300 Continental Drive, Newark, Delaware
19713,  is wholly  owned by NLICA.  NFS, a holding  company,  has two classes of common stock  outstanding  with  different  voting  rights  enabling  Nationwide
Corporation (the holder of all outstanding Class B Common Stock) to control NFS.
Nationwide  Corporation is also a holding  company in the  Nationwide  Insurance
Enterprise.  All of the  common  stock  of  Nationwide  Corporation  is  held by
Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance
Company (4.7%), each of which is a mutual company owned by its policyholders.

     The  Nationwide  Life  Insurance  Company  and its  affiliates  directly or indirectly own the Adviser.  Since the Funds have not yet commenced  operations, it is expected that upon commencement of the public offering, the Adviser or one of its affiliates will own all or substantially all of the Fund's shares. To the extent  Nationwide  Life  Insurance  Company  and  its  affiliates  directly  or indirectly  own,  control and hold power to vote 25% or more of the  outstanding shares of the Funds,  they are deemed to have  "control"  over matters which are subject to a vote of the Fund's shares.

FINANCIAL STATEMENTS

     A copy of each Fund's  annual  report may be obtained  without  charge upon request by writing the Fund or by calling toll free 1-800-848-6331. As the Funds are new,  the first annual  report will be  available  on or about  December 31,
2006.

                                   APPENDIX A

                                  DEBT RATINGS

                         STANDARD & POOR'S DEBT RATINGS

A Standard & Poor's  corporate or municipal debt rating is a current  assessment of the  creditworthiness  of an obligor with  respect to a specific  obligation.
This  assessment  may  take  into  consideration  obligors  such as  guarantors, insurers, or lessees.

The debt rating is not a recommendation  to purchase,  sell, or hold a security, inasmuch  as it does  not  comment  as to  market  price  or  suitability  for a particular investor.  The ratings are based on current information  furnished by the issuer or  obtained by  Standard & Poor's  from other  sources it  considers reliable.  Standard & Poor's  does not perform an audit in  connection  with any rating and may,  on  occasion,  rely on  unaudited  financial  information.  The ratings may be changed,  suspended,  or  withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

     1.   Likelihood of default - capacity and  willingness of the obligor as to
          the  timely   payment  of  interest  and  repayment  of  principal  in
          accordance with the terms of the obligation.

     2.   Nature of and provisions of the obligation.

     3.   Protection  afforded by, and relative  position of, the  obligation in the event of bankruptcy,  reorganization,  or other  arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                INVESTMENT GRADE

AAA- Debt rated  `AAA' has the  highest  rating  assigned  by Standard & Poor's.
     Capacity to pay interest and repay principal is extremely strong.

AA-  Debt  rated  `AA' has a very  strong  capacity  to pay  interest  and repay principal and differs from the highest rated issues only in small degree.

A-   Debt rated `A' has a strong  capacity to pay interest  and repay  principal although it is somewhat more  susceptible to the adverse effects of changes in  circumstances  and  economic  conditions  than  debt  in  higher  rated categories.

BBB- Debt rated `BBB' is regarded as having an adequate capacity to pay interest and repay  principal.  Whereas it  normally  exhibits  adequate  protection parameters,  adverse economic conditions or changing circumstances are more likely to lead to a weakened  capacity to pay interest and repay  principal for debt in this category than in higher rated categories.

                                SPECULATIVE GRADE

Debt rated `BB',  `B', `CCC',  `CC' and `C' is regarded as having  predominantly speculative  characteristics  with respect to capacity to pay interest and repay principal.  `BB' indicates the least degree of speculation  and `C' the highest.
While such debt will likely have some  quality and  protective  characteristics, these are outweighed by large  uncertainties  or major risk exposures to adverse conditions.

BB-  Debt rated `BB' is less i  vulnerable  to  default  than other  speculative issues.  However,  it faces  major  ongoing  uncertainties  or  exposure to adverse  business,  financial,  or economic  conditions which could lead to inadequate capacity to meet timely interest and principal payments.

                                      A-1

B-   Debt  rated `B' has a greater  vulnerability  to default  than  obligations rated BB but  currently  has the  capacity to meet  interest  payments  and principal repayments.  Adverse business,  financial, or economic conditions will  likely  impair  capacity or  willingness  to pay  interest  and repay principal.

CCC- Debt rated `CCC' is currently  vulnerable to default, and is dependent upon favorable  business,  financial,  and  economic  conditions  to meet timely payment of interest  and  repayment of  principal.  In the event of adverse business,  financial, or economic conditions,  it is not likely to have the capacity to pay interest and repay principal.

CC-  Debt rated `CC' typically is currently highly vulnerable to nonpayment.

C-   Debt rated `C'  signifies  that a bankruptcy  petition has been filed,  but debt service payments are continued.

D-   Debt rated `D' is in payment default.  The `D' rating category is used when interest  payments or principal  payments are not made on the date due even if the applicable  grace period has not expired,  unless  Standard & Poor's believes that such payments will be made during such grade period.  The `D'
     rating also will be used upon the filing of a  bankruptcy  petition if debt service payments are jeopardized.

                         MOODY'S LONG-TERM DEBT RATINGS

Aaa- Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest  degree of investment  risk and are  generally  referred to as
     "gilt  edged."  Interest  payments  are  protected  by a  large  or  by  an exceptionally  stable  margin and  principal  is secure.  While the various protective elements are likely to change, such changes as can be visualized are most  unlikely  to impair the  fundamentally  strong  position  of such issues.

Aa-  Bonds which are rated Aa are judged to be of high quality by all standards.
     Together with the Aaa group they comprise what are generally  known as high grade bonds.  They are rated lower than the best bonds  because  margins of protection  may not be as  large as in Aaa  securities  or  fluctuation  of protective  elements  may be of  greater  amplitude  or there  may be other elements  present which make the long-term risk appear somewhat larger than in Aaa securities.

A-   Bonds which are rated A possess many  favorable  investment  attributes and are to be considered as  upper-medium  grade  obligations.  Factors  giving security to principal and interest are  considered  adequate,  but elements may be present which suggest a  susceptibility  to impairment  some time in the future.

Baa- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly  protected nor poorly secured).  Interest  payments and  principal  security  appear  adequate  for  the  present  but  certain protective elements may be lacking or may be characteristically  unreliable over any great  length of time.  Such  bonds  lack  outstanding  investment characteristics and in fact have speculative characteristics as well.

Ba-  Bonds  which are rated Ba are judged to have  speculative  elements;  their future cannot be considered well-assured.  Often the protection of interest and  principal  payments  may  be  very  moderate,  and  thereby  not  well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B-   Bonds which are rated B generally  lack  characteristics  of the  desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa- Bonds  which are  rated Caa are of poor  standing.  Such  issues  may be in default  or there  may be  present  elements  of  danger  with  respect  to principal or interest.

                                      A-2

Ca-  Bonds which are rated Ca represent  obligations  which are speculative in a high  degree.  Such  issues  are  often in  default  or have  other  marked shortcomings.

C-   Bonds which are rated C are the lowest rated class of bonds,  and issues so rated can be regarded as having  extremely poor prospects of ever attaining any real investment standing.

                            STATE AND MUNICIPAL NOTES

Excerpts from Moody's, description of state and municipal note ratings:

MIG-1- Notes bearing this  designation are of the best quality,  enjoying strong protection from established  cash flows of funds for their servicing from established and board-based access to the market for refinancing, or both.

MIG-2- Notes  bearing  this  designation  are of high  quality,  with margins of protection ample although not so large as in the preceding group.

MIG-3- Notes  bearing  this  designation  are of  favorable  quality,  with  all security elements accounted for but lacking the strength of the preceding grade. Market access for refinancing, in particular, is likely to be less well established.

               FITCH IBCA INFORMATION SERVICES, INC. BOND RATINGS

Fitch IBCA Information  Services,  Inc. ("Fitch")  investment grade bond ratings provide a guide to investors in determining  the credit risk  associated  with a particular  security.  The ratings represent Fitch's  assessment of the issuer's ability to meet the  obligations  of a specific debt issue or class of debt in a timely manner.

The  rating  takes  into  consideration  special  features  of  the  issue,  its relationship  to other  obligations of the issuer,  the current and  prospective financial  condition and operating  performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch  ratings do not  reflect  any credit  enhancement  that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same  rating are of similar  but not  necessarily  identical
credit  quality  since  the  rating   categories  do  not  fully  reflect  small
differences in the degrees of credit risk.

Fitch  ratings  are not  recommendations  to buy,  sell,  or hold any  security.
ratings do not comment on the adequacy of market price,  the  suitability of any security for a particular  investor,  or the tax-exempt  nature or taxability of payments made in respect of any security.

Fitch ratings are based on information  obtained from issuers,  other  obligors, underwriters,  their  experts,  and other sources Fitch believes to be reliable.
Fitch  does not  audit or  verify  the truth or  accuracy  of such  information.
Ratings may be changed,  suspended,  or  withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA  Bonds  considered  to be  investment  grade  and  representing  the  lowest expectation  of  credit  risk.  The  obligor  has an  exceptionally  strong capacity for timely  payment of financial  commitments,  a capacity that is highly unlikely to be adversely affected by foreseeable events.

AA   Bonds  considered to be investment  grade and of very high credit  quality.
     This  rating  indicates  a very  strong  capacity  for  timely  payment  of financial commitments,  a capacity that is not significantly  vulnerable to foreseeable events.

                                      A-3

A    Bonds  considered to be investment grade and represent a low expectation of credit risk. This rating  indicates a strong capacity for timely payment of financial commitments.  This capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.

BBB  Bonds  considered to be in the lowest  investment  grade and indicates that there is currently low  expectation of credit risk. The capacity for timely payment of  financial  commitments  is  considered  adequate,  but  adverse changes in economic  conditions and circumstances are more likely to impair this capacity.

BB   Bonds are  considered  speculative.  This rating  indicates that there is a possibility  of  credit  risk  developing,  particularly  as the  result of
     adverse  economic  changes  over  time;  however,   business  or  financial
     alternatives  may be available to allow  financial  commitments  to be met.
     Securities rated in this category are not investment grade.

B    Bonds  are  considered  highly  speculative.  This  rating  indicates  that significant credit risk is present, but a limited margin of safety remains.
     Financial  commitments  are  currently  being met;  however,  capacity  for continued  payment is contingent upon a sustained,  favorable  business and economic environment.

CCC, Bonds are  considered a high default risk.  Default is a real  possibility.
CC   Capacity  for  meeting   financial   commitments  is  solely  reliant  upon
and  sustained,  favorable  business  or  economic  developments.  A `CC' rating
C    indicates  that default of some kind appears  probable.  `C' rating signals imminent default.

DDD, Bonds are in default.  Such bonds are not meeting  current  obligations and
DD   are  extremely  speculative.  `DDD'  designates  the highest  potential for and  recovery  of  amounts  outstanding  on  any  securities  involved  and  `D'
D    represents the lowest potential for recovery.

                               SHORT-TERM RATINGS

                   STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard  & Poor's  commercial  paper  rating is a current  assessment  of the likelihood  of timely  payment of debt  considered  short-term  in the  relevant market.

Ratings are graded into several  categories,  ranging from `A-1' for the highest quality obligations to `D' for the lowest. These categories are as follows:

A-1  This highest category  indicates that the degree of safety regarding timely payment is strong.  Those issues  determined  to possess  extremely  strong safety characteristics are denoted with a plus sign (+) designation.

A-2  Capacity   for  timely   payment  on  issues  with  this   designation   is
     satisfactory.  However, the relative degree of safety is not as high as for issues designated `A-1'.

A-3  Issues carrying this designation have adequate capacity for timely payment.
     They are,  however,  more  vulnerable to the adverse  effects of changes in circumstances than obligations carrying the higher designations.

B    Issues  rated `B' are  regarded as having  only  speculative  capacity  for timely payment.

C    This  rating is assigned  to  short-term  debt  obligations  with  doubtful capacity for payment.

D    Debt rated `D' is in payment default.  the `D' rating category is used when interest payments or principal  payments are not made on the date due, even if the applicable  grace period has not expired,  unless  Standard & Poor's believes that such payments will be made during such grade period.

                                      A-4

                         STANDARD & POOR'S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes.  Notes  maturing  in three  years or less will  likely  receive a note rating.  Notes maturing  beyond three years will most likely receive a long-term debt rating.

     The following criteria will be used in making the assessment:

     1.   Amortization  schedule  - the larger the final  maturity  relative  to other  maturities,  the more  likely  the issue is to be  treated as a note.

     2.   Source of  payment - the more the issue  depends on the market for its refinancing, the more likely it is to be considered a note.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong  capacity to pay  principal  and  interest are given a plus (+)
     designation.

SP-2 Satisfactory   capacity  to  pay   principal   and   interest,   with  some
     vulnerability  to adverse  financial and economic  changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

                           MOODY'S SHORT-TERM RATINGS

Moody's  short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations.  These obligations have an original maturity not exceeding one year, unless  explicitly noted.  Moody's employs the following three designations,  all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting  institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be  evidenced  by the  following  characteristics:  (I) leading  market positions  in well  established  industries,  (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset  protection,  (IV) broad  margins in  earnings  coverage of fixed  financial  charges  and  high  internal  cash  generation,  and (V)  well established  access to a range of  financial  markets  and  assured  sources  of alternative liquidity.

Issuers rated Prime-2 (or supporting  institutions)  have a strong  capacity for repayment of short-term promissory obligations.  This will normally be evidenced by many of the  characteristics  cited above,  but to a lesser degree.  Earnings trends and  coverage  ratios,  while sound,  will be more subject to  variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting  institutions) have an acceptable  capacity for  repayment  of  short-term  promissory  obligations.  The effect of industry characteristics  and market  composition may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements  and may  require  relatively  high  financial  leverage.  Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the prime rating categories.

                                      A-5

                              MOODY'S NOTE RATINGS

MIG  1/VMIG 1 This  designation  denotes best quality.  There is present  strong protection  by  established  cash  flows,  superior  liquidity  support  or demonstrated broad based access to the market for refinancing.

MIG  2/VMIG 2 This designation  denotes high quality.  Margins of protection are ample although not so large as in the preceding group.

MIG  3/VMIG 3 This designation denotes favorable quality.  All security elements are  accounted  for but there is lacking  the  undeniable  strength  of the preceding  grades.  Liquidity  and cash flow  protection  may be narrow and market access for refinancing is likely to be less well established.

MIG  4/VMIG 4 This designation  denotes adequate  quality.  Protection  commonly regarded as required of an investment  security is present and although not distinctly or predominantly speculative, there is specific risk.

SG   This  designation  denotes  speculative  quality.  Debt instruments in this category lack margins of protection.

                           FITCH'S SHORT-TERM RATINGS

Fitch's  short-term ratings apply to debt obligations that are payable on demand or have original  maturities of up to three years,  including  commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The  short-term  rating places greater  emphasis than a long-term  rating on the existence of liquidity  necessary to meet the issuer's  obligations  in a timely manner.

     F-1+ Exceptionally  strong credit quality.  Issues assigned this rating are regarded  as having  the  strongest  degree of  assurance  for  timely payment.

     F-1  Very strong credit  quality.  Issues  assigned this rating  reflect an assurance of timely  payment only  slightly less in degree than issues rated F-1+.

     F-2  Good credit  quality.  Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

                                      A-6

                                   APPENDIX B

                       PROXY VOTING GUIDELINES SUMMARIES

GARTMORE MUTUAL FUNDS CAPITAL TRUST
GENERAL

     The Boards of Trustees of the Funds has confirmed the continued  delegation of the  authority  to  vote  proxies  relating  to the  securities  held  in the portfolios of the Funds to the Fund's investment adviser or sub-adviser,  as the case may be,  after each such Board  reviewed  and  considered  the proxy voting policies and procedures used by each of the investment advisers and sub-advisers of the Funds, some of which advisers and sub-advisers use an independent service provider, as described below.

     The Gartmore  Mutual Fund Capital Trust.  (hereinafter  "Gartmore"),  is an investment  adviser that is  registered  with the U.S.  Securities  and Exchange
Commission  (the "SEC")  pursuant to the  Investment  Advisers  Act of 1940,  as amended (the "Advisers Act").  Gartmore provides investment advisory services to various  types of clients,  including  registered  and  unregistered  investment companies,  collective trusts,  institutional separate accounts,  wrap accounts, insurance general accounts, charitable endowments, Taft-Hartley Act plans, ERISA
plans,   state-sponsored  funds,  managed  separate  accounts,  and  individuals
(hereinafter referred to collectively as the "Clients").

     Voting proxies that are received in connection  with  underlying  portfolio securities held by Clients is an important  element of the portfolio  management services that Gartmore performs for Clients.  Gartmore's goal in performing this service is to make proxy voting decisions: (i) to vote or not to vote proxies in a manner that serves the best economic  interests of advisory clients;  and (ii)
that avoid the  influence  of conflicts  of  interest.  To implement  this goal,
Gartmore  has adopted  proxy  voting  guidelines  (the  "Gartmore  Proxy  Voting
Guidelines")  to  assist  Gartmore  in  making  proxy  voting  decisions  and in developing  procedures for effecting those decisions.  The Gartmore Proxy Voting
Guidelines  are designed to ensure that where Gartmore has the authority to vote proxies, all legal, fiduciary, and contractual obligations will be met.

     The Gartmore  Proxy Voting  Policies  address a wide variety of  individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures and the election of directors, executive and director compensation,  reorganizations,  mergers, and various shareholder proposals. The proxy voting records of the Funds will be available to shareholders on the SEC's website beginning September, 2004.

HOW PROXIES ARE VOTED

     Gartmore has delegated to Institutional  Shareholder  Services ("ISS"),  an
independent  service  provider,  the  administration  of proxy voting for Client portfolio securities directly managed by Gartmore.  ISS, a Delaware corporation, provides  proxy-voting  services  to many asset  managers on a global  basis.  A committee  of  Gartmore  personnel  has  reviewed,  and will  continue to review annually,  Gartmore's relationship with ISS and the quality and effectiveness of the various services provided by ISS.

     Specifically,  ISS  assists  Gartmore  in the proxy  voting  and  corporate governance  oversight  process by developing  and updating the "ISS Proxy Voting
Guidelines,"  which are incorporated into the Gartmore Proxy Voting  Guidelines, and  by  providing  research  and  analysis,  recommendations  regarding  votes, operational implementation, and recordkeeping and reporting services. Gartmore's decision to retain ISS is based  principally  on the view that the services that
ISS provides,  subject to oversight by Gartmore,  generally will result in proxy voting  decisions which serve the best economic  interests of Clients.  Gartmore has reviewed,  analyzed, and determined that the ISS Proxy Voting Guidelines are consistent  with the views of Gartmore on the various types of proxy  proposals.
When the ISS Proxy Voting Guidelines do not cover a specific proxy issue and ISS does not  provide  a  recommendation:  (i) ISS will  notify  Gartmore;  and (ii)
Gartmore will use its best judgment in voting  proxies on behalf of the Clients.
A summary of the ISS Proxy Voting Guidelines is set forth below.

                                      B-1

CONFLICTS OF INTEREST

     Gartmore and Gartmore's  subsidiaries do not engage in investment  banking, administration  or  management  of  corporate  retirement  plans,  or any  other activity that is likely to create a potential conflict of interest. In addition, because Client proxies are voted by ISS pursuant to the pre-determined ISS Proxy
Voting Guidelines,  Gartmore generally does not make an actual  determination of how to vote a particular proxy, and,  therefore,  proxies voted on behalf of the
Clients do not reflect any  conflict of  interest.  Nevertheless,  the  Gartmore
Proxy Voting  Guidelines  address the possibility of such a conflict of interest arising.

     The Gartmore Proxy Voting Guidelines provide that, if a proxy proposal were to create a conflict of interest  between the interests of a Client and those of
Gartmore  (or  between  a  Client  and  those of any of  Gartmore's  affiliates, including Gartmore Distribution Services, Inc., and Nationwide),  then the proxy should be voted  strictly  in  conformity  with the  recommendation  of ISS.  To monitor  compliance  with this policy,  any proposed or actual  deviation from a recommendation  of ISS must be reported to the chief counsel for  Gartmore.  The chief counsel for Gartmore then will provide  guidance  concerning  the proposed deviation and whether a deviation  presents any potential  conflict of interest.
If Gartmore then casts a proxy vote that  deviates  from an ISS  recommendation, the affected  Client (or other  appropriate  Client  authority)  will be given a report of this deviation.

CIRCUMSTANCES UNDER WHICH PROXIES WILL NOT BE VOTED

     Gartmore, through ISS, shall attempt to process every vote for all domestic and foreign proxies that Gartmore receives; however, there may be cases in which
Gartmore will not process a proxy because it is  impractical or too expensive to do so. For  example,  Gartmore  will not  process a proxy in  connection  with a foreign  security if the cost of voting a foreign proxy outweighs the benefit of voting the  foreign  proxy,  when  Gartmore  has not been given  enough  time to process the vote, or when a sell order for the foreign  security is  outstanding and proxy voting would impede the sale of the foreign security.  Also,  Gartmore generally  will not seek to recall  the  securities  on loan for the  purpose of voting the securities.

DELEGATION OF PROXY VOTING TO SUB-ADVISERS TO FUNDS

     For  any  Fund,  or  portion  of a  Fund  that  is  directly  managed  by a sub-adviser  (other than  Gartmore),  the Trustees of the Fund and Gartmore have delegated  proxy voting  authority to that  sub-adviser.  Each  sub-adviser  has provided  its proxy  voting  policies  to the Board of  Trustees of the Fund and
Gartmore  for their  respective  review  and these  proxy  voting  policies  are described  below.  Each  sub-adviser  is required (1) to represent  quarterly to
Gartmore that all proxies of the Fund(s) advised by these sub-adviser were voted in  accordance  with the  sub-adviser's  proxy  voting  policies  as provided to
Gartmore  and (2) to confirm  that there  have been no  material  changes to the sub-adviser's proxy voting policies.

INSTITUTIONAL SHAREHOLDER SERVICES ("ISS")

1.   AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

     o    An  auditor  has a  financial  interest  in or  association  with  the company, and is therefore not independent
     o    Fees for non-audit services are excessive, or
     o    There is reason to believe that the  independent  auditor has rendered an opinion which is neither  accurate nor  indicative of the company's financial position.

2.   BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the
following  factors:   independence  of  the  board  and  key  board  committees, attendance at board meetings, corporate governance

                                      B-2

provisions and takeover activity, long-term company performance,  responsiveness to  shareholder  proposals,  any  egregious  board  actions,  and any  excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD
Vote AGAINST proposals to classify the board.
Vote FOR  proposals  to repeal  classified  boards  and to elect  all  directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)
Vote on a CASE-BY-CASE basis shareholder  proposals requiring that the positions of chairman and CEO be held  separately.  Because some companies have governance structures in place that  counterbalance  a combined  position,  certain factors should be taken into  account  in  determining  whether  the  proposal  warrants support.  These  factors  include  the  presence of a lead  director,  board and committee independence,  governance guidelines,  company performance, and annual review by outside directors of CEO pay.

MAJORITY  OF  INDEPENDENT   DIRECTORS/ESTABLISHMENT   OF  COMMITTEES   VOTE  FOR
SHAREHOLDER PROPOSALS ASKING THAT A MAJORITY OR MORE OF DIRECTORS BE INDEPENDENT
UNLESS THE BOARD  COMPOSITION  ALREADY  MEETS THE  PROPOSED  THRESHOLD  BY ISS'S
DEFINITION OF INDEPENDENCE.

VOTE FOR SHAREHOLDER  PROPOSALS  ASKING THAT BOARD AUDIT,  COMPENSATION,  AND/OR
NOMINATING  COMMITTEES ARE COMPOSED EXCLUSIVELY OF INDEPENDENT DIRECTORS IF THEY
CURRENTLY DO NOT MEET THAT STANDARD.

3.   SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Vote  AGAINST  proposals  to restrict or  prohibit  shareholder  ability to take action by written consent.

Vote FOR  proposals  to allow  or make  easier  shareholder  action  by  written consent.

Shareholder Ability to Call Special Meetings
Vote  AGAINST  proposals  to restrict or  prohibit  shareholder  ability to call special meetings.

Vote FOR proposals that remove  restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS
Vote AGAINST proposals to require a supermajority shareholder vote.

VOTE FOR PROPOSALS TO LOWER SUPERMAJORITY VOTE REQUIREMENTS.

CUMULATIVE VOTING
Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit  cumulative  voting on a CASE-BY-CASE  basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING
Vote FOR shareholder  proposals  requesting that corporations adopt confidential voting,  use  independent  vote  tabulators  and use  independent  inspectors of election,  as long as the proposal  includes a provision  for proxy  contests as follows: In the case of a contested election,  management should be permitted to request that the dissident group honor its  confidential  voting policy.  If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

                                      B-3

4.   PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS
Votes in a contested  election of directors  must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's  track record,  qualifications  of director nominees (both slates), and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES
Vote  CASE-BY-CASE.  Where ISS  recommends in favor of the  dissidents,  we also recommend voting for reimbursing proxy solicitation expenses.

5.   POISON PILLS

Vote FOR shareholder  proposals that ask a company to submit its poison pill for shareholder  ratification.  Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's  poison pill and  management  proposals to ratify a poison pill.

6.   MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness  opinion,  pricing,  strategic  rationale,  and the  negotiating process.

7.   REINCORPORATION PROPOSALS

PROPOSALS TO CHANGE A COMPANY'S STATE OF INCORPORATION  SHOULD BE EVALUATED ON A
CASE-BY-CASE  BASIS,  GIVING  CONSIDERATION  TO  BOTH  FINANCIAL  AND  CORPORATE
GOVERNANCE CONCERNS, INCLUDING THE REASONS FOR REINCORPORATING,  A COMPARISON OF
THE GOVERNANCE PROVISIONS, AND A COMPARISON OF THE JURISDICTIONAL LAWS. VOTE FOR
REINCORPORATION  WHEN THE  ECONOMIC  FACTORS  OUTWEIGH  ANY  NEUTRAL OR NEGATIVE
GOVERNANCE CHANGES.

8.   CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION
Votes on proposals  to increase the number of shares of common stock  authorized for issuance are determined on a CASE-BY-CASE  basis using a model  developed by
ISS.

Vote AGAINST  proposals at  companies  with  dual-class  capital  structures  to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve  increases  beyond the  allowable  increase when a company's  shares are in danger of being  delisted or if a company's  ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK
Vote  AGAINST  proposals  to create a new class of common  stock  with  superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting  common stock if:

     o    It is intended for  financing  purposes with minimal or no dilution to current shareholders
     o    It is not  designed  to  preserve  the  voting  power of an insider or significant shareholder

9.   EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation  plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of  shareholder  wealth  (the dollar cost of pay plans to  shareholders instead  of  simply  focusing  on voting  power  dilution).  Using the  expanded compensation data disclosed

                                      B-4

under the SEC's rules,  ISS will value every award type. ISS will include in its analyses an  estimated  dollar  cost for the  proposed  plan and all  continuing plans. This cost, dilution to shareholders'  equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power.  Once ISS  determines  the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly  permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS
Votes on management  proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

     o    Historic trading patterns
     o    Rationale for the repricing
     o    Value-for-value exchange
     o    Option vesting
     o    Term of the option
     o    Exercise price
     o    Participation

EMPLOYEE STOCK PURCHASE PLANS
Votes on employee  stock  purchase  plans should be determined on a CASE-BY-CASE basis. Vote FOR employee stock purchase plans where all of the following apply:

     o    Purchase price is at least 85 percent of fair market value
     o    Offering period is 27 months or less, and
     o    Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite  conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION
Vote on a  CASE-BY-CASE  basis for all  other  shareholder  proposals  regarding executive and director pay, taking into account company  performance,  pay level versus peers, pay level versus industry, and long term corporate outlook.

10.  SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment  and energy,  general  corporate  issues,  labor standards and human rights, military business, and workplace diversity.

In general,  vote  CASE-BY-CASE.  While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations  focuses on how the proposal will enhance the economic value of the company.

                                      B-5

                                   APPENDIX C

                                PORTFOLIO MANAGER

INVESTMENTS IN EACH FUND

Name of Portfolio     Fund Name                      Dollar Range of
Manager                                              Investments in Each Fund

Joseph A. Cerniglia   Gartmore Small Cap Core Fund   [None]
                      Gartmore Market Neutral        [None]
                      Long-Short Fund

DESCRIPTION OF COMPENSATION STRUCTURE

Gartmore Mutual Funds Capital Trust ("Gartmore"):

     Gartmore  uses a  compensation  structure  that is  designed to attract and retain high-caliber investment professionals. Portfolio managers are compensated based primarily on the scale and complexity of their portfolio  responsibilities and the total return  performance of mutual funds, other managed pooled vehicles and  managed  separate  accounts  over  which they have  responsibility,  versus appropriate  peer  groups and  benchmarks.  Portfolio  manager  compensation  is reviewed  annually and may be modified at any time as  appropriate to adjust the factors used to determine bonuses or other compensation components.

     Each  portfolio  manager is paid a base  salary that  Gartmore  believes is industry  competitive  in  light  of  the  portfolio  manager's  experience  and responsibility.  In addition,  each portfolio  manager is eligible to receive an annual cash bonus that is derived from both  quantitative  and  non-quantitative factors. Quantitative factors include fund/account performance and the financial performance of Gartmore or its parent company. The performance of the investment companies and other  accounts  each  portfolio  manager  manages has a paramount impact on such person's  compensation.  For equity funds, pre-tax performance is measured, on a one-year basis, for each of the previous three calendar years, as compared  to each such  fund's or  account's  stated  benchmark  index.  Pre-tax investment  performance  of most fixed  income  portfolio  managers  is measured against a fund's stated  benchmark over various time periods (e.g.,  on a one or three year  basis,  etc.).  Additionally,  mutual fund  performance  is measured against industry peer group rankings, which may provide performance rankings for both shorter  periods as well as blended  rankings for longer term  performance.
Gartmore  uses this dual  approach in order to create  incentives  for portfolio managers to sustain  favorable  results from one year to the next, and to reward managers  for  performance  that has  improved  considerably  during  the recent period.  Less significant in annual  compensation  determinations are subjective factors as  identified  by  Gartmore's  Chief  Investment  Officer or such other managers as may be appropriate.

     The bonus determination components apply on an aggregate basis with respect
to  all  accounts  managed  by  a  particular   portfolio   manager,   including
unregistered   pooled  investment  vehicles  and  separate  investment  advisory accounts. The compensation of portfolio managers with other job responsibilities
(such as managerial, providing analytical support for other accounts, etc.) will include  consideration of the scope of such  responsibilities  and the managers'
performance  in meeting  them.  Funds and accounts  that have  performance-based
advisory  fees  are  not  accorded  disproportionate   weightings  in  measuring
aggregate portfolio manager performance.

     Annual  bonuses may vary  significantly  from one year to the next based on all of these  factors.  High  performing  portfolio  managers may receive annual bonuses  that  constitute  a  substantial  portion  of  their  respective  total compensation.

                                      C-1

     Portfolio  managers  also may be  awarded  unregistered  restricted  equity interests in a related  Gartmore  entity that  typically  vest over time and are designed to create  incentives  to retain key talent and,  with the exception of personnel of Gartmore Global  Partners  (which is based in the United  Kingdom), they are eligible to participate in a non-qualified  deferred  compensation plan sponsored by  Nationwide  Mutual Life  Insurance  Company,  Gartmore's  ultimate parent company.  Such plan affords  participating United States-based  employees the  tax  benefits  of  deferring  the  receipt  of  a  portion  of  their  cash compensation.  Portfolio  managers  also may  participate  in benefit  plans and programs available generally to all Gartmore employees.

OTHER MANAGED ACCOUNTS

The following chart  summarizes  information  regarding  accounts other than the
Funds   for   which   the   portfolio   manager   has   day-to-day    management
responsibilities.  Accounts are grouped into the following three categories: (1)
mutual funds; (2) other pooled investment vehicles;  and (3) other accounts.  To the  extent  that any of these  accounts  pay  advisory  fees  that are based on account performance ("performance-based fees"), information on those accounts is provided separately.

--------------------------------- ----------------------------------------------
                                  Number of Accounts Managed by Each Portfolio
Name of Portfolio Manager         Manager and Total Assets by Category
--------------------------------- ----------------------------------------------

--------------------------------- ----------------------------------------------
Joseph A. Cerniglia               Mutual Funds:  __ accounts, __ total assets
                                  Other Pooled Investment
                                  Vehicles:  __ accounts, __ billion total
                                  assets
                                  Other Accounts: __ accounts, __ billion total
                                  assets (__ billion total assets for which
                                  advisory fee is based on performance)
--------------------------------- ----------------------------------------------

POTENTIAL CONFLICTS OF INTEREST

Gartmore Mutual Fund Capital Trust ("Gartmore"):

     It is possible that conflicts of interest may arise in connection  with the portfolio  managers'  management of the Funds on the one hand and other accounts for which the portfolio  manager is  responsible  on the other.  For example,  a portfolio manager may have conflicts of interest in allocating  management time, resources and  investment  opportunities  among the Funds and other  accounts he advises.  In  addition,  due to  differences  in the  investment  strategies  or restrictions  between the Funds and the other accounts,  a portfolio manager may take action with  respect to another  account that differs from the action taken with respect to the Funds.  In some cases,  another  account managed by the same portfolio  manager  may  compensate  Gartmore  or  its  affiliate  based  on the performance  of the  portfolio  held by that  account.  The  existence of such a performance-based  fee may  create  additional  conflicts  of  interest  for the portfolio manager in the allocation of management time, resources and investment opportunities.  Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all  interested  persons.  The Trust has adopted  policies  that are designed to eliminate or minimize conflicts of interest, although there is no guarantee that procedures  adopted under such policies will detect each and every  situation in which a conflict arises.

                                      C-2

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)  Amended  and  Restated  Agreement  and  Declaration  of Trust,  amended and restated as of October 28,  2004,  of the Trust  previously  filed with the
     Trust's registration  statement on December 30, 2004 is hereby incorporated by reference.

     (1)  Amending  Resolutions  dated  September  30, 2004 to the Agreement and
          Declaration of Trust previously filed with the Trust's registration on
          February 28, 2005 are hereby incorporated by reference.

     (2)  Amending  Resolutions  dated  December  2, 2004 to the  Agreement  and
          Declaration of Trust previously filed with the Trust's registration on
          February 28, 2005 are hereby incorporated by reference.

     (3)  Amending  Resolutions  dated  January  12, 2006 to the  Agreement  and
          Declaration of Trust previously filed with the Trust's registration on
          February 28, 2006 are hereby incorporated by reference.

     (4)  Amending  Resolutions  dated  June  14,  2006  to  the  Agreement  and
          Declaration of Trust,  previously filed with the Trust's  registration statement on July 7, 2006, are hereby incorporated by reference.

(b)  Amended and Restated Bylaws amended and restated as of October 28, 2004, of the Trust,  previously  filed with the Trust's  registration  statement  on
     December 30, 2004, is hereby incorporated by reference.

(c)  Certificates  for shares are not  issued.  Articles  III,  V, and VI of the
     Amended and Restated  Agreement and  Declaration of Trust,  incorporated by reference to Exhibit (a) hereto, define rights of holders of shares.

(d)  Investment Advisory Agreements

     (1)  Investment  Advisory  Agreement  pertaining  to  series  of the  Trust currently  managed by Gartmore  Mutual Fund  Capital  Trust  ("GMFCT")
          (formerly  Villanova  Mutual Fund Capital  Trust)  dated  February 28,
          2005,  previously filed with the Trust's  registration on February 28,
          2006, is hereby incorporated by reference.

          (a)  Exhibit A to  Investment  Advisory  Agreement  amended  effective
               February 28, 2006, previously filed with the Trust's registration on February 28, 2006, is hereby incorporated by reference.

          (b)  Form  of  Revised  Exhibit  A to  Investment  Advisory  Agreement
               amended  effective  September 20, 2006 adding the Gartmore Hedged
               Core Equity,  Gartmore  Small Cap Growth and  Gartmore  Small Cap
               Value Funds,  previously  filed with the Trust's  registration on
               July 7, 2006, is hereby incorporated by reference.

          (c)  Form  of  Revised  Exhibit  A to  Investment  Advisory  Agreement
               amended  effective  September 27, 2006 adding the Gartmore  Small
               Cap Core and Gartmore  Market Neutral  Long-Short  Funds is filed herewith as Exhibit 23(d)(1)(c).

          (d)  Exhibit B to  Investment  Advisory  Agreement  effective  July 1,
               2005,  previously filed with the Trust's registration on February
               28, 2006, is hereby incorporated by reference.

     (2)  Investment  Advisory  Agreement  pertaining to the series of the Trust managed by Gartmore  Morley Capital  Management,  Inc.  ("GMCM") dated
          February 28, 2005,  previously filed with the Trust's  registration on
          February 28, 2006, is hereby incorporated by reference.

          (a)  Exhibit A to  Investment  Advisory  Agreement  amended  effective
               February 28, 2006, previously filed with the Trust's registration on February 28, 2006, is hereby incorporated by reference.

     (3)  Investment  Advisory  Agreement  between the Trust and Gartmore Global
          Asset Management  Trust ("GGAMT") dated February 28, 2005,  previously filed with the Trust's  registration  on February 28, 2006,  is hereby incorporated by reference.

          (a)  Exhibit A to  Investment  Advisory  Agreement  amended  effective
               February 28,  previously  filed with the Trust's  registration on
               February 28, 2006, is hereby incorporated by reference.

          (b)  Exhibit B to  Investment  Advisory  Agreement  effective  July 1,
               2005,  previously filed with the Trust's registration on February
               28, 2006, is hereby incorporated by reference.

     (4)  Subadvisory Agreements.

          (a)  Subadvisory  Agreement  pertaining to certain series of the Trust between  GMFCT  and Fund  Asset  Management,  L.P.  for S & P 500
               Index,  Gartmore Small Cap Index,  Gartmore Mid Cap Market Index,
               Gartmore  International Index and Gartmore Bond Index Funds dated
               February 28, 2005, previously filed with the Trust's registration on February 28, 2006, is hereby incorporated by reference.

          (b)  Subadvisory  Agreement  pertaining to certain series of the Trust between GMFCT and NorthPointe Capital, LLC for the Gartmore Large
               Cap Value (formerly, the Prestige Large Cap Value Fund), Gartmore
               Value Opportunities,  NorthPointe Small Cap Value and NorthPointe
               Small Cap Growth Funds dated February 28, 2005,  previously filed with the Trust's  registration  on February 28,  2006,  is hereby incorporated by reference.

          (c)  Subadvisory  Agreement  pertaining to certain series of the Trust between  GGAMT and  Gartmore  Global  Partners  for the  Gartmore
               Emerging  Markets,   Gartmore   International  Growth,   Gartmore
               Worldwide Leaders  (formerly,  the Gartmore Global Leaders Fund),
               Gartmore European Leaders (formerly, the Gartmore European Growth
               Fund),  Gartmore  OTC,  Gartmore Asia Pacific  Leaders,  Gartmore
               Global  Financial  Services and Gartmore  Global  Utilities Funds
               dated  February  28,  2005,  previously  filed  with the  Trust's registration  on February 28,  2006,  is hereby  incorporated  by reference.

               (i)  Exhibit  A  to  Subadvisory   Agreement   amended  effective
                    February  28,  2006,   previously  filed  with  the  Trust's
                    registration on February 28, 2006, is hereby incorporated by reference.

               (ii) Exhibit B to Subadvisory  Agreement  effective July 1, 2005, previously  filed with the Trust's  registration on February
                    28, 2006, is hereby incorporated by reference.

          (d)  Subadvisory  Agreement  pertaining to certain series of the Trust between  GGAMT and  Gartmore  Global  Partners  for the  Gartmore
               Global Natural Resources and Gartmore China  Opportunities  Funds
               dated  February  28,  2005,  previously  filed  with the  Trust's registration  on February 28,  2006,  is hereby  incorporated  by reference.

               (i)  Exhibit B to Subadvisory  Agreement  effective July 1, 2005, previously  filed with the Trust's  registration on February
                    28, 2006, is hereby incorporated by reference.

(e)  (1)  Underwriting Agreement dated February 28, 2005,  previously filed with the Trust's  registration on February 28, 2006, is hereby incorporated by reference.

          (a)  Schedule A to Underwriting  Agreement amended effective September
               20, 2006,  previously filed with the Trust's registration on July
               7, 2006, is hereby incorporated by reference.

     (2)  Model Dealer Agreement  previously filed with the Trust's Registration
          Statement on December 28, 2004 is hereby incorporated by reference.

          (a)  Form of  Amendment to Dealer  Agreement  dated as of February 28,
               2005, previously filed with the Trust's Registration Statement on
               February 28, 2005, is hereby incorporated by reference.

(f)  Not applicable.

(g)  Custodian Agreement

     (1)  Custody  Agreement  dated  April 4,  2003,  Fund  list  amended  as of
          December  29,  2004,  between  the  Trust  and  JPMorgan  Chase  Bank, previously filed with the Trust's  Registration  Statement on February
          28, 2005, is hereby incorporated by reference.

          (a)  Fund List to Global Custody Agreement between JPMorgan Chase Bank and  Gartmore  Mutual Funds  effective as of September  20, 2006, previously  filed with the Trust's  registration on July 7, 2006, is hereby incorporated by reference.

     (2)  Waiver to Global  Custody  Agreement  dated as of February  28,  2005, between the Trust and JP Morgan Chase Bank  previously  filed with the
          Trust's  registration  on February 28, 2006 is hereby  incorporated by reference.

     (3)  Cash Trade Execution Rider dated April 4, 2003,  previously filed with the Trust's  registration on February 28, 2006, is hereby incorporated by reference.

(h)  (1)  Fund Administration  and Transfer Agency Agreement  between the Trust,
          Gartmore SA Capital  Trust and Gartmore  Investor  Services,  Inc., as
          amended  and  restated  January  1,  2005,  previously  filed with the
          Trust's  Registration  Statement  on  December  28,  2004,  is  hereby incorporated by reference.

          (a)  Amendment  to  Amended  and  Restated  Fund   Administration  and
               Transfer Agency Agreement between the Trust,  Gartmore SA Capital
               Trust and  Gartmore  Investor  Services,  Inc.,  effective  as of
               February  28,  2005  and   previously   filed  with  the  Trust's
               registration  on  February  28,  2006 is hereby  incorporated  by reference

          (b)  Revised  Exhibit C to Fund  Administration  and  Transfer  Agency
               Agreement amended effective September 20, 2006,  previously filed with  the  Trust's  registration  on  July  7,  2006,  is  hereby incorporated by reference.

     (2)  (a)  Administrative   Services  Plan  effective  February  28,  2005,
               previously  filed with the Trust's  registration on July 7, 2006, is hereby incorporated by reference.

               (i)  Exhibit A to Administrative  Services Plan amended effective
                    September  20,  2006,  previously  filed  with  the  Trust's registration  on July 7,  2006,  is hereby  incorporated  by reference.

          (b)  Servicing  Agreement to Administrative  Services Plan ("Servicing
               Agreement")  dated May 9, 1998 previously  filed with the Trust's
               Registration Statement on January 5, 1999, is hereby incorporated by reference.

          (c)  Form of Amendment to Servicing Agreement dated February 28, 2005, previously  filed  with the  Trust's  Registration  Statement  on
               February 28, 2005, is hereby incorporated by reference.

     (3)  Expense  Limitation  Agreement  between the Trust and Gartmore  Mutual
          Fund Capital Trust ("GMFCT")  relating to the Gartmore Mid Cap Growth,
          Gartmore Mid Cap Growth Leaders, Gartmore Convertible,  Gartmore Money
          Market,  Gartmore  Small Cap Leaders,  Gartmore  China  Opportunities,
          Gartmore  Global  Natural  Resources and each of the Gartmore  Optimal
          Allocations Funds effective  February 28, 2005,  previously filed with the Trust's  registration on February 28, 2006 is hereby  incorporated by reference

          (a)  Form  of  Exhibit  A  to  Expense  Limitation  Agreement  amended effective  September 20, 2006 to incorporate  the Gartmore Hedged
               Core Equity,  Gartmore  Small Cap Growth and  Gartmore  Small Cap
               Value Funds,  previously  filed with the Trust's  registration on
               July 7, 2006, is hereby incorporated by reference.

          (b)  Form of Revised Exhibit A to Expense Limitation Agreement amended effective  September 27, 2006 to  incorporate  the Gartmore Small
               Cap Core and Gartmore  Market Neutral  Long-Short  Funds is filed herewith as Exhibit 23(h)(3)(b).

     (4)  Expense  Limitation  Agreement  between the Trust and Gartmore  Morley
          Capital  Management,  Inc.  ("GMCM")  relating to the Gartmore  Morley
          Enhanced  Income Fund effective  February 28, 2005,  previously  filed with  the  Trust's  registration  on  February  28,  2006,  is  hereby incorporated by reference.

          (a)  Exhibit  A to  Expense  Limitation  Agreement  amended  effective
               February 28, 2006, previously filed with the Trust's registration on February 28, 2006, is hereby incorporated by reference.

     (5)  Expense  Limitation  Agreement  between the Trust and GMCM relating to the Gartmore  Short  Duration Bond Fund  effective  February 28, 2005, previously  filed with the Trust's  registration on February 28, 2006, is hereby incorporated by reference.

     (6)  Expense  Limitation  Agreement between the Trust and GMFCT relating to the Gartmore  Large Cap Value,  Gartmore  Small Cap,  Gartmore  Global
          Technology  and  Communications,   Gartmore  Global  Health  Sciences,
          NorthPointe Small Cap Value,  Gartmore Value  Opportunities,  Gartmore
          High Yield Bond,  Gartmore U.S.  Growth Leaders,  Gartmore  Nationwide
          Leaders,  Gartmore Micro Cap Equity,  Gartmore S&P 500 Index, Gartmore
          Small Cap Index, Gartmore Mid Cap Market Index, Gartmore International
          Index,  Gartmore  Bond  Index and each of the Asset  Allocation  Funds effective  February  28,  2005,  previously  filed  with  the  Trust's
          registration   on  February  28,  2006,  is  hereby   incorporated  by
          reference.

          (a)  Exhibit  A to  Expense  Limitation  Agreement  amended  effective
               February 28,  previously  filed with the Trust's  registration on
               February 28, 2006, is hereby incorporated by reference.

     (7)  Expense  Limitation  Agreement between the Trust and GMFCT relating to
          Gartmore U.S. Growth Leaders  Long-Short  Fund effective  February 28,
          2005,  previously filed with the Trust's  registration on February 28,
          2006, is hereby incorporated by reference.

     (8)  Expense  Limitation  Agreement  between the Trust and Gartmore  Global
          Asset  Management  Trust ("GGAMT")  relating to the Gartmore  Emerging
          Markets,  Gartmore  International Growth,  Gartmore Worldwide Leaders,
          Gartmore Global Financial Services and Gartmore Global Utilities Funds
          effective  February  28,  2005,  previously  filed  with  the  Trust's
          registration   on  February  28,  2006,  is  hereby   incorporated  by
          reference.

          (a)  Exhibit  A to  Expense  Limitation  Agreement  amended  effective
               February 28, 2006, previously filed with the Trust's registration on February 28, 2006, is hereby incorporated by reference.

     (9)  Expense Limitation  Agreement between the Trust, GMFCT and NorthPointe
          Capital,  LLC  relating  to the  NorthPointe  Small  Cap  Growth  Fund
          effective   February  28,  2005  previously  filed  with  the  Trust's
          registration   on  February  28,  2006,  is  hereby   incorporated  by
          reference.

     (10) Form of  Indemnification  Agreement  between the Trust and each of its trustees and certain of its officers previously filed with the Trust's registration  statement on February 28, 2005 is hereby incorporated by reference.  Specific  agreements are between the Trust and each of the following:  Charles  E.  Allen,  Paula H. J.  Cholmondeley,  C.  Brent
          DeVore,  Phyllis Kay Dryden,  Barbara L.  Hennigar,  Paul J.  Hondros,
          Barbara I. Jacobs, Douglas F. Kridler,  Michael D. McCarthy,  Arden L.
          Shisler,  David C.  Wetmore,  Michael  A.  Krulikowski,  and Gerald J.
          Holland.

     (11) Assignment and Assumption  Agreement between Gartmore Mutual Funds, an
          Ohio  business  trust ("OBT") and Gartmore  Mutual  Funds,  a Delaware statutory trust ("DST"),  dated February 28, 2005, assigning GMF OBT's title,  rights,  interests,  benefits and privileges in and to certain contracts  listed in the Agreement,  previously filed with the Trust's
          registration   on  February  28,  2006,  is  hereby   incorporated  by
          reference.

(i)  Legal Opinion of Stradley Ronon Stevens & Young LLP,  previously filed with the Trust's  registration  on February 28, 2006, is hereby  incorporated by reference.

(j)  Consent  of  PricewaterhouseCoopers  LLP  ("PwC"),   independent  auditors,
     previously  filed with the Trust's  registration  on February 28, 2006,  is hereby incorporated by reference.

(k)  Not applicable.

(l)  Not applicable.

(m)  (1)  Distribution  Plan  under  Rule  12b-1  effective  February  28,  2005 previously filed with the Trust's  registration  statement on February
          28, 2005 is hereby incorporated by reference.

     (2)  Form of Amended Distribution Plan under Rule 12b-1 effective September
          20,  2006,  incorporating  the Gartmore  Hedged Core Equity,  Gartmore
          Small Cap Growth and Gartmore Small Cap Value Funds,  previously filed with the Trust's  registration on July 7, 2006, is hereby incorporated by reference.

     (3)  Form of Further Amended  Distribution  Plan under Rule 12b-1 effective
          September  27, 2006,  incorporating  the  Gartmore  Small Cap Core and
          Gartmore Market Neutral  Long-Short Funds is filed herewith as Exhibit
          23(m)(3).

(n)  (1)  Amended 18f-3 Plan effective February 28,2005 previously filed with the Trust's  registration  statement  on  February  28, 2005 is hereby incorporated by reference.

     (2)  Form of Amended 18f-3 Plan effective September 20, 2006, incorporating the  Gartmore  Hedged  Core  Equity,  Gartmore  Small Cap  Growth  and
          Gartmore  Small Cap Value  Funds  previously  filed  with the  Trust's registration on July 7, 2006, is hereby incorporated by reference.

     (3)  Form of Further  Amended  18f-3 Plan  effective  September  27,  2006, incorporating  the Gartmore Small Cap Core and Gartmore Market Neutral
          Long-Short Funds is filed herewith as Exhibit 23(n)(3).

(o)  Not applicable.

(p)  (1)  Code of Ethics for Gartmore Funds,  previously  filed with the Trust's
          registration   on  February  28,  2006,  is  hereby   incorporated  by
          reference.

     (2)  Code of Ethics for  Gartmore  Mutual Fund Capital  Trust,  Gartmore SA
          Capital  Trust,   NorthPointe  Capital,  LLC,  Gartmore  Global  Asset
          Management  Trust,  Gartmore  Morley  Capital  Management,   Inc.  and
          Gartmore  Trust  Company  as  initially  adopted on August 8, 2000 and amended effective July 1, 2001,  November 29, 2001,  December 31, 2001
          and February 1, 2005 previously filed with the Trust's registration on
          February 28, 2006 is hereby incorporated by reference.

     (3)  Code of Ethics for Gartmore Distribution  Services, Inc dated February
          1, 2005 previously filed with the Trust's registration on February 28,
          2006 is hereby incorporated by reference.

     (4)  (a)  Gartmore   Global  Partners  Code  of  Ethics  dated  March  2004
          previously filed with the Trust's registration on February 28, 2006 is hereby incorporated by reference.

          (b) Gartmore Global Partners Personal  Securities Trading Guidelines -
          Charlotte  and New York  dated  March 2000  previously  filed with the
          Trust's   Registration   Statement  on  October  13,  2000  is  hereby
          incorporated by reference.

          (c) Gartmore Global Partners Personal  Securities Trading Guidelines -
          London and Tokyo  dated March 2000  previously  filed with the Trust's
          Registration  Statement on October 13, 2000 is hereby  incorporated by reference.

          (d) Gartmore Global Partners  Personal  Dealing  (Personal  Securities
          Transactions)  dated  March 2000  previously  filed  with the  Trust's
          Registration  Statement on October 13, 2000 is hereby  incorporated by reference.

(q)  (1)  Power of Attorney for Charles E. Allen, Paula H. J.  Cholmondeley,  C.
          Brent  DeVore,  Robert  M.  Duncan,  Barbara  L.  Hennigar,  Gerald J.
          Holland,  Paul J.  Hondros,  Thomas J. Kerr,  IV,  Douglas F. Kridler,
          Arden  L.  Shisler,  and  David  C.  Wetmore  dated  March  13,  2003, previously filed with the Trust's registration  statement on April 30,
          2003 is hereby incorporated by reference.

     (2)  Power of Attorney for Charles E. Allen, Michael J. Baresich,  Paula H.
          J.  Cholmondeley,  C.  Brent  DeVore,  Robert M.  Duncan,  Barbara  L.
          Hennigar,  Paul J. Hondros,  Thomas J. Kerr,  IV,  Douglas F. Kridler,
          Arden L. Shisler,  David C. Wetmore and Gerald J. Holland,  Treasurer,
          previously filed with the Trust's  registration  statement on December
          30, 2004, is hereby incorporated by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

No person is presently controlled by or under common control with Registrant.

ITEM 25. INDEMNIFICATION

The Trust has entered into indemnification  agreements with each of the trustees and certain of its officers.  The  indemnification  agreements  provide that the
Trust will  indemnify  the  indemnitee  for and against  any and all  judgments, penalties,  fines, and amounts paid in settlement, and all expenses actually and reasonably  incurred by  indemnitee  in  connection  with a proceeding  that the indemnitee  is a party to or is  threatened  to be made a party to  (other  than certain  exceptions  specified  in the  agreements),  to the maximum  extent not expressly  prohibited by Delaware law or applicable  federal  securities law and regulations  (including without limitation Section 17(h) of the 1940 Act and the rules and  regulations  issued with respect  thereto by the U.S.  Securities and
Exchange  Commission).  The Trust also will indemnify indemnitee for and against all expenses  actually and reasonably  incurred by indemnitee in connection with any proceeding to which  indemnitee is or is threatened to be made a witness but not a party. See Item 23(h)(10) above.

Insofar as  indemnification  for liability  arising under the  Securities Act of
1933 may be permitted to  directors,  officers  and  controlling  persons of the registrant pursuant to the foregoing  provisions,  or otherwise,  the registrant has been advised that in the opinion of the Securities  and Exchange  Commission such  indemnification  is against  public policy as expressed in the Act and is, therefore,  unenforceable. In the event that a claim for indemnification against such liabilities  (other than the payment by the registrant of expenses incurred or paid by a director,  officer or  controlling  person of the registrant in the successful  defense of any  action,  suit or  proceeding)  is  asserted  by such director,  officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been  settled by  controlling  precedent,  submit to a court of  appropriate jurisdiction the question whether such  indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)  Gartmore Mutual Fund Capital Trust, ("GMFCT"), an investment adviser of the
     Trust, also serves as investment adviser to the Gartmore Variable Insurance
     Trust. The Directors of Gartmore Global Investments, Inc., GMFCT's managing unitholder and the officers of GMFCT are as follows:

Paul J. Hondros, Director, President and Chief Executive Officer
Gartmore Investors Services, Inc.
NorthPointe Capital, LLC
Gartmore Global Investments, Inc.
Gartmore Distribution Services, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust

Chief Executive Officer and President
Gartmore Mutual Funds

Chief Executive Officer and President
Gartmore Variable Insurance Trust

Jeffrey S. Meyer, Executive Vice President and Chief Executive Officer, Europe
Gartmore Global Asset Management Trust
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Distribution Services, Inc.

Glenn W. Soden, Associate Vice President and Secretary
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Investments, Inc.
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Carol L. Dove, Assistant Treasurer
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Gerald J. Holland, Senior Vice President and Chief Administrative Officer
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Distribution Services, Inc.

Treasurer and Chief Financial Officer
Gartmore Mutual Funds
Gartmore Variable Insurance Trust

Michael A. Krulikowski, Vice President and Chief Compliance Officer
Gartmore Distribution Services, Inc.
Gartmore Global Investments, Inc.
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
NorthPointe Capital, LLC
Gartmore Mutual Funds
Gartmore Variable Insurance Trust

Daniel J. Murphy, Assistant Treasurer
Gartmore Global Asset Management Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Eric E. Miller, Senior Vice President - Chief Legal Counsel
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
NorthPointe Capital, LLC
Gartmore Morley Financial Services, Inc.
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Secretary
Gartmore Mutual Funds
Gartmore Variable Insurance Trust

Richard Fonash, Vice President
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Thomas E. Barnes, Vice President
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

J. Morgan Elliott, Assistant Treasurer
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Alan A. Todryk, Vice President, Taxation
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Toni L. Lindsey, Assistant Vice President
Gartmore Global Investments, Inc.
Gartmore Global Asset Management Trust

Kevin S. Crossett,  Executive Vice President,  General Counsel, Global Legal and
Compliance
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Gerald T. Nichols, Senior Vice President, Co-Head of U.S. Fixed Income
Gartmore Global Investments, Inc.

Patrick Udovich, Senior Vice President, Human Resources
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust

Except as otherwise  noted,  the principal  business address of any company with which any person  specified  above is  connected  in the  capacity of  director, officer,  employee,  partner or trustee is One Nationwide Plaza, Columbus,  Ohio
43215, except for the following companies:

Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.
1200 River Road, Suite 1000
Conshohocken, Pennsylvania 19428

NorthPointe Capital, LLC
Suite 745
201 West Big Beaver Road
Troy, Michigan 48084

Gartmore Morley Financial Services, Inc.
5665 S. W. Meadows Road, Suite 400
Lake Oswego, Oregon 97035

(b)  GMCM serves as investment  adviser to the Gartmore Short Duration Bond Fund and Gartmore  Enhanced Income Fund. GMCM is incorporated  under the laws of the State of Oregon and is a wholly owned  indirect  subsidiary of Gartmore
     Global Investments,  Inc. To the knowledge of the investment advisor,  none of the directors or officers of GMCM,  except as set forth below, is or has been at any time  during  the past two  fiscal  years  engaged in any other business,  profession,  vocation or  employment  of a  substantial  nature, except that certain directors and officers also hold various positions with and engage in business for Gartmore  Morley  Financial  Services,  Inc. and
     Gartmore Global  Investments,  Inc. The directors except as noted below may be contacted c/o Morley  Financial  Services,  Inc.,  5665 SW Meadows Road,
     Suite 400 Lake Oswego, Oregon 97035.

     Jill R.  Cuniff,  Managing  Director  and  Chief  Investment  Officer,  and
     Director of GMCM. Ms. Cuniff is also Managing  Director,  Chief  Investment
     Officer and Director of Gartmore Morley Financial Services, Inc.

(c)  GGAMT,  an  investment  adviser of the Trust,  also serves as an investment adviser to Gartmore  Variable  Insurance Trust. The Directors of Nationwide
     Corporation ("NC"),  GGAMT's managing unit holder and the officers of GGAMT are as follows  (see (a) above for  additional  information  on their other employment):

                                 Directors of NC
                                ----------------

              Lewis J. Alphin                   W.G. Jurgensen
              James B. Bachmann                 David O. Miller
              A. I. Bell                        Lydia M. Marshall
              Timothy J. Corcoran               Terry W. McClure
              Yvonne M. Curl                    Ralph M. Paige
              Kenneth D. Davis                  James F. Patterson
              Keith E. Eckel                    Arden L. Shisler
              Willard J. Engel                  Robert L. Stewart
              Fred C. Finney

                                Officers of GGAMT
                                ----------------
President and Chief Executive Officer                     Paul J. Hondros
Senior Vice President, Chief Operating Officer,
  Gartmore Investments                                    Thomas M. Sipp
Vice President and Secretary                              Thomas E. Barnes
Senior Vice President                                     Eric E. Miller
Assistant Treasurer and Vice President                    Carol L. Dove
Senior Vice President, Chief Administrative Officer       Gerald J. Holland
Vice President and Chief Compliance Officer               Michael A. Krulikowski
Assistant Treasurer                                       Daniel J. Murphy
Vice President                                            Alan A. Todryk
Vice President and Secretary                              Toni L. Linsey
Executive Vice President and Global CIO, Fixed Income     Roger Bartley
Executive Vice President and Head of Global
  Institutional and Alternative Investments               Charles Beazley
Executive Vice President and Head of Retail and
  Bancassurance, Gartmore Ex-US                           Paul Feeney
Executive Vice President and CEO Europe                   Jeffrey Meyer
Executive Vice President, Chief Legal and Governance
  Officer                                                 Patricia Hatler
Executive Vice President, General Counsel Global Legal
  and Compliance                                          Kevin Crossett
Assistant Treasurer                                       J. Morgan Elliot
Assistant Vice President, Secretary                       Glenn Soden
Assistant Vice President, Assistant Secretary             Dean Clarke
Senior Vice President, Human Resources U.S.               Patrick Udovich
Senior Vice President, Human Resources, Gartmore Ex-US    Melanie Longson
Senior Vice President and Chief Operating Officer,
  Gartmore Ex. US                                         Les Aitkenled
Senior Vice President and General Counsel,
  Gartmore Ex-US                                          Simon Martin

(d)  Information for the Subadviser of the S&P 500 Index Fund,  Nationwide Small
     Cap Index Fund,  Gartmore  Mid Cap Market Index Fund,  Gartmore  Bond Index
     Fund and Gartmore International Index Fund.

     (1)  Fund Asset  Management,  L.P.  ("FAM") acts as subadviser to the Funds listed  above  and as  adviser  or  subadviser  to a  number  of other registered investment companies.  The list required by this Item 25 of officers and directors of FAM,  together with  information as to their other  business,  profession,  vocation or employment of a substantial nature during the past two fiscal years,  is incorporated by reference to Schedule A and D of Form ADV filed by FAM (SEC file No. 801-12485).

(e)  Information  for the  Subadviser  of the Gartmore  Emerging  Markets  Fund,
     Gartmore   International  Growth  Fund,  Gartmore  Worldwide  Leaders  Fund
     (formerly  Gartmore  Global Leaders Fund),  Gartmore Small  Companies Fund,
     Gartmore Global Financial Services Fund and Gartmore Global Utilities Fund,
     Gartmore  Global Natural  Resources  Fund and Gartmore China  Opportunities
     Fund.

     (1)  Gartmore  Global  Partners  ("Gartmore")  acts  as  subadviser  to the
          Gartmore Emerging Markets Fund,  Gartmore  International  Growth Fund,
          Gartmore  Worldwide  Leaders Fund  (formerly  Gartmore  Global Leaders
          Fund),  Gartmore  Small  Companies  Fund,  Gartmore  Global  Financial
          Services Fund, Gartmore Global Utilities Fund, Gartmore Global Natural
          Resources  Fund  and  Gartmore  China  Opportunities  Fund  as well as adviser to certain other clients. The list required by this Item 25 of officers and directors of Gartmore,  together with  information  as to
          their  other  business,  profession,   vocation  or  employment  of  a
          substantial  nature  during the past two  years,  is  incorporated  by reference to Schedules A and D of Form ADV filed by Gartmore (SEC File
          No. 801-48811).

(f)  Information  for the Subadviser of the Gartmore Value  Opportunities  Fund,
     Gartmore  Large  Cap Value  Fund,  NorthPointe  Small  Cap  Value  Fund and
     NorthPointe Small Cap Growth Fund.

     (1)  NorthPointe  Capital,  LLC  ("NorthPointe")  acts as subadviser to the
          Gartmore  Value  Opportunities  Fund,  Gartmore  Large Cap Value Fund,
          NorthPointe Small Cap Value Fund and NorthPointe Small Cap Growth Fund
          and separate institutional  investors.  The list required by this Item
          25 of officers and directors of NorthPointe, together with information as to their other  business,  profession,  vocation or employment of a substantial  nature  during the past two  years,  is  incorporated  by reference to Schedules A and D of Form ADV filed by  NorthPointe  (SEC
          File No. 801-57064).

ITEM 27. PRINCIPAL UNDERWRITERS

(a)  Gartmore Distribution Services, Inc. ("GDSI"), the principal underwriter of the Registrant,  also acts as principal  underwriter for Gartmore  Variable
     Insurance Trust and Gartmore Mutual Funds II, Inc.

(b)  Herewith is the information required by the following table with respect to each director, officer or partner of GDSI:

Name:              Address:                 Title with GDSI:          Title with
                                                                      Registrant:

Paul J. Hondros    300 Barr Harbor Drive,   President and Chief       Chairman
                   Suite 300                Executive Officer
                   Conshohocken, PA 19428
Gerald J. Holland  1200 River Road          Senior Vice President,    Treasurer
                   Conshohocken PA 19428    Chief Administrative
                                            Officer
Eric E. Miller     1200 River Road          Senior Vice President,    Secretary
                   Conshohocken PA 19428    General Counsel, U.S.
Thomas M. Sipp     1200 River Road          Senior Vice President,    n/a
                   Conshohocken PA 19428    Chief Operating
                                            Officer, Gartmore
                                            Investments
Glenn W. Soden     1200 River Road          Associate Vice            n/a
                   Conshohocken PA 19428    President and Assistant
                                            Secretary
Carol L. Dove      One Nationwide Plaza     Vice President and        n/a
                   Columbus, OH 43215       Assistant Treasurer
Daniel J. Murphy   One Nationwide Plaza     Assistant Treasurer       n/a
                   Columbus, OH 43215
Michael A.         1200 River Road          Vice President and        Assistant
Krulikowski        Conshohocken PA 19428    Chief Compliance Officer  Secretary
                                                                      and Chief
                                                                      Compliance
                                                                      Officer
Thomas E. Barnes   One Nationwide Plaza     Vice President and        n/a
                   Columbus, OH 43215       Secretary
Alan A. Todryk     One Nationwide Plaza     Vice President,           n/a
                   Columbus, OH 43215       Taxation
Jeffery S. Meyer   1200 River Road          Executive Vice            n/a
                   Conshohocken PA 19428    President
Patrick Udovich    1200 River Road          Senior Vice President,    n/a
                   Conshohocken, PA  19428  Human Resources
Kevin Crossett     1200 River Road          Executive Vice            n/a
                   Conshohocken, PA  19428  President, General
                                            Counsel, Global Legal
                                            and Compliance
William Baltrus    1200 River Road          Vice President,           n/a
                   Conshohocken, PA  19428  Administration
J. Morgan Elliott  One Nationwide Plaza     Assistant Treasurer       n/a
                   Columbus, OH 43215

(c)  Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

BISYS
3435 Stelzer Road
Columbus, OH 43219

Gartmore Funds
1200 River Road, Suite 1000
Conshohocken, PA 19428

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended,  and the
Investment  Company Act of 1940, as amended,  Gartmore  Mutual Funds (a Delaware
Statutory Trust) has duly caused this Post-Effective Amendment Nos. 76,77 to the
Registration Statement to be signed on its behalf by the undersigned,  thereunto duly authorized, in the City of Conshohocken,  and Commonwealth of Pennsylvania,
on this 14th day of July, 2006.

                         GARTMORE MUTUAL FUNDS

                         By:    /s/ Allan J. Oster
                                Allan J. Oster, Attorney-In-Fact for Registrant

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933,  THIS  POST-EFFECTIVE
AMENDMENT NOS. 76, 77 TO THE REGISTRATION STATEMENT OF GARTMORE MUTUAL FUNDS HAS
BEEN SIGNED BELOW BY THE FOLLOWING  PERSONS IN THE  CAPACITIES  INDICATED ON THE
14th DAY OF JULY, 2006.

Signature & Title

Principal Executive Officer

/s/ Paul J. Hondros*
Paul J. Hondros, Trustee, Chief Executive Officer and President

Principal Accounting and Financial Officer

/s/ Gerald J. Holland*
Gerald J. Holland, Treasurer

/s/ Charles E. Allen*
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ C. Brent Devore*
C. Brent Devore, Trustee

/s/ Barbara L. Hennigar*
Barbara L. Hennigar, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ Arden L. Shisler*
Arden L. Shisler, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY:  /s/ Allan J. Oster
          Allan J. Oster, Attorney-In-Fact

                                 EXHIBITS INDEX

          EXHIBITS                                            EXHIBIT NO.

Form of Exhibit A to Investment Advisory Agreement            EX-99(d)(1)(c)

Form of Exhibit A to Expense Limitation Agreement             EX-99(h)(3)(b)

Amended Distribution Plan                                     EX-99(m)(3)

Amended 18f-3 Plan                                            EX-99(n)(3)